[LOGO OF EATON VANCE APPEARS HERE]        [EDUCATIONAL INSTITUTION APPEARS HERE]






Semiannual Report January 31, 1998




[PHOTO OF HIGHWAY APPEARS HERE]       EATON VANCE                        Arizona

                                      MUNICIPALS                        Colorado

                                         TRUST                       Connecticut

                                                                        Michigan

                                                                       Minnesota

                         Global Management-Global Distribution        New Jersey

                                                                    Pennsylvania

[PHOTO OF BROOKLYN BRIDGE APPEARS HERE]                                    Texas

Eaton Vance Municipals Funds as of January 31, 1998

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER,
PRESIDENT APPEARS HERE]

The past year has been very favorable for the municipal bond market. Low inflation and a declining interest rate environment produced strong returns for the tax-exempt sector. As a measure of overall municipal bond market performance, the Lehman Brothers Municipal Bond Index -- a widely recognized, unmanaged index of municipal bonds -- had a return of 9.2% for the year.*

Amid volatile global markets, more investors were drawn to municipal bonds...

Against a backdrop of moderate economic growth and low inflation, investors again focused on the unique advantages of municipals, which remain among the best tax-advantaged vehicles. In addition, the municipal market attracted an increasing number of crossover investors from other markets. Many investors bought municipals in a flight to quality, as the domestic equity market reached overvalued levels and emerging markets were caught up in the turmoil of the Asian currency crisis.

A sound economy has resulted in improving municipal credits...

The upbeat economic climate of recent years has provided strong support for the municipal market. Steady job growth has generated increased tax revenues for states and local issuers. As a result, many areas hard-hit in the recessions of the 1970s and 1980s have since made a significant economic comeback, a fact reflected in the value of their bonds. We expect to see many more such stories emerge in the coming year.

Municipal bond yield 88% of Treasury yields

       5.13%              8.02%

30 Year Treasury Bond     Taxable equivalent yield
General Obligation        in 36% tax bracket
   (GO) Bonds*

       5.80%
30 Year Treasury bond

Principal and interest payments of Treasury securities are guaranteed by the U.S. goverenment.

*GO yield are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund's yield. Statistics as of January 31, 1998.

Past performance is no guarantee of future results. Source: Bloomberg, L.P.


1998 should bring more opportunities for municipal investors...
At present, there is little sign of inflation on the horizon, and, with the Asian turmoil of recent months, it's possible that the economy may slow somewhat in the next year. Meanwhile, the federal budget situation has improved dramatically in the past several years.

Naturally, those conditions are subject to change over time. The market could be vulnerable if the economy strengthens or the budget situation unexpectedly worsens. We will, of course, continue to closely monitor economic progress.

As for the tax-exempt market, municipal bonds currently represent unusual value relative to their taxable counterparts. We believe that municipals will continue to serve their traditional function of financing vital public works, while offering good opportunities for tax-conscious investors.

                                            Sincerely,


                                            /s/ Thomas J. Fetter

                                            Thomas J. Fetter
                                            President
                                            February 9, 1998

*It is not possible to invest directly in an Index.

Mutual Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Arizona Municipals Fund as of January 31, 1998

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON
PORTFOLIO MANAGER APPEARS HERE]

Cynthia J. Clemson,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------
 . The Arizona economy gained momentum in the closing months of 1997. Reflecting that strength, payroll employment increased at a 9.5% rate in October and November, with notable job gains in electronics and computer manufacturing. Arizona enjoyed the second-fastest job growth in the nation.

 . Exports constituted a bright spot for Arizona in the past year. According to the Federal Reserve Bank of San Francisco, exports were 54% higher than in 1996, boosted by a strong economic recovery in Mexico, Arizona's leading export partner.

 . Residential construction remained stable in 1997, as evidenced by 47,000 new building permits. The construction mix favored single-family homes, reflecting the increasingly favorable economics of home ownership. Average prices for homes sold in the Metro Phoenix area rose 8% in 1997.

Management Update
--------------------------------------------------------------------------------
 . We made some modest adjustments to the Portfolio during the period, including reducing our exposure to insured hospital bonds at very attractive levels. We used the proceeds to add industrial development bonds which offered very competitive yields. These transactions improved the income component of the Fund.

 . Low issuance continued to be a factor in the Arizona market. Our extensive contacts with broker/dealer networks were instrumental in maintaining access to attractive issues.

 . We continued to focus on upgrading call protection. By adding bonds with longer call dates, we improved the performance characteristics of the Fund.

The Fund
--------------------------------------------------------------------------------
 . During the six months ended January 31, 1998, the Fund's Class A and Class B shares had total returns of 4.8% and 4.5%, respectively./1/

 . For Class A, this return resulted from an increase in net asset value per share to $10.31 on January 31, 1998 from $10.09 on July 31, 1997, and the reinvestment of $0.26 per share in tax-free dividend income. For Class B, it resulted from an increase to $11.47 from $11.22, and the reinvestment of $0.247 per share in tax-free dividends./2/

 . Based on the Fund's most recent dividend and a net asset value on January 31, 1998 of $10.31 for Class A and $11.47 for Class B, the distribution rates were 5.00% and 4.27%, respectively./3/

 . The SEC 30-day yields at January 31 were 4.10% and 3.53%, respectively./4/


Your Investment at Work
--------------------------------------------------------------------------------
  Navajo County, AZ
  Pollution Control Corp.                       [UTILITIES GRAPHIC APPEARS HERE]
  Arizona Public Service Company

 . These bonds were issued to refund an earlier issue of the Navajo County
  Project that financed pollution control equipment for an electric utility, including a sanitary sewer system, a dust repression system and a water reclamation unit.

 . The bonds represent an investment in a project that will promote a cleaner environment for the entire Navajo County community.

 . The bonds have a 5.875% coupon and offer the Portfolio good call protection.

--------------------------------------------------------------------------------

Fund Information
as of January 31, 1998

Performance/5/
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
                       Class A    Class B
                       -------    -------
One Year                11.5%      10.8%
Five Years               N/A        7.1
Life of Fund+            5.9        8.0


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
                       Class A     Class B
                       -------     -------
One Year                6.1%        5.8%
Five Years              N/A         6.8
Life of Fund+           4.7         8.0
+Class A: (12/13/93); Class B: (7/25/91)

5 Largest Sectors/6/
--------------------------------------------------------------------------------
By total investments

[BAR GRAPH APPEARS HERE]

Escrowed                          14.4%
Electric Utilities                15.2%
Insured - Hospital*               13.0%
Indust. Development/Pollution      9.2%
Education                          7.0%

* Private insurance does not remove the interest rate risks that are associated with these investments.

/1/ This return does not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charge (CDSC) for the Fund's Class B shares. /2/ A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. /3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. /4/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. /5/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge as noted and for Class B reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%- 3rd year; 3%-4th year; 2%-5th year; 1%-6th year. /6/ Based on market value as of 1/31/98. May not represent the Portfolio's current or future investments. Five largest sectors represent 61.8% of the Portfolio's investments.

     Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Colorado Municipals Fund as of January 31, 1998

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN APPEARS HERE]

William H. Ahern,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

 . Colorado's economy again out- paced the nation in 1997 and that expansion is expected to continue into 1998. Meanwhile, population growth also remains fairly strong. Finally, the state's Office of Planning and Budgeting estimates that personal income of Colorado residents should grow 6.9% in the coming year.

 . With its well-educated workforce and attractive climate, Colorado remains a top choice for companies looking to relocate. Amid strong demand for skilled workers, unemployment was a modest 3.4% at year end, well below the national rate.

 . The Taxpayer Bill of Rights, a constitutional amendment that limits the growth of state revenues, was invoked in 1997 for the first time since its passage in 1992. Having exceeded allowable revenue growth by $140 million, the excess receipts will likely be returned to taxpayers in the form of refunds or tax credits.

Management Update
--------------------------------------------------------------------------------

 . Housing bonds provided a strong income component during the period. Issues included Colorado Housing and Finance Authority bonds for single-family housing, as well as select, local multi-family projects.

 . Amid the strong market rally of the past year, the Portfolio's non-rated bonds have performed especially well. The Portfolio benefited from the strong Eaton Vance research commitment in the non-rated segment of the market.

 . As concerns developed over the longer-term impact of the October Asian currency crisis on the U.S. economy, we slightly lengthened the Portfolio's average duration.

The Fund
--------------------------------------------------------------------------------

 . During the six months ended January 31, 1998, the Fund's Class A and Class B shares had total returns of 4.2% and 3.8%, respectively./1/

 . For Class A, this return resulted from an increase in net asset value per share to $10.07 on January 31, 1998 from $9.92 on July 31, 1997, and the reinvestment of $0.26 per share in tax-free dividend income. For Class B, it resulted from an increase to $10.96 from $10.80, and the reinvestment of $0.244 per share in tax-free dividends./2/

 . Based on the Fund's most recent dividend and a net asset value on January 31, 1998 of $10.07 for Class A and $10.96 for Class B, the distribution rates were 5.11% and 4.41%, respectively./3/

 . The SEC 30-day yields at January 31 were 3.86% and 3.92%, respectively./4/

Your Investment at Work
--------------------------------------------------------------------------------
                                              [MEDICAL SYMBOL LOGO APPEARS HERE]
  Colorado Health Facilities Authority
  Steamboat Springs Health

 . This bond issue was used to finance renovations to health care facilities of the Steamboat Springs Health Project.

 . The Steamboat facilities provide a wide range of outpatient services, as well as critical care facilities. The proceeds of the bond were used to fund improvements to treatment facilities, consulting rooms for physicians, and administrative offices.

 . This non-rated bond represents the efforts of the Portfolio to add value through smaller, non-rated issues within the Colorado health care sector.
--------------------------------------------------------------------------------

Fund Information
as of January 31, 1998

Performance/5/
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
                       Class A    Class B
                       -------    -------
One Year                11.7%      11.1%

Five Years               N/A        6.5

Life of Fund+            5.5        7.0


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
                       Class A    Class B
                       -------    -------
One Year                6.5%        6.1%

Five Years              N/A         6.2

Life of Fund+           4.3         6.8
+Class A: (12/10/93); Class B: (8/25/92)

[BAR GRAPH APPEARS HERE]

5 Largest Sectors/6/
--------------------------------------------------------------------------------
By total investments

Hospitals                       23.1%

Escrowed/Prerefunded            15.2%

Housing                         14.8%

Transportation                  12.9%

Insured - General Obligations*  11.2%

* Private insurance does not remove the interest rate risks that are associated with these investments.

/1/ This return does not include the 4.75% maximum sales charge for the Fund's
    Class A shares or the applicable contingent deferred sales charge (CDSC) for the Fund's Class B shares.

/2/ A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax.

/3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.

/4/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

/5/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge as noted and for Class B reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%- 3rd year; 3%-4th year; 2%-5th year; 1%-6th year.

/6/ Based on market value as of 1/31/98. May not represent the Portfolio's current or future investments. Five largest sectors represent 77.2% of the Portfolio's investments.

    Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Connecticut Municipals Fund as of January 31, 1998

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN APPEARS HERE]

William H. Ahern,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

 . Connecticut's economy gathered strength in 1997, a trend that is likely to continue in 1998, according to the University of Connecticut Center for Economic Analysis. Most economic indicators showed healthy gains, including total employment, personal income, business starts, retail sales, and consumer confidence.

 . The Connecticut housing sector was especially strong in 1997. Housing permits rose 17%, marking the largest increase in eight years. Middlesex and New Haven counties each registered growth over 25%.

 . The state's economic expansion, now in its sixth year, is nearing that of the most recent expansion, in the late 1980s. Consumer confidence, a key determinant in the expansion, remains high. According to the U.S. Bureau of Labor Statistics, consumer confidence in New England rose 54.4% in 1997.

Management Discussion
--------------------------------------------------------------------------------

 . Reflecting our positive market outlook, we increased the Portfolio's exposure to zero coupon general obligations and deep discount issues. These provided the Portfolio with increased positive convexity, or exposure to declining interest rates.

 . Management maintained a large exposure to nursing home bonds. The nursing home sector fared very well, as quality spreads narrowed significantly during the period.

 . Housing bonds continued to play a major role in the Portfolio. Connecticut
  Housing Finance Authority issues provided an excellent source of income.

The Fund
--------------------------------------------------------------------------------

 . During the six months ended January 31, 1998, the Fund's Class A and Class B shares had total returns of 4.0% and 3.5%, respectively./1/

 . For Class A, this return resulted from an increase in net asset value per share to $10.78 on January 31, 1998 from $10.64 on July 31, 1997, and the reinvestment of $0.278 per share in tax-free dividend income. For Class B, it resulted from an increase to $10.71 from $10.57, and the reinvestment of $0.226 per share in tax-free dividends./2/

 . Based on the Fund's most recent dividend and a net asset value on January 31, 1998 of $10.78 for Class A and $10.71 for Class B, the distribution rates were 5.10% and 4.18%, respectively./3/

 . The SEC 30-day yields at January 31 were 3.68% and 3.19%, respectively./4/

Your Investment at Work
--------------------------------------------------------------------------------

  Connecticut Development Authority             [AIRLINE GRAPHIC APPEARS HERE]
  Airport Facility Revenue Bonds
  Signature Flight Support Project

 . These bonds were issued to finance the construction of a full-service airline and aviation service center at Bradley International Airport.

 . The project consists of two hangars, a maintenance building, fuel facilities, ramps and tarmac, a parking lot, and areas for passenger services.

 . This non-rated bond has an attractive 6.625% coupon and finances facilities sorely needed to service Bradley's rising passenger traffic.

--------------------------------------------------------------------------------
Fund Information
as of January 31, 1998

Performance/5/
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
                                          Class A          Class B
                                          -------          -------
One Year                                   10.5%             9.5%
Five Years                                  N/A              5.7
Life of Fund+                               7.8              6.4


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
                                          Class A          Class B
                                          -------          -------
One Year                                    5.3%             4.5%
Five Years                                  N/A              5.4
Life of Fund+                               6.4              6.3

+Class A: (4/19/94); Class B: (5/1/92)

5 Largest Sectors/6/
--------------------------------------------------------------------------------
By total investments

                           [BAR GRAPH APPEARS HERE]

Nursing Homes                     14.6%
Housing                           12.5%
Solid Waste Disposal              10.6%
Education                          9.3%
Hospitals                          9.0%


/1/ This return does not include the 4.75% maximum sales charge for the Fund's
    Class A shares or the applicable contingent deferred sales charge (CDSC) for the Fund's Class B shares. /2/ A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. /3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. /4/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. /5/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge as noted and for Class B reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%- 3rd year; 3%-4th year; 2%-5th year; 1%-6th year. /6/ Based on market value as of 1/31/98. May not represent the Portfolio's current or future investments. Five largest sectors represent 56.0% of the Portfolio's investments.

    Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Michigan Municipals Fund as of January 31, 1998

INVESTMENT UPDATE

[PHOTO OF TIMOTHY T. BROWSE APPEARS HERE]

Timothy T.Browse,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

 . Economic activity continued to expand in Michigan in 1997, as the robust national economy created strong demand for the state's manufacturing sector. The City of Detroit continued its comeback, with unemployment declining and new business starts gathering momentum.

 . The pivotal auto industry enjoyed another strong year in 1997, albeit in an increasingly competitive sales environment. Sales of U.S. cars and trucks totalled 15.2 million units for the year.

 . According to the Senate Fiscal Agency, Michigan continues to receive less than a per-capita share of federal expenditures. With no major military installation in the state, the state receives less in direct payments and procurements than many other states. The shortfall has averaged more than 20% over the past decade.

Management Update
--------------------------------------------------------------------------------

 . Trading activity within the Portfolio remained fairly quiet during the period.
  That has been positive for the Portfolio because, with little trading activity, we have had to rely less on lower-yielding par issues that tend to dilute yield.

 . We further diversified the Portfolio through school districts, continuing care retirement communities, and industrial development bonds (IDB). General
  Motors, Chrysler, and Crown Paper were among the companies represented by our IDB holdings.

 . The Portfolio continued its efforts to upgrade call protection. Call protection has been an increasingly important consideration with the decline in interest rates in the past year.

The Fund
--------------------------------------------------------------------------------

 . During the six months ended January 31, 1998, the Fund's Class A and Class B shares had total returns of 4.1% and 3.7%, respectively./1/

 . For Class A, this return resulted from an increase in net asset value per share to $9.89 on January 31, 1998 from $9.75 on July 31, 1997, and the reinvestment of $0.25 per share in tax-free dividend income. For Class B, it resulted from an increase to $11.03 from $10.87, and the reinvestment of $0.234 per share in tax-free dividends./2/

 . Based on the Fund's most recent dividend and a net asset value on January 31, 1998 of $9.89 for Class A and $11.03 for Class B, the distribution rates were 5.02% and 4.22%, respectively./3/

 . The SEC 30-day yields at January 31 were 4.10% and 3.54%, respectively./4/

Your Investment at Work
--------------------------------------------------------------------------------

  Michigan Strategic Fund
  General Motors Corp.

[FACTORY GRAPHIC APPEARS HERE]

 . The proceeds from these bonds were used to finance the construction of pollution control and waste disposal facilities at several General Motors plants in Michigan.

 . The sites for the facilities include assembly plants, as well as plants that manufacture automotive parts. General Motors remains the world's largest producer of cars and trucks, with additional interests in aerospace and electronics.

 . The bonds are rated A3/A by Moody's and S&P. Given General Motors' prestige and global auto industry profile, the bond's 6.2% coupon is very attractive.

--------------------------------------------------------------------------------
Fund Information
as of January 31, 1998

Performance/5/
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
                       Class A    Class B
                       -------    -------
One Year                10.0%       9.8%

Five Years               N/A        6.0

Life of Fund+            4.9        7.0


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
                       Class A    Class B
                       -------    -------
One Year                 4.8%       4.8%

Five Years               N/A        5.7

Life of Fund+            3.6        7.0
+Class A: (12/7/93); Class B: (4/19/91)

5 Largest Sectors/6/
--------------------------------------------------------------------------------
By total investments

[BAR GRAPH APPEARS HERE]

Insured - General Obligations   14.3%

Hospitals                       12.9%

Industrial Development          12.4%

Insured - Water & Sewer*         8.6%

Escrowed/Prerefunded             7.9%

* Private insurance does not remove the interest rate risks that are associated with these investments.

/1/ This return does not include the 4.75% maximum sales charge for the Fund's
    Class A shares or the applicable contingent deferred sales charge (CDSC) for the Fund's Class B shares. /2/ A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. /3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. /4/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. /5/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge as noted and for Class B reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%- 3rd year; 3%-4th year; 2%-5th year; 1%-6th year. /6/ Based on market value as of 1/31/98. May not represent the Portfolio's current or future investments. Five largest sectors represent 56.1% of the Portfolio's investments.

    Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Minnesota Municipals Fund as of January 31, 1998

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH APPEARS HERE]

Robert B. MacIntosh,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

 . Boosted by a surging technology sector, the Minnesota economy continued its strong growth in 1997. The state's unemployment rate was 2.9% at year-end, well below the 4.4% national rate. Meanwhile, the state's personal income grew 1.6%, significantly faster than the 1.2% growth in national income.

 . With the strong economy, many Minnesota employers have experienced a shortage of workers, according to the Federal Reserve Bank of Minneapolis. Reflecting that shortage, while Minnesota's job force has increased 2.3% annually in the 1990s, growth in workers for temporary personnel services has risen a staggering 9.2%.

 . Departing from national trends, the manufacturing segment of the Minnesota economy posted job gains in 1997. The gains occurred predominantly in computers, industrial machinery and paper products.

Management Update
--------------------------------------------------------------------------------

 . In a favorable market environment, the Portfolio added zero coupon bonds to improve the Fund's upside potential. We meanwhile became increasingly selective with respect to hospital bonds.

 . We continued to emphasize good call protection, which can be challenging given the nature of Minnesota issuance. A significant portion of new Minnesota issuance is in school district bonds and housing bonds, which typically have poor call characteristics.

 . Colleges and universities again played an important role in the Portfolio.
  These non-rated bonds provided attractive yields from issuers like St Olaf`s College.

The Fund
--------------------------------------------------------------------------------

 . During the six months ended January 31, 1998, the Fund's Class A and Class B shares had total returns of 4.0% and 3.5%, respectively./1/

 . For Class A, this return resulted from an increase in net asset value per share to $9.89 on January 31, 1998 from $9.77 on July 31, 1997, and the reinvestment of $0.26 per share in tax-free dividend income. For Class B, it resulted from an increase to $10.62 from $10.49, and the reinvestment of $0.232 per share in tax-free dividends./2/

 . Based on the Fund's most recent dividend and a net asset value on January 31, 1998 of $9.89 for Class A and $10.62 for Class B, the distribution rates were 5.21% and 4.35%, respectively./3/

 . The SEC 30-day yields at January 31 were 4.34% and 3.59%, respectively./4/

Your Investment at Work
--------------------------------------------------------------------------------

  State of Minnesota
  Duluth Airport

  [AIRPLANE GRAPHIC APPEARS HERE]

 . The proceeds from this bond were used to finance the building and equipping of a heavy aircraft maintenance facility at Duluth International Airport.

 . The facility is being leased to Northwest Airlines, which operates a hub from Minneapolis and serves as one of the nation's largest air passenger carriers. In addition, in recent years, Northwest has increased the number of its international routes originating from Minneapolis.

 . The bonds are rated Aaa/AAA by Moody's and S&P, respectively, and carry an attractive 6.2% coupon.

--------------------------------------------------------------------------------
Fund Information
as of January 31, 1998


Performance/5/
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
                       Class A    Class B
                       -------    -------

One Year                10.5%       9.7%

Five Years               N/A        5.6%

Life of Fund+            5.0        6.3

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
                       Class A    Class B
                       -------    -------

One Year                5.3%        4.7%

Five Years              N/A         5.3

Life of Fund+           3.8         6.3
+Class A: (12/9/93); Class B: (7/29/91)

5 Largest Sectors/6/
--------------------------------------------------------------------------------
By total investments

[BAR GRAPH APPEARS HERE]

Housing                         23.9%

Insured - Electric Utilities*   15.1%

Hospitals                       15.0%

General Obligations              7.9%

Indust. Development              7.7%


* Private insurance does not remove the interest rate risks that are associated with these investments.

/1/ This return does not include the 4.75% maximum sales charge for the Fund's
    Class A shares or the applicable contingent deferred sales charge (CDSC) for the Fund's Class B shares. /2/ A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. /3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. /4/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. /5/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge as noted and for Class B reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%- 3rd year; 3%-4th year; 2%-5th year; 1%-6th year. /6/ Based on market value as of 1/31/98. May not represent the Portfolio's current or future investments. Five largest sectors represent 69.6% of the Portfolio's investments.

    Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance New Jersey Municipals Fund as of January 31, 1998

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH APPEARS HERE]

Robert B. MacIntosh,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

 . The New Jersey economy continued its slow but steady improvement in 1997.
  Total state employment rose by 68,000 jobs, for a 1.2% increase over the year. Unemployment was 4.9% at year-end. The state's average jobless rate for 1997 was the lowest since 1990.

 . Construction of single-family housing in New Jersey was very strong in 1997, with new units totaling 23,011. That marked a 9% increase over the previous year, the best showing in a decade for the residential construction industry.

 . The fastest job growth remained in the services-related sectors in 1997.
  Restaurants, temporary personnel agencies, computer-related businesses, data processing, engineering, and financial services all posted strong job growth in the past year.

Management Update
--------------------------------------------------------------------------------

 . The New Jersey hospital issue market has been especially impacted by a narrowing of quality spreads - the difference between yields for bonds of varying quality. Accordingly, we added to our positions in insured hospital bonds.

 . We reduced our exposure to the resource recovery sector, which was sent into turmoil by court rulings. We have focused on higher-quality projects, one of which, Mercer County, was redeemed during the year.

 . A relatively high percentage of New Jersey issues were prerefunded during the period. With those issues now backed by Treasury bonds, the effective quality ratings of the Fund have been improved.

The Fund
--------------------------------------------------------------------------------

 . During the six months ended January 31, 1998, the Fund's Class A and Class B shares had total returns of 4.3% and 3.8%, respectively./1/

 . For Class A, this return resulted from an increase in net asset value per share to $10.68 on January 31, 1998 from $10.53 on July 31, 1997, and the reinvestment of $0.292 per share in tax-free dividend income. For Class B, it resulted from an increase to $11.10 from $10.94, and the reinvestment of $0.25 per share in tax-free dividends./2/

 . Based on the Fund's most recent dividend and a net asset value on January 31, 1998 of $10.68 for Class A and $11.10 for Class B, the distribution rates were 5.43% and 4.50%, respectively./3/

 . The SEC 30-day yields at January 31 were 4.16% and 3.52%, respectively./4/

Your Investment at Work
--------------------------------------------------------------------------------

  New Jersey Economic
  Development Authority
  National Association of Accountants

[FACTORY GRAPHIC APPEARS HERE]

 . The New Jersey-based National Association of Accountants is the world's largest association of management accountants and financial managers.

 . This 1991 issue advance-refunded a previous 1983 industrial development bond that was used to finance the purchase of land, building and fixtures for the Association's corporate headquarters in Montvale.

 . With a coupon of 7.65%, the bonds are representative of the Portfolio's efforts to find value in the non-rated segment of the tax-exempt market.

--------------------------------------------------------------------------------

Fund Information
as of January 31, 1998

Performance/5/
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
                       Class A    Class B
                       -------    -------

One Year                11.2%      10.3%

Five Years               N/A        6.0%

Life of Fund+            7.8        7.3

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
                       Class A    Class B
                       -------    -------

One Year                5.8%        5.3%

Five Years              N/A         5.7

Life of Fund+           6.4         7.3
+Class A: (4/13/94); Class B: (1/8/91)

[BAR GRAPH APPEARS HERE]

5 Largest Sectors/6/
--------------------------------------------------------------------------------
By total investments

Transportation                  18.0%

Hospitals                       12.7%

Special Tax                     11.3%

Industrial Development           7.6%

Insured - Transportation*        5.0%


* Private insurance does not remove the interest rate risks that are associated with these investments.

/1/ This return does not include the 4.75% maximum sales charge for the Fund's
    Class A shares or the applicable contingent deferred sales charge (CDSC) for the Fund's Class B shares.

/2/ A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax.

/3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.

/4/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

/5/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge as noted and for Class B reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%- 3rd year; 3%-4th year; 2%-5th year; 1%-6th year.

/6/ Based on market value as of 1/31/98. May not represent the Portfolio's current or future investments. Five largest sectors represent 54.6% of the Portfolio's investments.

    Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Pennsylvania Municipals Fund as of January 31, 1998

INVESTMENT UPDATE

[PHOTO OF TIMOTHY T. BROWSE APPEARS HERE]

Timothy T. Browse,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

 . Manufacturing, which has long been a sore spot for the Pennsylvania economy, showed signs of a comeback in 1997, adding more than 4,000 jobs. Producers of both durable and non-durable goods participated in the revival. Industrial machinery and chemicals were two areas that were especially strong.

 . The Commonwealth's jobless rate - at 4.8% - showed modest improvement from a year ago. Construction employment increased sharply in 1997, rising by more than 15,000 jobs, a 7% increase over 1996.

 . Pennsylvania continues to diversify beyond its traditional industrial economic base. In 1997, the Commonwealth spent more than $100 million on advanced manufacturing research (AMR), which uses state-of-the-art technologies to produce high valued-added products. Pennsylvania universities awarded more than 1,100 AMR-related degrees.

Management Update
--------------------------------------------------------------------------------

 . In a constructive market environment, the Portfolio reduced its exposure to par bonds while selectively adding discount bonds and zero coupons. These issues are typically more sensitive to changes in interest rates.

 . The Portfolio remained extremely selective in the Pennsylvania hospital sector, especially in the overbedded Philadelphia market. We found good value in stand-alone, BBB rated institutions located in rural locations.

 . In an increasingly generic market, we sought opportunities among non-rated and lower-rated bonds. Lower-rated school issues provided some attractive situations.

The Fund
--------------------------------------------------------------------------------

 . During the six months ended January 31, 1998, the Fund's Class A and Class B shares had total returns of 4.1% and 3.7%, respectively./1/

 . For Class A, this return resulted from an increase in net asset value per share to $10.68 on January 31, 1998 from $10.55 on July 31, 1997, and the reinvestment of $0.295 per share in tax-free dividend income. For Class B, it resulted from an increase to $11.03 from $10.90, and the reinvestment of $0.262 per share in tax-free dividends./2/

 . Based on the Fund's most recent dividend and a net asset value on January 31, 1998 of $10.68 for Class A and $11.03 for Class B, the distribution rates were 5.48% and 4.71%, respectively./3/

 . The SEC 30-day yields at January 31 were 4.52% and 3.96%, respectively./4/

Your Investment at Work
--------------------------------------------------------------------------------

  Lehigh County
  General Purpose Authority
  Cedar Crest College

                                        [GRAPHIC OF GRADUATION CAP APPEARS HERE]

 . These bonds were issued to provide loans financing the construction and renovation costs of Cedar Crest College's Dorothy Rider Pool Science Center, as well as to advance-refund outstanding issues of the College.

 . Cedar Crest College is a liberal arts college for women with an enrollment of 1,600 students. The surrounding Lehigh Valley has a population of 650,000.

 . The bonds are rated BBB by S&P and carry a coupon of 6.7%. They represent the efforts of the Portfolio to add yield through smaller, research-driven, lower investment-grade issues.


Fund Information
as of January 31, 1998


Performance/5/
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------

                       Class A     Class B
                       -------     -------

One Year                10.3%       9.6%

Five Years               N/A        6.0

Life of Fund+            7.9        7.2


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
                       Class A     Class B
                       -------     -------

One Year                5.1%        4.6%

Five Years              N/A         5.6

Life of Fund+           6.4         7.2
+Class A: (6/1/94); Class B: (1/8/91)

5 Largest Sectors/6/
--------------------------------------------------------------------------------
By total investments

[BAR GRAPH APPEARS HERE]

Industrial Development/Pollution Control        17.9%

Hospitals                                       15.2%

Escrowed/Prerefunded                             8.0%

Insureds - GOs*                                  7.7%

Housing                                          6.1%

* Private insurance does not remove the interest rate risks that are associated with these investments.

/1/ This return does not include the 4.75% maximum sales charge for the Fund's
    Class A shares or the applicable contingent deferred sales charge (CDSC) for the Fund's Class B shares. /2/ A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. /3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. /4/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. /5/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge as noted and for Class B reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%- 3rd year; 3%-4th year; 2%-5th year; 1%-6th year. /6/ Based on market value as of 1/31/98. May not represent the Portfolio's current or future investments. Five largest sectors represent 54.9% of the Portfolio's investments.

    Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Texas Municipals Fund as of January 31, 1998

INVESTMENT UPDATE

[PHOTO OF THOMAS M. METZOLD APPEARS HERE]

Thomas M. Metzold,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

 . The Texas economy continued to expand at a faster pace than the national economy in the past year. According to the State Office of the Comptroller, Texas gross state product rose 4.2% in 1997. Meanwhile personal income demonstrated similar growth, rising a healthy 6.6%.

 . Of the ten components in the Texas index of leading economic indicators, only one - the price of energy - registered a decline in the past year. Oil prices averaged $18.99 per barrel in 1997, a decline from $19.99 in the previous year, while natural gas averaged $1.93, down from $2.03 a year earlier.

 . The state's unemployment rate of 5.5% represented a continued improvement in the jobless rate and reflected growing employment in the trade and services sectors.

Management Update
--------------------------------------------------------------------------------

 . The Portfolio was well-positioned in the relatively quiet Texas market. We added zero coupons and discount bonds, which added upside potential in a favorable environment. The Portfolio's zero coupon issues included independent school district and state-guaranteed Public School Funding bonds.

 . Call protection remained a top priority. With the further decline in interest rates, call protection has become increasingly important. Bonds with poor call characteristics are likely to have restrained performance in a rising market.

 . We increased our efforts to further consolidate positions within the Portfolio into larger positions. That consolidation should enhance liquidity and improve the flexibility of the Portfolio.

The Fund
--------------------------------------------------------------------------------

 . During the six months ended January 31, 1998, the Fund's Class A and Class B shares had total returns of 4.2% and 3.8%, respectively./1/

 . For Class A, this return resulted from an increase in net asset value per share to $9.92 on January 31, 1998 from $9.77 on July 31, 1997, and the reinvestment of $0.255 per share in tax-free dividend income. For Class B, it resulted from an increase to $11.12 from $10.96, and the reinvestment of $0.25 per share in tax-free dividends./2/

 . Based on the Fund's most recent dividend and a net asset value on January 31, 1998 of $9.92 for Class A and $11.12 for Class B, the distribution rates were 5.09% and 4.46%, respectively./3/

 . The SEC 30-day yields at January 31 were 4.23% and 3.68%, respectively./4/

Your Investment at Work
--------------------------------------------------------------------------------
  Abia Development Corp.
  Austin Cargoport

[AIRLINE GRAPHIC APPEARS HERE]

 . These bonds financed the construction of new cargo handling facilities at Austin's Cargoport.

 . In recent years, more sophisticated management of inventories has been accompanied by a sharp rise in the use of air cargo facilities by freight carriers like Fedex and UPS and other major carriers.

 . These non-rated bonds enjoy a dependable revenue stream from a growing business. With a very attractive yield of 9.25%, they represent the Portfolio's efforts to add incrementally to the Portfolio's yield through smaller, non-rated IDB issues.

--------------------------------------------------------------------------------
Fund Information
as of January 31, 1998


Performance/5/
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
                       Class A    Class B
                       -------    -------
One Year                10.8%      10.1%

Five Years               N/A        6.6

Life of Fund+            5.2        7.3


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
                      Class A     Class B
                      -------     -------

One Year                5.6%        5.1%

Five Years              N/A         6.3

Life of Fund+           4.0         7.2
+Class A: (12/8/93); Class B: (3/24/92)

5 Largest Sectors/6/
--------------------------------------------------------------------------------
By total investments

[BAR GRAPH APPEARS HERE]

Housing                                         18.8%

Industrial Development/Pollution Control        12.9%

General Obligation                              12.5%

Insured - Electric Utilities*                   12.4%

Hospitals                                       11.1%

* Private insurance does not remove the interest rate risks that are associated with these investments.

/1/ This return does not include the 4.75% maximum sales charge for the Fund's
    Class A shares or the applicable contingent deferred sales charge (CDSC) for the Fund's Class B shares.

/2/ A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax.

/3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.

/4/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

/5/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge as noted and for Class B reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%- 3rd year; 3%-4th year; 2%-5th year; 1%-6th year.

/6/ Based on market value as of 1/31/98. May not represent the Portfolio's current or future investments. Five largest sectors represent 67.7% of the Portfolio's investments.

    Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Municipals Funds as of January 31, 1998

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of January 31, 1998

                                                    Arizona Fund     Colorado Fund     Connecticut Fund    Michigan Fund
-----------------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
    Identified cost                                 $  97,285,776    $  36,247,056     $ 159,508,422       $ 127,413,718
    Unrealized appreciation                            10,884,481        4,349,819        11,557,480          13,281,755
-----------------------------------------------------------------------------------------------------------------------------
Total investment, at value (Note 1A)                $ 108,170,257    $  40,596,875     $ 171,065,902       $ 140,695,473
-----------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                     $     298,257    $     349,753     $      29,383       $      40,575
Deferred organization expenses (Note 1D)                      172               --               786               1,867
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                        $ 108,468,686    $  40,946,628     $ 171,096,071       $ 140,737,915
-----------------------------------------------------------------------------------------------------------------------------


Liabilities
-----------------------------------------------------------------------------------------------------------------------------
Distributions payable                               $     208,328    $      78,502     $     317,773       $     260,883
Payable for Fund shares redeemed                          343,779           10,187           153,821             104,028
Payable to affiliate for Trustees' fees (Note 4)              264               22               348                 264
Accrued expenses                                           43,502           17,354            65,440              59,164
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   $     595,873    $     106,065     $     537,382       $     424,339
-----------------------------------------------------------------------------------------------------------------------------
Net Assets                                          $ 107,872,813    $  40,840,563     $ 170,558,689       $ 140,313,576
-----------------------------------------------------------------------------------------------------------------------------


Sources of Net Assets
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                     $  99,874,884    $  38,563,478     $ 164,431,195       $ 130,616,240
Accumulated net realized loss on investments from
    Portfolio (computed on the basis of
    identified cost)                                   (2,785,263)      (2,141,213)       (5,031,764)         (3,321,356)
Accumulated undistributed (distributions in
    excess of) net investment income                     (101,289)          68,479          (398,222)           (263,063)
Net unrealized appreciation of investments from
    Portfolio (computed on the basis of
    identified cost)                                   10,884,481        4,349,819        11,557,480          13,281,755
-----------------------------------------------------------------------------------------------------------------------------
Total                                               $ 107,872,813    $  40,840,563     $ 170,558,689       $ 140,313,576
-----------------------------------------------------------------------------------------------------------------------------


Class A Shares
-----------------------------------------------------------------------------------------------------------------------------
Net Assets                                          $   2,857,983    $   1,841,734     $   3,014,888       $     983,688
Shares Outstanding                                        277,270          182,907           279,688              99,488
Net Asset Value and Redemption Price Per Share
    (Net assets/shares of beneficial interest
    outstanding)                                    $       10.31    $       10.07     $       10.78       $        9.89
Offering Price Per Share
    (100 / 95.25 of net asset value per share)      $       10.82    $       10.57     $       11.32       $       10.38
-----------------------------------------------------------------------------------------------------------------------------


Class B Shares
-----------------------------------------------------------------------------------------------------------------------------
Net Assets                                          $ 105,014,830    $  38,998,829     $ 167,543,801       $ 139,329,888
Shares Outstanding                                      9,158,125        3,557,840        15,645,795          12,632,930
Net Asset Value, Offering Price and Redemption
Price Per Share (Note 6)
    (Net assets/shares of beneficial interest
    outstanding)                                    $       11.47    $       10.96     $       10.71       $       11.03
-----------------------------------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of January 31, 1998

                                                      Minnesota Fund      New Jersey Fund      Pennsylvania Fund     Texas Fund
----------------------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
    Identified cost                                   $62,777,157         $ 306,750,058        $ 348,275,279         $ 18,085,377
    Unrealized appreciation                             6,404,597            35,476,532           37,388,466            1,829,703
----------------------------------------------------------------------------------------------------------------------------------
Total investment, at value (Note 1A)                  $69,181,754         $ 342,226,590        $ 385,663,745         $ 19,915,080
----------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                       $   257,376         $     456,167        $     355,919         $      2,311
Deferred organization expenses (Note 1D)                    2,278                 2,054                   --                1,670
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                          $69,441,408         $ 342,684,811        $ 386,019,664         $ 19,919,061
----------------------------------------------------------------------------------------------------------------------------------


Liabilities
----------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                 $   131,654         $     679,216        $     794,564         $     39,106
Payable for Fund shares redeemed                           38,967               841,722              477,053               29,512
Payable to affiliate for Trustees' fees (Note 4)              156                   348                  264                   14
Accrued expenses                                           30,013               130,878              142,314               10,468
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     $   200,790         $   1,652,164        $   1,414,195         $     79,100
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                            $69,240,618         $ 341,032,647        $ 384,605,469         $ 19,839,961
----------------------------------------------------------------------------------------------------------------------------------


Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                       $67,105,173         $ 319,476,093        $ 364,383,206         $ 18,743,590
Accumulated net realized loss on investments from
    Portfolio (computed on the basis of identified
    cost)                                              (4,155,375)          (13,577,304)         (17,553,756)            (743,391)
Accumulated undistributed (distributions in excess
    of) net investment income                            (113,777)             (342,674)             387,553               10,059
Net unrealized appreciation of investments from
    Portfolio (computed on the basis of identified
    cost)                                               6,404,597            35,476,532           37,388,466            1,829,703
----------------------------------------------------------------------------------------------------------------------------------
Total                                                 $69,240,618         $ 341,032,647        $ 384,605,469         $ 19,839,961
----------------------------------------------------------------------------------------------------------------------------------


Class A Shares
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                            $ 2,889,699         $   8,451,064        $   6,546,783         $    367,625
Shares Outstanding                                        292,161               791,583              612,722               37,070
Net Asset Value and Redemption Price Per Share
    (Net assets / shares of beneficial interest
    outstanding)                                      $      9.89         $       10.68        $       10.68         $       9.92
Offering Price Per Share
    (100/95.25 of net asset value per share)          $     10.38         $       11.21        $       11.21         $      10.41
----------------------------------------------------------------------------------------------------------------------------------


Class B Shares
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                            $66,350,919         $ 332,581,583        $ 378,058,686         $ 19,472,336
Shares Outstanding                                      6,247,924            29,958,642           34,280,882            1,751,815
Net Asset Value, Offering Price and Redemption
 Price Per Share (Note 6)
    (Net assets / shares of beneficial interest
      outstanding)                                    $     10.62         $       11.10        $       11.03         $      11.12
----------------------------------------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended January 31, 1998

                                                           Arizona          Colorado         Connecticut         Michigan
                                                             Fund             Fund               Fund              Fund
-------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
-------------------------------------------------------------------------------------------------------------------------------
Interest income allocated from Portfolio                  $3,163,520       $1,216,849         $4,964,851       $ 4,166,524
Expenses allocated from Portfolio                           (264,078)         (85,767)          (443,520)         (363,285)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income from Portfolio                      $2,899,442       $1,131,082         $4,521,331       $ 3,803,239
-------------------------------------------------------------------------------------------------------------------------------


Expenses
-------------------------------------------------------------------------------------------------------------------------------
Compensation of Trustees not members of the
    Administrator's organization (Note 4)                 $      830       $       49         $      893       $       809
Distribution and service fees (Note 5)
    Class A                                                    1,773            2,162              2,449               995
    Class B                                                  502,177          186,214            815,678           686,760
Transfer and dividend disbursing agent fees                   40,434           19,412             79,919            65,076
Custodian fee                                                  6,472            2,688              9,266             7,847
Printing and postage                                           4,053            1,272              3,809             4,549
Legal and accounting services                                  7,979               --                127             7,699
Registration fees                                              4,049              518                925             2,883
Amortization of organization expenses (Note 1D)                2,657            2,366              2,765             1,098
Miscellaneous                                                  2,126            1,253              7,607             3,086
-------------------------------------------------------------------------------------------------------------------------------
Total expenses                                            $  572,550       $  215,934         $  923,438       $   780,802
-------------------------------------------------------------------------------------------------------------------------------

Net investment income                                     $2,326,892       $  915,148         $3,597,893       $ 3,022,437
-------------------------------------------------------------------------------------------------------------------------------


Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)       $2,250,315       $  274,318         $  447,145       $ 1,934,999
    Financial futures contracts                             (746,662)        (359,805)          (802,375)       (1,119,453)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions       $1,503,653       $  (85,487)        $ (355,230)      $   815,546
-------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments                                           $  268,054       $  464,800         $2,209,528       $   343,050
    Financial futures contracts                              543,285          197,690            453,049           894,687
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
    investments                                           $  811,339       $  662,490         $2,662,577       $ 1,237,737
-------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments           $2,314,992       $  577,003         $2,307,347       $ 2,053,283
-------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                $4,641,884       $1,492,151         $5,905,240       $ 5,075,720
-------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended January 31, 1998


                                                           Minnesota         New Jersey        Pennsylvania           Texas
                                                              Fund              Fund               Fund                Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
----------------------------------------------------------------------------------------------------------------------------------
Interest income allocated from Portfolio                   $2,035,076       $ 10,487,608       $ 12,036,112         $ 609,322
Expenses allocated from Portfolio                            (163,646)          (901,745)          (986,999)          (40,108)
----------------------------------------------------------------------------------------------------------------------------------
Net investment income from Portfolio                       $1,871,430       $  9,585,863       $ 11,049,113         $ 569,214
----------------------------------------------------------------------------------------------------------------------------------


Expenses
----------------------------------------------------------------------------------------------------------------------------------
Compensation of Trustees not members of the
    Administrator's organization (Note 4)                  $      431       $        893       $      1,653         $      41
Distribution and service fees (Note 5)
    Class A                                                     1,301              4,641              3,115               323
    Class B                                                   314,624          1,604,929          1,830,212            94,603
Transfer and dividend disbursing agent fees                    32,433            149,809            169,490             8,971
Custodian fee                                                   4,470             13,774                --              2,029
Printing and postage                                            2,240              9,329              8,019             3,106
Legal and accounting services                                     427              2,227              8,354               --
Registration fees                                               1,004                746              3,364               --
Amortization of organization expenses (Note 1D)                 1,364                857                --              1,426
Miscellaneous                                                   7,845             17,349              7,264               865
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                             $  366,139       $  1,804,554       $  2,031,471         $ 111,364
----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                      $1,505,291       $  7,781,309       $  9,017,642         $ 457,850
----------------------------------------------------------------------------------------------------------------------------------


Realized and Unrealized Gain (Loss) from Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)        $1,185,730       $  2,879,125       $  2,825,095         $ 285,123
    Financial futures contracts                              (654,921)        (1,542,911)        (2,824,759)          (91,792)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investment transactions               $  530,809       $  1,336,214       $        336         $ 193,331
----------------------------------------------------------------------------------------------------------------------------------

Change in unrealized appreciation (depreciation) --
    Investments                                            $  (86,668)      $  2,924,910       $  2,616,205         $     323
    Financial futures contracts                               423,538            817,003          2,277,866            81,067
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
    investments                                            $  336,870       $  3,741,913       $  4,894,071         $  81,390
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments            $  867,679       $  5,078,127       $  4,894,407         $ 274,721
----------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                 $2,372,970       $ 12,859,436       $ 13,912,049         $ 732,571
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended January 31, 1998


                                                                    Arizona         Colorado         Connecticut        Michigan
Increase (Decrease) in Net Assets                                    Fund             Fund              Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                        $  2,326,892     $    915,148      $   3,597,893     $   3,022,437
    Net realized gain (loss) on investment transactions             1,503,653          (85,487)          (355,230)          815,546
    Net change in unrealized appreciation (depreciation)
        of investments                                                811,339          662,490          2,662,577         1,237,737
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                       $  4,641,884     $  1,492,151      $   5,905,240     $   5,075,720
------------------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders (Note 2) --
    From net investment income
        Class A                                                  $    (55,718)    $    (43,800)     $     (72,185)    $     (26,930)
        Class B                                                    (2,271,174)        (879,568)        (3,525,708)       (2,996,417)
    In excess of net investment income
        Class A                                                          (667)             --              (3,282)              --
        Class B                                                       (51,024)             --             (70,340)          (91,893)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                              $ (2,378,583)    $   (923,368)     $  (3,671,515)    $  (3,115,240)
------------------------------------------------------------------------------------------------------------------------------------

Transactions in shares of beneficial interest (Note 3) --
    Proceeds from sale of shares
        Class A                                                  $    937,539     $    405,592      $     440,196     $      19,301
        Class B                                                     2,660,849        1,932,867          2,662,715         1,615,100
    Net asset value of shares issued to
        shareholders in payment of distributions
        declared
        Class A                                                        32,924           23,241             19,683            18,680
        Class B                                                       869,164          445,899          1,931,589         1,596,555
    Cost of shares redeemed
        Class A                                                       (42,902)        (286,590)          (231,084)         (208,252)
        Class B                                                   (10,100,918)      (4,708,390)       (10,878,400)      (14,371,131)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from Fund share
    transactions                                                 $ (5,643,344)    $ (2,187,381)     $  (6,055,301)    $ (11,329,747)
------------------------------------------------------------------------------------------------------------------------------------
Contribution from EV Traditional Municipals Fund                 $  1,873,786     $  1,672,995      $   2,746,315     $   1,141,339
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                            $ (1,506,257)    $     54,397      $  (1,075,261)    $  (8,227,928)
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                           $109,379,070     $ 40,786,166      $ 171,633,950     $ 148,541,504
------------------------------------------------------------------------------------------------------------------------------------
At end of period                                                 $107,872,813     $ 40,840,563      $ 170,558,689     $ 140,313,576
------------------------------------------------------------------------------------------------------------------------------------


Accumulated undistributed (distributions
in excess of) net investment income
included in net assets
------------------------------------------------------------------------------------------------------------------------------------
At end of period                                                 $   (101,289)    $     68,479      $    (398,222)    $    (263,063)
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended January 31, 1998


                                                                   Minnesota        New Jersey        Pennsylvania         Texas
Increase (Decrease) in Net Assets                                     Fund             Fund               Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                         $ 1,505,291     $   7,781,309      $   9,017,642     $    457,850
    Net realized gain on investment transactions                      530,809         1,336,214                336          193,331
    Net change in unrealized appreciation
        (depreciation) of investments                                 336,870         3,741,913          4,894,071           81,390
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                        $ 2,372,970     $  12,859,436      $  13,912,049     $    732,571
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
    From net investment income
        Class A                                                   $   (71,099)    $    (191,536)     $    (149,141)    $     (9,295)
        Class B                                                    (1,436,260)       (7,589,773)        (9,221,667)        (456,236)
    In excess of net investment income
        Class A                                                            --            (7,684)            (2,075)              --
        Class B                                                       (39,622)         (138,805)                --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                               $(1,546,981)    $  (7,927,798)     $  (9,372,883)    $   (465,531)
------------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest (Note 3) --
    Proceeds from sale of shares
        Class A                                                   $   395,838     $   2,836,530      $   1,575,472     $     40,054
        Class B                                                     1,976,340         8,018,947          8,299,298          390,914
    Net asset value of shares issued to
        shareholders in payment of distributions
        declared
        Class A                                                        47,083            98,071             91,355            6,125
        Class B                                                       758,314         3,930,344          4,215,663          180,465
    Cost of shares redeemed
        Class A                                                      (126,757)         (561,852)          (298,099)         (36,579)
        Class B                                                    (4,953,143)      (29,245,638)       (34,895,745)      (2,643,318)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from Fund share transactions           $(1,902,325)    $ (14,923,598)     $ (21,012,056)    $ (2,062,339)
------------------------------------------------------------------------------------------------------------------------------------
Contribution from EV Traditional Municipals Fund                  $ 2,536,172     $   5,945,100      $   5,104,277     $    352,637
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                             $ 1,459,836     $  (4,046,860)     $ (11,368,613)    $ (1,442,662)
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                            $67,780,782     $ 345,079,507      $ 395,974,082     $ 21,282,623
------------------------------------------------------------------------------------------------------------------------------------
At end of period                                                  $69,240,618     $ 341,032,647      $ 384,605,469     $ 19,839,961
------------------------------------------------------------------------------------------------------------------------------------


Accumulated undistributed (distributions
in excess of) net investment income
included in net assets
------------------------------------------------------------------------------------------------------------------------------------
At end of period                                                  $  (113,777)    $    (342,674)     $     387,553     $     10,059
------------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended July 31, 1997


Increase (Decrease) in Net Assets           Arizona Fund    Colorado Fund  Connecticut Fund  Michigan Fund
-----------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $   5,308,412    $   1,949,565   $   7,854,551    $   7,008,394
   Net realized gain on investment
      transactions                               777,524          436,388         470,342           22,544
   Net change in unrealized
      appreciation (depreciation)
      of investments                           4,874,791        1,988,534       6,896,585        6,437,778
-----------------------------------------------------------------------------------------------------------
Net increase in net assets from
   operations                              $  10,960,727    $   4,374,487   $  15,221,478    $  13,468,716
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders (Class B)
   (Note 2) --
   From net investment income                $(5,284,385)     $(1,920,578)    $(7,825,912)     $(7,008,394)
   In excess of net investment
      income                                          --               --              --          (34,246)
-----------------------------------------------------------------------------------------------------------
Total distributions to shareholders          $(5,284,385)     $(1,920,578)    $(7,825,912)     $(7,042,640)
-----------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest (Class B) (Note 3) --
   Proceeds from sale of shares            $   6,378,622    $   3,160,432   $   8,059,926    $   2,876,721
   Net asset value of shares issued
      to shareholders in payment of
      distributions declared                   2,001,467          959,878       4,201,749        3,546,390
   Cost of shares redeemed                   (32,357,879)      (8,760,256)    (29,631,741)     (35,374,258)
-----------------------------------------------------------------------------------------------------------
Net decrease in net assets from Fund
   share transactions                      $ (23,977,790)   $  (4,639,946)  $ (17,370,066)   $ (28,951,147)
-----------------------------------------------------------------------------------------------------------

Net decrease in net assets                 $ (18,301,448)   $  (2,186,037)  $  (9,974,500)   $ (22,525,071)
-----------------------------------------------------------------------------------------------------------


Net Assets
-----------------------------------------------------------------------------------------------------------
At beginning of year                       $ 127,680,518    $  42,972,203   $ 181,608,450    $ 171,066,575
-----------------------------------------------------------------------------------------------------------
At end of year                             $ 109,379,070    $  40,786,166   $ 171,633,950    $ 148,541,504
-----------------------------------------------------------------------------------------------------------


Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-----------------------------------------------------------------------------------------------------------
At end of year                             $     (49,528)   $      72,147   $    (319,776)   $    (175,786)
-----------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended July 31, 1997

Increase (Decrease) in Net Assets                       Minnesota Fund       New Jersey Fund    Pennsylvania Fund     Texas Fund
------------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                 $   3,228,568       $  17,363,224       $  20,464,913      $  1,029,099
   Net realized gain (loss) on investment transactions          19,343           1,985,293          (1,051,109)           (6,238)
   Net change in unrealized appreciation (depreciation)
         of investments                                      2,703,193          13,897,749          18,464,028         1,092,949
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations               $   5,951,104       $  33,246,266       $  37,877,832      $  2,115,810
------------------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders (Class B) (Note 2) --
   From net investment income                            $  (3,186,013)      $ (17,073,929)      $ (20,078,825)     $ (1,046,385)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                      $  (3,186,013)      $ (17,073,929)      $ (20,078,825)     $ (1,046,385)
------------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest
     (Class B) (Note 3) --
   Proceeds from sale of shares                          $   3,588,530       $  16,690,868       $  15,557,539      $  1,640,887
   Net asset value of shares issued to shareholders
      in payment of distributions declared                   1,654,522           8,710,206           9,150,623           396,839
   Cost of shares redeemed                                 (14,601,452)        (75,142,843)        (87,637,467)       (5,820,480)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from Fund share transactions  $  (9,358,400)      $ (49,741,769)      $ (62,929,305)     $ (3,782,754)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                               $  (6,593,309)      $ (33,569,432)      $ (45,130,298)     $ (2,713,329)
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                     $  74,374,091       $ 378,648,939       $ 441,104,380      $ 23,995,952
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                           $  67,780,782       $ 345,079,507       $ 395,974,082      $ 21,282,623
------------------------------------------------------------------------------------------------------------------------------------


Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                           $     (82,513)      $    (190,532)      $     741,627      $     18,886
------------------------------------------------------------------------------------------------------------------------------------

                      See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                  Arizona Fund
                                             ---------------------------------------------------------------------------------------
                                                                                                 Year Ended
                                                                   -----------------------------------------------------------------
                                               Six Months Ended                      July 31,                      September 30,
                                               January 31, 1998    -----------------------------------------   ---------------------
                                               (Unaudited)            1997       1996       1995       1994*      1993       1992
                                             --------------------  -----------------------------------------   ---------------------
                                              Class A    Class B    Class B    Class B    Class B    Class B    Class B    Class B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value --  Beginning of period      $ 10.090   $ 11.220   $ 10.680   $ 10.530   $ 10.390   $ 11.570   $ 10.700   $ 10.320
------------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                        $  0.258   $  0.242   $  0.486   $  0.482   $  0.492   $  0.404   $  0.496   $  0.526
Net realized and unrealized gain (loss)
  on investments                                0.222      0.256      0.539      0.161      0.164     (0.862)     1.076      0.520
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations          $  0.480   $  0.498   $  1.025   $  0.643   $  0.656   $ (0.458)  $  1.572   $  1.046
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                   $ (0.258)  $ (0.242)  $ (0.485)  $ (0.488)  $ (0.492)  $ (0.404)  $ (0.496)  $ (0.526)
In excess of net investment income             (0.002)    (0.006)        --     (0.005)    (0.024)    (0.074)    (0.127)    (0.120)
From net realized gain on investment
  transactions                                     --         --         --         --         --     (0.233)    (0.079)    (0.020)
In excess of net realized gain on
  investment transactions                          --         --         --         --         --     (0.011)        --         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                          $ (0.260)  $ (0.248)  $ (0.485)  $ (0.493)  $ (0.516)  $ (0.722)  $ (0.702)  $ (0.666)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period             $ 10.310   $ 11.470   $ 11.220   $ 10.680   $ 10.530   $ 10.390   $ 11.570   $ 10.700
------------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                4.84%      4.50%      9.85%      6.17%      6.64%     (4.16)%    15.29%     10.43%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data++
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)    $  2,858   $105,015   $109,379   $127,681   $141,859   $150,879   $135,524   $ 62,498
Ratio of net expenses to average daily
  net assets/(2)(3)/                             0.77%+     1.57%+     1.58%      1.56%      1.53%      1.46%+     1.53%      1.52%
Ratio of net expenses to average daily net
  assets, after custodian fee reduction/(2)/     0.76%+     1.56%+     1.57%      1.55%        --         --         --         --
Ratio of net investment income to average
  daily net assets                               5.02%+     4.28%+     4.50%      4.49%      4.81%      4.47%+     4.42%      4.83%
Portfolio Turnover/(4)/                            --         --         --         --         --         --         39%       133%
------------------------------------------------------------------------------------------------------------------------------------

++ The operating expenses of the Fund and the Portfolio may reflect a reduction of the Investment Advisor fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, net investment income per share and the ratios would have been as follows:


Ratios (As a percentage of average daily net assets):
   Expenses/(3)/                                                                                                              1.64%
   Net investment income                                                                                                      4.71%
Net investment income per share                                                                                           $  0.513
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

*     For the ten months ended July 31, 1994.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.

/(3)/ The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(4)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                      Colorado Fund
                                   ------------------------------------------------------------------------------------
                                                                                  Year Ended
                                                       ----------------------------------------------------------------
                                    Six Months Ended                     July 31,                    September 30,
                                    January 31, 1998   ----------------------------------------- ----------------------
                                    (Unaudited)           1997       1996      1995      1994*      1993      1992**
                                    -----------------  ----------------------------------------- ----------------------
                                    Class A   Class B    Class B    Class B   Class B    Class B   Class B    Class B
-----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                          $ 9.920   $ 10.800  $ 10.170   $ 10.020  $ 10.010   $ 10.960  $ 10.060   $ 10.000
-----------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------
Net investment income             $  0.255   $  0.243  $  0.491   $  0.480  $  0.494   $  0.403  $  0.484   $  0.026
Net realized and unrealized gain
   (loss) on investments             0.155      0.161     0.621      0.162     0.033     (0.880)    0.996      0.082++
-----------------------------------------------------------------------------------------------------------------------
Total income (loss) from
   operations                     $  0.410   $  0.404  $  1.112   $  0.642  $  0.527   $ (0.477) $  1.480   $  0.108
-----------------------------------------------------------------------------------------------------------------------


Less distributions
-----------------------------------------------------------------------------------------------------------------------
From net investment income        $ (0.260)  $ (0.244) $ (0.482)  $ (0.492) $ (0.494)  $ (0.403) $ (0.484)  $ (0.026)
In excess of net investment
   income                              --         --        --         --     (0.023)    (0.070)   (0.096)    (0.022)
-----------------------------------------------------------------------------------------------------------------------
Total distributions               $ (0.260)  $ (0.244) $ (0.482)  $ (0.492) $ (0.517)  $ (0.473) $ (0.580)  $ (0.048)
-----------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period  $ 10.070   $ 10.960  $ 10.800   $ 10.170  $ 10.020   $ 10.010  $ 10.960   $ 10.060
-----------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                     4.20%      3.79%    11.26%      6.46%     5.58%     (4.46)%   15.52%      0.60%
-----------------------------------------------------------------------------------------------------------------------




                       See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                      Colorado Fund
                                   ------------------------------------------------------------------------------------
                                                                                  Year Ended
                                                       ----------------------------------------------------------------
                                    Six Months Ended                     July 31,                    September 30,
                                    January 31, 1998   ----------------------------------------- ----------------------
                                    (Unaudited)           1997       1996      1995      1994*      1993     1992**
                                   ------------------  ----------------------------------------- ----------------------
                                    Class A   Class B   Class B    Class B   Class B    Class B   Class B    Class B
-----------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+++
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                        $ 1,842   $ 38,999  $ 40,786   $ 42,972  $ 43,900   $ 42,085  $ 24,847    $ 2,464
Ratio of net expenses to average
   daily net assets/(2)(3)/           0.81%+     1.50%+    1.53%      1.49%     1.28%      1.09%+    1.00%      1.00%+
Ratio of net expenses to average
   daily net assets, after
    custodian fee reduction/(2)/      0.81%+     1.50%+    1.49%      1.45%       --         --        --         --
Ratio of net investment income to
   average daily net assets           5.12%+     4.44%+    4.75%      4.69%     5.03%      4.59%+    4.49%      2.26%+
Portfolio Turnover/(4)/                 --         --        --         --        --         --         3%         0%
-----------------------------------------------------------------------------------------------------------------------

+++The operating expenses of the Fund and the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the net investment income per share and ratios would have been as follows:

Ratios (As a percentage of
 average daily net assets):
   Expenses/(2)(3)/                                                   1.51%     1.43%      1.42%+    1.90%      2.34%+
   Expenses after custodian fee
      reduction/(2)/                                                  1.46%      --         --        --         --
   Net investment income                                              4.67%     4.88%      4.26%+    3.60%      0.92%+
Net investment income per share                                     $0.478    $0.479     $0.373    $0.387     $0.011
-----------------------------------------------------------------------------------------------------------------------

+     Annualized.

++ The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

*     For the ten months ended July 31, 1994.

** For the period from the start of business, August 25, 1992, to September 30, 1992.

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.

/(3)/ The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(4)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.


                      See notes to financial statements.

Eaton Vance Municipals Funds as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                 Connecticut Fund
                                              ------------------------------------------------------------------------------------
                                                                                              Year Ended
                                                                   ---------------------------------------------------------------
                                                Six Months Ended                    July 31,                    September 30,
                                                January 31, 1998   ----------------------------------------  ---------------------
                                                (Unaudited)           1997      1996       1995      1994*     1993       1992**
                                              -------------------  ----------------------------------------  ---------------------
                                               Class A    Class B   Class B   Class B    Class B    Class B   Class B    Class B
----------------------------------------------------------------------------------------------------------------------------------
Net asset value --  Beginning of period       $ 10.640   $ 10.570  $ 10.120  $  9.970   $ 10.050   $ 11.030  $ 10.270   $ 10.000
----------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                         $  0.268   $  0.221  $  0.453  $  0.452   $  0.465   $  0.388  $  0.471   $  0.192
Net realized and unrealized gain (loss) on
 investments                                     0.150      0.145     0.450     0.169     (0.037)    (0.883)    0.885      0.331++
----------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations           $  0.418   $  0.366  $  0.903  $  0.621   $  0.428   $ (0.495) $  1.356   $  0.523
----------------------------------------------------------------------------------------------------------------------------------


Less distributions
----------------------------------------------------------------------------------------------------------------------------------
From net investment income                    $ (0.268)  $ (0.221) $ (0.453) $ (0.452)  $ (0.465)  $ (0.388) $ (0.471)  $ (0.192)
In excess of net investment income              (0.010)    (0.005)       --    (0.019)    (0.043)    (0.079)   (0.120)    (0.061)
From net realized gain on investments               --         --        --        --         --     (0.018)   (0.005)        --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                           $ (0.278)  $ (0.226) $ (0.453) $ (0.471)  $ (0.508)  $ (0.485) $ (0.596)  $ (0.253)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period              $ 10.780   $ 10.710  $ 10.570  $ 10.120   $  9.970   $ 10.050  $ 11.030   $ 10.270
----------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                 3.99%      3.51%     9.17%     6.30%      4.55%     (4.61)%   13.62%      5.00%
----------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights



                                                                     Connecticut Fund
                                   --------------------------------------------------------------------------------------
                                                                                  Year Ended
                                                       ------------------------------------------------------------------
                                    Six Months Ended                    July 31,                       September 30,
                                    January 31, 1998   ------------------------------------------  ----------------------
                                    (Unaudited)           1997       1996       1995      1994*       1993      1992**
                                   ------------------  ------------------------------------------  ----------------------
                                    Class A   Class B   Class B    Class B     Class B   Class B     Class B   Class B
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+++
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                         $3,015   $167,544  $171,634   $181,608    $188,900   $188,453    $160,790   $50,031
Ratio of net expenses to average
   daily net assets/(2)(3)/           0.81%+     1.60%+    1.60%      1.58%       1.55%      1.43%+      1.56%     1.35%+
Ratio of net expenses to average
   daily net assets, after
    custodian fee reduction/(2)/      0.81%+     1.60%+    1.60%      1.57%         --         --          --        --
Ratio of net investment income to
   average daily net assets           4.95%+     4.17%+    4.45%      4.45%       4.77%      4.42%+      4.33%     4.13%+
Portfolio Turnover/(4)/                 --         --        --         --          --         --          14%       16%
-------------------------------------------------------------------------------------------------------------------------

+++ The operating expenses of the Fund and the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses/(3)/                                                                                                   1.52%+
   Net investment income                                                                                           3.96%+
Net investment income per share                                                                                  $0.184
-------------------------------------------------------------------------------------------------------------------------

+      Annualized.

++ The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

*      For the ten months ended July 31, 1994.

** For the period from the start of business, May 1, 1992, to September 30, 1992.

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.

/(3)/ The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(4)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to its respective Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights


                                                                                 Michigan Fund
                                             ---------------------------------------------------------------------------------------
                                                                                             Year Ended
                                                                  ------------------------------------------------------------------
                                              Six Months Ended                       July 31,                     September 30,
                                              January 31, 1998    ------------------------------------------  ----------------------
                                              (Unaudited)           1997       1996       1995       1994*      1993       1992
                                             ------------------   ------------------------------------------  ----------------------
                                             Class A    Class B    Class B    Class B    Class B    Class B    Class B    Class B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period       $ 9.750   $ 10.870   $ 10.420   $ 10.250   $ 10.210   $ 11.110   $ 10.570   $ 10.220
------------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                        $ 0.249   $  0.225   $  0.460   $  0.464   $  0.486   $  0.398   $  0.480   $  0.499
Net realized and unrealized gain
   (loss) on investments                       0.141      0.168      0.454      0.195      0.059     (0.794)     0.745      0.507
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations          $ 0.390   $  0.393   $  0.914   $  0.659   $  0.545   $ (0.396)  $  1.225   $  1.006
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                   $(0.250)  $ (0.225)  $ (0.462)  $ (0.481)  $ (0.486)  $ (0.398)  $ (0.480)  $ (0.499)
In excess of net investment income                --     (0.008)    (0.002)    (0.008)    (0.019)    (0.062)    (0.114)    (0.144)
From net realized gain on investments             --         --         --         --         --     (0.028)    (0.058)    (0.013)
In excess of net realized gain on
   investments                                    --         --         --         --         --     (0.016)    (0.033)        --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                          $(0.250)  $ (0.233)  $ (0.464)  $ (0.489)  $ (0.505)  $ (0.504)  $ (0.685)  $ (0.656)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period             $ 9.890   $ 11.030   $ 10.870   $ 10.420   $ 10.250   $ 10.210   $ 11.110   $ 10.570
------------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                               4.07%      3.68%      9.01%      6.50%      5.61%     (3.66)%    12.06%     10.13%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)    $   984   $139,330   $148,542   $171,067   $186,363   $197,082   $188,290   $107,034
Ratio of expenses to average
   daily net assets/(2)//(3)/                   0.84%+     1.61%+     1.60%      1.61%      1.51%      1.49%+     1.54%      1.61%
Ratio of expenses to average
   daily net assets, after
   custodian fee reduction/(2)/                 0.82%+     1.59%+     1.58%      1.60%        --         --         --         --
Ratio of net investment income to
   average daily net assets                     4.95%+     4.17%+     4.40%      4.44%      4.84%      4.49%+     4.40%      4.65%
Portfolio Turnover/(4)/                           --         --         --         --         --         --         28%        72%
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

*     For the ten months ended July 31, 1994.

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.

/(3)/ The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(4)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights


                                                                               Minnesota Fund
                                          ------------------------------------------------------------------------------------------
                                                                                              Year Ended
                                                                 -------------------------------------------------------------------
                                            Six Months Ended                       July 31,                        September 30,
                                            January 31, 1998     -------------------------------------------    --------------------
                                            (Unaudited)            1997       1996        1995        1994*       1993       1992
                                          -------------------    -------------------------------------------    --------------------
                                          Class A     Class B     Class B    Class B     Class B     Class B     Class B    Class B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period    $ 9.770    $ 10.490    $ 10.070    $ 9.950    $ 10.040    $ 10.910    $ 10.310   $ 10.080
------------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                     $ 0.248    $  0.225    $  0.466    $ 0.468    $  0.470    $  0.383    $  0.473   $  0.505
Net realized and unrealized gain
   (loss) on investments                    0.132       0.137       0.415      0.123      (0.053)     (0.788)      0.749      0.361
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
   operations                             $ 0.380    $  0.362    $  0.881    $ 0.591    $  0.417    $ (0.405)   $  1.222   $  0.866
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                $(0.260)   $ (0.225)   $ (0.461)   $(0.468)   $ (0.470)   $ (0.383)   $ (0.473)  $ (0.505)
In excess of net investment income             --      (0.007)         --     (0.003)     (0.037)     (0.073)     (0.125)    (0.131)
From net realized gain on investments          --          --          --         --          --      (0.009)         --         --
In excess of net realized gain on
   investments                                 --          --          --         --          --          --      (0.024)        --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                       $(0.260)   $ (0.232)   $ (0.461)   $(0.471)   $ (0.507)   $ (0.465)   $ (0.622)  $ (0.636)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period          $ 9.890    $ 10.620    $ 10.490    $10.070    $  9.950    $ 10.040    $ 10.910   $ 10.310
------------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                            3.96%       3.52%       9.01%      6.00%       4.41%      (3.81)%     12.28%      8.82%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data ++
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted) $ 2,890    $ 66,351    $ 67,781    $74,374    $ 78,970    $ 79,223    $ 68,004   $ 26,670
Ratio of net expenses to average
   daily net assets/(2)//(3)/                0.72%+      1.57%+      1.58%      1.56%       1.52%       1.54%+      1.59%      1.42%
Ratio of net expenses to average
   daily net assets, after
   custodian fee reduction/(2)/              0.71%+      1.56%+      1.55%      1.54%         --          --          --         --
Ratio of net investment income to
   average daily net assets                  5.14%+      4.31%+      4.62%      4.63%       4.80%       4.38%+      4.38%      4.74%
Portfolio Turnover/(4)/                        --          --          --         --          --          --          16%        25%
------------------------------------------------------------------------------------------------------------------------------------

++ The operating expenses of the Fund and the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:


Ratios (As a percentage of average daily net assets):
   Expenses/(2)//(3)/                                                                                               1.61%      2.05%
   Net investment income                                                                                            4.37%      4.11%
Net investment income per share                                                                                 $  0.472   $  0.438
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

*     For the ten months ended July 31, 1994.

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.

/(3)/ The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(4)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                  New Jersery Fund
                                             ---------------------------------------------------------------------------------------
                                                                                                 Year Ended
                                               Six Months Ended                      July 31,                      September 30,
                                               January 31, 1998    -----------------------------------------   ---------------------
                                               (Unaudited)            1997       1996       1995       1994*      1993       1992
                                             --------------------  -----------------------------------------   ---------------------
                                              Class A    Class B    Class B    Class B    Class B    Class B    Class B    Class B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period       $ 10.530   $ 10.940   $ 10.440   $ 10.360   $ 10.410   $ 11.350   $ 10.680   $ 10.380
------------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                        $  0.285   $  0.245   $  0.506   $  0.505   $  0.505   $  0.421   $  0.514   $  0.516
Net realized and unrealized gain (loss)
  on investments                                0.157      0.165      0.493      0.084     (0.009)    (0.836)     0.841      0.452
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations          $  0.442   $  0.410   $  0.999   $  0.589   $  0.496   $ (0.415)  $  1.355   $  0.968
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                   $ (0.285)  $ (0.245)  $ (0.499)  $ (0.505)  $ (0.505) $  (0.421)  $ (0.514)  $ (0.516)
In excess of net investment income             (0.007)    (0.005)        --     (0.004)    (0.035)    (0.075)    (0.112)    (0.124)
From net realized gain on investments              --         --         --         --         --     (0.029)    (0.059)    (0.028)
In excess of net realized gain on investments      --         --         --         --     (0.006)        --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                          $ (0.292)  $ (0.250)  $ (0.499)  $ (0.509)  $ (0.546) $  (0.525)  $ (0.685)  $ (0.668)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period             $ 10.680   $ 11.100   $ 10.940   $ 10.440   $ 10.360  $  10.410   $ 11.350   $ 10.680
------------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                4.28%      3.83%      9.85%      5.74%      5.04%     (3.77)%    13.15%      9.64%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)    $  8,451   $332,582   $345,080   $378,649   $404,861  $ 420,117   $395,421   $235,324
Ratio of expenses to average daily net
  assets/(2)(3)/                                 0.76%+     1.59%+     1.59%      1.57%      1.53%      1.48%+     1.56%      1.63%
Ratio of expenses to average daily net
  assets, after custodian fee reduction/(2)/     0.76%+     1.59%+     1.57%      1.56%        --         --         --         --
Ratio of net investment income to average
  daily net assets                               5.28%+     4.50%+     4.82%      4.80%      4.97%      4.64%+     4.66%      4.83%
Portfolio Turnover/(4)/                            --         --         --         --         --         --         20%        74%
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

*     For the ten months ended July 31, 1994.

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.

/(3)/ The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(4)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                   Pennsylvania Fund
                                         ------------------------------------------------------------------------------------------
                                                                                             Year Ended
                                                                 -------------------------------------------------------------------
                                           Six Months Ended                         July 31,                         September 30,
                                           January 31, 1998      ---------------------------------------------    ------------------
                                             (Unaudited)           1997        1996        1995         1994*      1993       1992
                                          ------------------     ---------------------------------------------    -----------------
                                          Class A    Class B     Class B     Class B      Class B      Class B    Class B    Class B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value--   Beginning of period  $  10.550   $ 10.900    $ 10.430   $  10.320    $ 10.340   $  11.310   $ 10.650   $ 10.350
-----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                    $   0.290   $  0.253    $  0.522   $   0.512    $  0.507   $   0.422   $  0.520   $  0.531
Net realized and unrealized gain
(loss) on investments                        0.136      0.139       0.458       0.108       0.004+     (0.841)     0.794      0.430
-----------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations      $   0.426   $  0.392    $  0.980   $   0.620    $  0.511   $  (0.419)  $  1.314   $  0.961
-----------------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income               $  (0.290)  $ (0.262)   $ (0.510)  $  (0.510)   $ (0.507)  $  (0.422)  $ (0.520)  $ (0.531)
In excess of net investment income          (0.006)        --          --          --      (0.024)     (0.069)    (0.115)    (0.130)
From net realized gain on investments           --         --          --          --          --      (0.042)    (0.019)       --
In excess of net realized gain on
    investments                                 --         --          --          --          --      (0.018)        --        --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                      $  (0.296)  $ (0.262)   $ (0.510)  $  (0.510)   $ (0.531)  $  (0.551)  $ (0.654)  $ (0.661)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value-- End of period          $  10.680   $ 11.030    $ 10.900   $  10.430    $ 10.320   $  10.340   $ 11.310   $ 10.650
-----------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                             4.10%      3.65%       9.66%       6.08%       5.24%      (3.84)%    12.76%      9.56%
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
    (000's omitted)                      $   6,547   $378,059    $395,974   $ 441,104    $495,856   $ 530,115   $499,601   $280,193
Ratio of net expenses to average
    daily net assets/(2)(3)/                  0.75%+     1.59%+      1.61%       1.58%       1.51%       1.46%+     1.56%      1.64%
Ratio of net expenses to average
    daily net assets, after
     custodian fee reduction /(2)/            0.72%+     1.56%+      1.56%       1.54%        --         --          --         --
Ratio of net investment income to
    average daily net assets                  5.40%+     4.61%+      4.93%       4.89%       5.04%       4.68%+     4.70%      4.92%
Portfolio Turnover/(4)/                         --         --          --          --          --          --          6%        15%
-----------------------------------------------------------------------------------------------------------------------------------

  +   Annualized.
 ++ The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
  *   For the ten months ended July 31, 1994.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.
/(3)/ The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
/(4)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                Texas Fund
                                           ----------------------------------------------------------------------------------------
                                                                                            Year Ended
                                                                 ------------------------------------------------------------------
                                             Six Months Ended                      July 31,                       September 30,
                                             January 31, 1998    ------------------------------------------    --------------------
                                             (Unaudited)          1997        1996       1995        1994*      1993       1992**
                                           ------------------    ------------------------------------------    --------------------
                                           Class A    Class B    Class B     Class B    Class B     Class B    Class B    Class B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value --  Beginning of period   $   9.770   $ 10.960   $ 10.440   $  10.280   $ 10.210   $  11.110   $ 10.450   $ 10.000
------------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                     $   0.260   $  0.247   $  0.489   $   0.492   $  0.532   $   0.436   $  0.515   $  0.255
Net realized and unrealized gain (loss)
  on investments                              0.146      0.163      0.526       0.177      0.084      (0.824)     0.787      0.516
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations       $   0.406   $  0.410   $  1.015   $   0.669   $  0.616   $  (0.388)  $  1.302   $  0.771
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                $  (0.256)  $ (0.250)  $ (0.495)  $  (0.509)  $ (0.532)  $  (0.436)  $ (0.515)  $ (0.255)
In excess of net investment income               --         --         --          --     (0.014)     (0.076)    (0.106)    (0.066)
In excess of net realized gain on
  investments                                    --         --         --          --         --          --     (0.021)        --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                       $  (0.256)  $ (0.250)  $ (0.495)  $  (0.509)  $ (0.546)  $  (0.512)  $ (0.642)  $ (0.321)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period          $   9.920   $ 11.120   $ 10.960   $  10.440   $ 10.280   $  10.210   $ 11.110   $ 10.450
------------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                              4.21%      3.80%     10.00%       6.60%      6.36%      (3.65)%    12.90%      7.51%
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights


                                                                                  Texas Fund
                                             ---------------------------------------------------------------------------------------
                                                                                              Year Ended
                                                                  ------------------------------------------------------------------
                                               Six Months Ended                     July 31,                      September 30,
                                               January 31, 1998   -------------------------------------------  ---------------------
                                               (Unaudited)            1997      1996      1995         1994*      1993       1992**
                                             -------------------  -------------------------------------------  ---------------------
                                              Class A   Class B    Class B   Class B    Class B      Class B    Class B    Class B
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data++
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)   $     368   $ 19,472   $ 21,283  $  23,996  $ 27,762    $  26,677   $ 16,338   $ 4,020
Ratio of net expenses to average daily net
    assets/(2)(3)/                               0.74%+     1.51%+     1.57%      1.43%     0.99%        0.82%+     1.06%     1.00%+
Ratio of net expenses to average daily net
    assets, after custodian fee
    reduction/(2)/                               0.72%+     1.49%+     1.55%      1.39%       --           --         --        --
Ratio of net investment income to average
    daily net assets                             5.22%+     4.46%+     4.61%      4.70%     5.29%        4.81%+     4.67%     4.61%+
Portfolio Turnover/(4)/                            --         --         --         --        --           --          7%       11%
------------------------------------------------------------------------------------------------------------------------------------

++ The operating expenses of the Fund and the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
    Expenses/(2)(3)/                                                              1.53%     1.44%        1.67%+     2.55%     2.35%+
    Expenses after custodian fee reduction/(2)/                                   1.49%       --           --         --        --
    Net investment income                                                         4.60%     4.84%        3.96%+     3.18%     3.26%+
Net investment income per share                                              $   0.482  $  0.487    $   0.359   $  0.350  $  0.180
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

*     For the ten months ended July 31, 1994.

** For the period from the start of business, March 24, 1992, to September 30, 1992.

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.

/(3)/ The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(4)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.


                       See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-nine Funds, eight of the non-diversified funds are included in these financial statements. They include Eaton Vance Arizona Municipals Fund ("Arizona Fund"), Eaton Vance Colorado Municipals Fund ("Colorado Fund"), Eaton Vance Connecticut Municipals Fund ("Connecticut Fund"), Eaton Vance Michigan Municipals Fund ("Michigan Fund"), Eaton Vance Minnesota Municipals Fund ("Minnesota Fund"), Eaton Vance New Jersey Municipals Fund ("New Jersey Fund"), Eaton Vance Pennsylvania Municipals Fund ("Pennsylvania Fund") and Eaton Vance Texas Municipals Fund ("Texas Fund"). The Funds offer two classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (See Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a "Portfolio"), a New York Trust, having the same investment objective as its corresponding Fund. The Arizona Fund invests its assets in the Arizona Municipals Portfolio, the Colorado Fund invests its assets in the Colorado Municipals Portfolio, the Connecticut Fund invests its assets in the Connecticut Municipals Portfolio, the Michigan Fund invests its assets in the Michigan Municipals Portfolio, the Minnesota Fund invests its assets in the Minnesota Municipals Portfolio, the New Jersey Fund invests its assets in the New Jersey Municipals Portfolio, the Pennsylvania Fund invests its assets in the Pennsylvania Municipals Portfolio and the Texas Fund invests its assets in the Texas Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (100% at January 31, 1998 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuation -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

    B Income -- Each Fund's net investment income consists of the Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

    C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At July 31, 1997, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. A portion of such capital loss carryovers were acquired through the Fund Reorganization (see Note 8) and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

     Fund                                    Amount               Expires
     ---------------------------------------------------------------------------
     Arizona Fund                            $4,880,609           July 31, 2004
                                                  6,850           July 31, 2003
                                                  4,854           July 31, 2002

     Colorado Fund                            2,089,815           July 31, 2004
                                                172,973           July 31, 2003
                                                 15,872           July 31, 2002

     Connecticut Fund                             7,848           July 31, 2005
                                              5,029,576           July 31, 2004
                                                206,627           July 31, 2003
                                                    135           July 31, 2002

Eaton Vance Municipals Funds as of January 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


     Fund                                   Amount                Expires
     ---------------------------------------------------------------------------
     Michigan Fund                          $   315,466           July 31, 2005
                                              2,730,535           July 31, 2004
                                              1,279,142           July 31, 2003
                                                726,249           July 31, 2002

     Minnesota Fund                             329,867           July 31, 2005
                                              3,926,544           July 31, 2004
                                                842,788           July 31, 2003
                                                 33,555           July 31, 2002

     New Jersey Fund                             23,676           July 31, 2005
                                             15,944,400           July 31, 2004
                                                     92           July 31, 2002

     Pennsylvania Fund                        1,933,493           July 31, 2005
                                             12,988,102           July 31, 2004
                                              4,209,137           July 31, 2003
                                                439,448           July 31, 2002

     Texas Fund                                  84,793           July 31, 2005
                                                668,321           July 31, 2004
                                                184,977           July 31, 2003
                                                 79,597           July 31, 2002

    Additionally, net capital losses of $1,112, $17,464, $1,315 and $101 for the Connecticut Fund, Pennsylvania Fund, New Jersey Fund and Texas Fund, respectively, attributable to security transactions incurred after October 31, 1996, are treated as arising on the first day of the Fund's current taxable year. Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

    D Deferred Organization Expenses -- Costs incurred by each Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

    E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reported as a reduction of operating expenses on the Statement Of Operations.

    F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    G Other -- Investment transactions are accounted for on a trade date basis.

    H Interim Financial Information-- The interim financial statements relating to January 31, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.


2   Distributions to Shareholders
    ----------------------------------------------------------------------------
    The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date.

    The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

Eaton Vance Municipals Funds as of January 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


3   Shares of Beneficial Interest
    ----------------------------------------------------------------------------
    The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in Fund shares were as follows:

                                                    Arizona Fund
                                     -------------------------------------------
                                          Six Months Ended
                                          January 31, 1998         Year Ended
                                          (Unaudited)              July 31, 1997
                                     -------------------------------------------
                                         Class A      Class B          Class B
    ----------------------------------------------------------------------------
      Sales                               92,505      237,220           587,035

      Issued to shareholders electing
        to receive payments of
        distributions in Fund shares       3,260       77,617           184,561

      Redemptions                         (4,258)    (902,324)       (2,984,656)

      Issued to EV Traditional
        Municipals Fund shareholders     185,763           --                --
    ----------------------------------------------------------------------------
      Net increase (decrease)            277,270     (587,487)       (2,213,060)
    ----------------------------------------------------------------------------

                                                    Colorado Fund
                                     -------------------------------------------
                                          Six Months Ended
                                          January 31, 1998         Year Ended
                                          (Unaudited)              July 31, 1997
                                     -------------------------------------------
                                         Class A      Class B         Class B
    ----------------------------------------------------------------------------
      Sales                               40,608      178,777           305,999

      Issued to shareholders electing
        to receive payments of
        distributions in Fund shares       2,342       41,326            92,921

      Redemptions                        (28,627)    (437,704)         (847,903)

      Issued to EV Traditional
        Municipals Fund shareholders     168,584           --                --
    ----------------------------------------------------------------------------
      Net increase (decrease)            182,907     (217,601)         (448,983)
    ----------------------------------------------------------------------------

                                                    Connecticut Fund
                                     -------------------------------------------
                                          Six Months Ended
                                          January 31, 1998         Year Ended
                                          (Unaudited)              July 31, 1997
                                     -------------------------------------------
                                         Class A      Class B         Class B
    ----------------------------------------------------------------------------
      Sales                               41,448      251,615           785,303

      Issued to shareholders electing
        to receive payments of
        distributions in Fund shares       1,849      183,072           410,380

      Redemptions                        (21,612)  (1,031,845)       (2,893,701)

      Issued to EV Traditional
        Municipals Fund shareholders     258,003           --                --
    ----------------------------------------------------------------------------
      Net increase (decrease)            279,688     (597,158)       (1,698,018)
    ----------------------------------------------------------------------------

                                                     Michigan Fund
                                     -------------------------------------------
                                          Six Months Ended
                                          January 31, 1998         Year Ended
                                          (Unaudited)              July 31, 1997
                                     -------------------------------------------
                                         Class A      Class B         Class B
    ----------------------------------------------------------------------------
      Sales                                1,994      149,725           273,591

      Issued to shareholders electing
        to receive payments of
        distributions in Fund shares       1,922      147,369           336,586

      Redemptions                        (21,500)  (1,326,741)       (3,360,285)

      Issued to EV Traditional
        Municipals Fund shareholders     117,072           --                --
    ----------------------------------------------------------------------------
      Net increase (decrease)             99,488   (1,029,647)       (2,750,108)
    ----------------------------------------------------------------------------

                                                     Minnesota Fund
                                     -------------------------------------------
                                          Six Months Ended
                                          January 31, 1998         Year Ended
                                          (Unaudited)              July 31, 1997
                                     -------------------------------------------
                                         Class A      Class B         Class B
    ----------------------------------------------------------------------------
      Sales                               40,793      189,088           354,478

      Issued to shareholders electing
        to receive payments of
        distributions in Fund shares       4,834       72,709           163,187

      Redemptions                        (13,026)    (475,480)       (1,442,543)

      Issued to EV Traditional
        Municipal Fund shareholders      259,560           --                --
    ----------------------------------------------------------------------------
      Net increase (decrease)            292,161     (213,683)         (924,878)
    ----------------------------------------------------------------------------

                                                    New Jersey Fund
                                     -------------------------------------------
                                          Six Months Ended
                                          January 31, 1998         Year Ended
                                          (Unaudited)              July 31, 1997
                                     -------------------------------------------
                                         Class A      Class B         Class B
    ----------------------------------------------------------------------------
      Sales                              270,697      732,008         1,576,459

      Issued to shareholders electing
        to receive payments of
        distributions in Fund shares       9,318      360,176           824,152

      Redemptions                        (53,252)  (2,680,574)       (7,114,631)

      Issued to EV Traditional
        Municipal Fund shareholders      564,820           --                --
    ----------------------------------------------------------------------------
      Net increase (decrease)            791,583   (1,588,390)       (4,714,020)
    ----------------------------------------------------------------------------

Eaton Vance Municipals Funds as of January 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


                                                   Pennsylvania Fund
                                     -------------------------------------------
                                          Six Months Ended
                                          January 31, 1998         Year Ended
                                          (Unaudited)              July 31, 1997
                                     -------------------------------------------
                                         Class A      Class B         Class B
    ----------------------------------------------------------------------------
      Sales                              148,740      762,146         1,471,266

      Issued to shareholders electing
        to receive payments of
        distributions in Fund shares       8,652      387,312           853,998

      Redemptions                        (28,347)  (3,209,919)       (8,289,968)

      Issued to EV Traditional
        Municipal Fund shareholders      483,677           --                --
    ----------------------------------------------------------------------------
      Net increase (decrease)            612,722   (2,060,461)       (5,964,704)
    ----------------------------------------------------------------------------

                                                       Texas Fund
                                     -------------------------------------------
                                          Six Months Ended
                                          January 31, 1998         Year Ended
                                          (Unaudited)              July 31, 1997
                                     -------------------------------------------
                                         Class A      Class B         Class B
    ----------------------------------------------------------------------------
      Sales                                4,120       35,650           156,332

      Issued to shareholders electing
        to receive payments of
        distributions in Fund shares         626       16,475            37,478

      Redemptions                         (3,767)    (242,213)         (549,906)

      Issued to EV Traditional
        Municipal Fund shareholders       36,091           --                --
    ----------------------------------------------------------------------------
      Net increase (decrease)             37,070     (190,088)         (356,096)
    ----------------------------------------------------------------------------


4   Transactions with Affiliates
    ----------------------------------------------------------------------------
    Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain of the officers and Trustees of the Funds and the Portfolios are officers and directors/trustees of the above organizations. Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of the investment adviser fee earned by BMR. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $1,819, $1,042, $103, $19, $1,121, $5,034, $1,199 and $96 from the
    Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund, respectively, as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 1998.


5   Distribution Plan
    ----------------------------------------------------------------------------
    Each Fund has adopted a distribution plan (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each Fund's Class B shares. The Plans require the Class B shares to pay the principal underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of each Fund's Class B daily net assets, for providing ongoing distribution services and facilities to the respective Fund. A Fund's Class B shares will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B and, accordingly, reduces the Class B's net assets. For the six months ended January 31, 1998, the Class B shares of the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund paid $397,641, $147,188, $634,931, $539,396, $249,728, $1,264,199, $1,438,171 and $75,373,
    respectively, to EVD, representing 0.75% of each Fund's Class B average daily net assets. At January 31, 1998, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund were approximately $2,923,000, $1,412,000, $4,888,000, $3,264,000, $1,880,000, $7,734,000, $9,329,000 and $476,000,
    respectively.

    In addition, the Plans authorize the Funds to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plans by authorizing the Funds to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.20%

Eaton Vance Municipals Funds as of January 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    per annum of each Fund's average daily net assets attributable to both Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. For the six months ended January 31, 1998, Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund paid or accrued service fees to or payable to EVD in the amount of $1,773, $2,162, $2,449, $995, $1,301, $4,641, $3,115 and $323, respectively, for
    Class A shares, and $104,536, $39,026, $180,747, $147,364, $64,896,
    $340,730, $384,237 and $19,230, respectively, for Class B shares. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Certain officers and Trustees of the Funds are officers or directors of EVD.


6   Contingent Deferred Sales Charge
    ----------------------------------------------------------------------------
    A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVD or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $194,000, $108,000, $149,000, $150,000, $90,000, $351,000, $409,000 and $47,000 of CDSC paid by
    Class B shareholders of Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund, respectively, for the six months ended January 31, 1998.


7   Investment Transactions
    ----------------------------------------------------------------------------
    Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended January 31, 1998 were as follows:



      Arizona Fund
    ----------------------------------------------------------------------------
      Increases                                                  $   3,625,822
      Decreases                                                    (13,141,768)
    ----------------------------------------------------------------------------

      Colorado Fund
    ----------------------------------------------------------------------------
      Increases                                                  $   2,024,449
      Decreases                                                     (5,760,082)
    ----------------------------------------------------------------------------

      Connecticut Fund
    ----------------------------------------------------------------------------
      Increases                                                  $   3,499,677
      Decreases                                                    (14,240,022)
    ----------------------------------------------------------------------------

      Michigan Fund
    ----------------------------------------------------------------------------
      Increases                                                  $   2,168,583
      Decreases                                                    (17,553,258)
    ----------------------------------------------------------------------------

      Minnesota Fund
    ----------------------------------------------------------------------------
      Increases                                                  $   2,231,474
      Decreases                                                     (6,462,481)
    ----------------------------------------------------------------------------

      New Jersey Fund
    ----------------------------------------------------------------------------
      Increases                                                  $  11,118,150
      Decreases                                                    (36,327,597)
    ----------------------------------------------------------------------------

      Pennsylvania Fund
    ----------------------------------------------------------------------------
      Increases                                                  $  10,389,079
      Decreases                                                    (42,889,571)
    ----------------------------------------------------------------------------

      Texas Fund
    ----------------------------------------------------------------------------
      Increases                                                  $     487,593
      Decreases                                                     (3,092,568)
    ----------------------------------------------------------------------------


8   Transfer of Assets
    ----------------------------------------------------------------------------
    On August 1, 1997, EV Marathon Arizona Municipals Fund, EV Marathon Colorado Municipals Fund, EV Marathon Connecticut Municipals Fund, EV Marathon Michigan Municipals Fund, EV Marathon Minnesota Municipals Fund, EV Marathon New Jersey Municipals Fund, EV Marathon Pennsylvania Municipals Fund and EV Marathon Texas Municipals Fund acquired the net assets of EV Traditional Arizona Municipals Fund, EV Traditional Colorado Municipals Fund, EV Traditional Connecticut Municipals Fund, EV Traditional Michigan Municipals Fund, EV Traditional Minnesota Municipals Fund, EV

Eaton Vance Municipals Funds as of January 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    Traditional New Jersey Municipals Fund, EV Traditional Pennsylvania Municipals Fund and EV Traditional Texas Municipals Fund, respectively, pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, the Funds, at the closing, issued Class A shares as follows:


                        Class A shares         Aggregate value   Net asset value
      Fund                      Issued        of shares issued         per share
    ----------------------------------------------------------------------------
      Arizona Fund             185,763              $1,873,786            $10.09
      Colorado Fund            168,584               1,672,995              9.92
      Connecticut Fund         258,003               2,746,315             10.64
      Michigan Fund            117,072               1,141,339              9.75
      Minnesota Fund           259,560               2,536,172              9.77
      New Jersey Fund          564,820               5,945,100             10.53
      Pennsylvania Fund        483,677               5,104,277             10.55
      Texas Fund                36,091                 352,637              9.77

    The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The net assets acquired, including unrealized appreciation at the date of the transaction were as follows:

      Fund                      Acquired net assets     Unrealized appreciation
    ----------------------------------------------------------------------------
      Arizona Fund                       $1,873,786                    $105,967
      Colorado Fund                       1,672,995                     154,386
      Connecticut Fund                    2,746,315                     148,370
      Michigan Fund                       1,141,339                     105,076
      Minnesota Fund                      2,536,172                     208,144
      New Jersey Fund                     5,945,100                     282,362
      Pennsylvania Fund                   5,104,277                     214,513
      Texas Fund                            352,637                      12,509


    Directly after the merger, the combined net assets of the Funds and the net asset value of Class A shares and Class B shares were as follows:


                                            Class A net asset  Class B net asset
      Fund              Combined net assets   value per share    value per share
    ----------------------------------------------------------------------------
      Arizona Fund             $111,252,856            $10.09             $11.22
      Colorado Fund              42,459,161              9.92              10.80
      Connecticut Fund          174,380,265             10.64              10.57
      Michigan Fund             149,682,843              9.75              10.87
      Minnesota Fund             70,316,954              9.77              10.49
      New Jersey Fund           351,024,607             10.53              10.94
      Pennsylvania Fund         401,078,359             10.55              10.90
      Texas Fund                 21,635,260              9.77              10.96


9   Name Change
    ----------------------------------------------------------------------------
    Effective August 1, 1997, the EV Marathon Arizona Municipals Fund, EV Marathon Colorado Municipals Fund, EV Marathon Connecticut Municipals Fund, EV Marathon Michigan Municipals Fund, EV Marathon Minnesota Municipals Fund, EV Marathon New Jersey Municipals Fund, EV Marathon Pennsylvania Municipals Fund and EV Marathon Texas Municipals Fund changed their respective names to Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund, Eaton Vance Pennsylvania Municipals Fund and Eaton Vance Texas Municipals Fund.

Arizona Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
-------------------  Principal
                     Amount
          Standard   (000's
Moody's   & Poor's   omitted)   Security                           Value
--------------------------------------------------------------------------------

Assisted Living -- 1.7%
--------------------------------------------------------------------------------
NR        NR         $ 1,800    Arizona Health Facilities
                                Authority, (Mesa Project),
                                7.625%, 1/1/26                     $  1,860,444
--------------------------------------------------------------------------------
                                                                   $  1,860,444
--------------------------------------------------------------------------------

Education -- 7.0%
--------------------------------------------------------------------------------
Aa2       NR         $ 2,000    Arizona Educational Loan
                                Marketing Corp., (AMT), 6.25%,
                                6/1/06                             $  2,205,820

NR        NR           2,000    Arizona Educational Loan
                                Marketing Corp., (AMT), 6.30%,
                                12/1/08                               2,145,280

A         NR           1,500    Arizona Student Loan
                                Acquisition Authority, (AMT),
                                7.625%, 5/1/10                        1,682,400

A1        AA           1,250    University of Arizona,
                                6.25%, 6/1/11                         1,370,363
--------------------------------------------------------------------------------
                                                                   $  7,403,863
--------------------------------------------------------------------------------

Electric Utilities -- 15.2%
--------------------------------------------------------------------------------
A         A+         $ 1,000    Commonwealth of Puerto Rico,
                                Telephone Authority, Variable
                                Rate, 1/1/20/(1)/                  $  1,128,750

Ba2       BB+          3,500    Maricopa County, AZ, Pollution
                                Control, 6.375%, 8/15/23              3,737,895

Baa1      A-           5,300    Navajo County, AZ, Pollution
                                Control, 5.875%, 8/15/28              5,498,961

B2        B            1,000    Pima County, AZ, IDA, (Tucson
                                Electric Power Co.),
                                6.00%, 9/1/29                         1,029,480

Baa1      BBB+           370    Puerto Rico Electric Power
                                Authority, 7.125%, 7/1/14               391,138

Aa2       AA           3,500    Salt River Project Agricultural
                                Improvement and Power District,
                                5.00%, 1/1/20                         3,472,245

Aa2       AA             820    Salt River Project Agricultural
                                Improvement and Power District,
                                6.25%, 1/1/27                           882,935
--------------------------------------------------------------------------------
                                                                   $ 16,141,404
--------------------------------------------------------------------------------

Escrowed/Prerefunded -- 17.4%
--------------------------------------------------------------------------------
Aaa       AA         $ 1,000    Arizona Transportation Board
                                Highway, 6.50%, 7/1/11             $  1,113,550

NR        AAA          1,000    Glendale, AZ, Industrial
                                Development Authority, 7.125%,
                                7/1/20                                1,188,940

NR        NR           2,250    Maricopa County, AZ, IDA,
                                (Greenery Apartments), 6.625%,
                                7/1/26                                2,643,593

NR        NR           3,000    Maricopa County, AZ, IDA,
                                Multi-family, 6.625%, 1/1/27          3,528,690

NR        NR           1,250    Maricopa County, AZ, IDA, Place
                                Five and The Greenery Projects,
                                8.625%, 1/1/11                        1,652,450

Aaa       AAA          7,500    Maricopa County, AZ, Single
                                Family Mortgage, 0.00%, 2/1/16        3,031,800

Aaa       AAA          1,750    Phoenix, AZ, Civic Improvement
                                Excise Tax, (MBIA),
                                6.60%, 7/1/08                         2,007,705

Aaa       AAA          5,000    Phoenix, AZ, Industrial
                                Development Authority, IDA,
                                Single Family, 0.00%, 12/1/14         2,182,450

NR        AA           1,000    Phoenix, AZ, Street and Highway
                                User, 6.25%, 7/1/11                   1,096,920
--------------------------------------------------------------------------------
                                                                   $ 18,446,098
--------------------------------------------------------------------------------

General Obligations -- 6.0%
--------------------------------------------------------------------------------
Baa1      A          $ 1,125    Commonwealth of Puerto Rico,
                                0.00%, 7/1/17                      $    427,106

Aa1       AA+          2,000    Phoenix, AZ, 5.25%, 7/1/20            2,030,840

Aa1       AA+          1,500    Phoenix, AZ, 6.375%, 7/1/13           1,652,685

NR        A            2,000    Tatum Ranch, AZ,
                                6.875%, 7/1/16                        2,206,780
--------------------------------------------------------------------------------
                                                                   $  6,317,411
--------------------------------------------------------------------------------

Hospitals -- 4.6%
--------------------------------------------------------------------------------
NR        BBB        $ 1,130    Arizona Health Facilities,
                                (Phoenix Memorial Hospital),
                                8.125%, 6/1/12                     $  1,244,175

NR        BBB          1,250    Arizona Health Facilities,
                                (Phoenix Memorial Hospital),
                                8.20%, 6/1/21/(2)/                    1,379,150

Baa1      BBB-         1,000    Maricopa County, AZ, (Sun
                                Health Corporation), 8.125%,
                                4/1/12                                1,169,830

NR        NR             905    Winslow, AZ, Industrial
                                Development Authority, (Winslow
                                Memorial Hospital), 9.50%,
                                6/1/22                                1,049,592
--------------------------------------------------------------------------------
                                                                   $  4,842,747
--------------------------------------------------------------------------------

Housing -- 5.0%
--------------------------------------------------------------------------------
NR        A          $ 2,000    Maricopa County, AZ, IDA,
                                (Laguna Point Apartments),
                                6.75%, 7/1/19                      $  2,174,720

NR        NR           1,000    Maricopa County, AZ, IDA,
                                Multifamily, (National Health
                                Facilities II Project), Series
                                B, 6.375%, 1/1/19                       998,790

                       See notes to financial statements

Arizona Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------  Principal
                     Amount
          Standard   (000's
Moody's   & Poor's   omitted)   Security                           Value
--------------------------------------------------------------------------------

Housing (continued)
--------------------------------------------------------------------------------
NR        AA         $ 1,000    Phoenix, AZ, (Woodstone and
                                Silver Springs Apartments),
                                Multi-family Housing, (Asset
                                Guaranty), 6.25%, 4/1/23           $  1,042,650

NR        AAA          1,000    Tempe, AZ, Industrial
                                Development Authority,
                                (Quadrangle Village
                                Apartments), 6.25%, 6/1/26            1,044,680
--------------------------------------------------------------------------------
                                                                   $  5,260,840
--------------------------------------------------------------------------------

Industrial Development Revenue/Pollution Control Revenue -- 9.2%
--------------------------------------------------------------------------------
A1        NR         $ 1,000    Casa Grande, AZ, Pollution
                                Control, (Frito Lay, Inc.),
                                6.60%, 12/1/10                     $  1,105,910

NR        BBB-         2,000    Coconino County, AZ, Pollution
                                Control, (Nevada Power
                                Co.-Series B), (AMT), 5.80%,
                                11/1/32                               2,068,100

Baa2      BBB          3,000    Gila County, AZ, Industrial
                                Development Authority, (Asarco,
                                Inc.), 5.55%, 1/1/27                  3,069,510

A2        A            1,000    Greenlee County, AZ, Pollution
                                Control, (Phelps Dodge Corp.),
                                5.45%, 6/1/09                         1,052,930

Ba1       BB+            500    Maricopa County, AZ, Pollution
                                Control, (Public Service Co.),
                                5.75%, 11/1/22                          518,780

Baa3      BBB-         1,750    Puerto Rico Port Authority,
                                (American Airlines), (AMT),
                                6.25%, 6/1/26                         1,903,773
--------------------------------------------------------------------------------
                                                                   $  9,719,003
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 2.9%
--------------------------------------------------------------------------------
Aaa       AAA        $ 2,715    Pima County, AZ,  (Irvington
                                Power), (FGIC), 7.25%, 7/15/10     $  3,059,669
--------------------------------------------------------------------------------
                                                                   $  3,059,669
--------------------------------------------------------------------------------

Insured-General Obligations -- 4.8%
--------------------------------------------------------------------------------
NR        AAA        $ 1,500    Commonwealth of Puerto Rico
                                "RIBS", (AMBAC), Variable
                                Rate, 7/1/15/(1)/                  $  1,758,750

Aaa       AAA          1,000    Commonwealth of Puerto Rico,
                                Variable Rate,
                                (FSA), 7/1/20/(1)/                    1,138,750

Aaa       AAA          1,000    Maricopa County, AZ, Alhambra
                                School District, (AMBAC),
                                5.125%, 7/1/13                        1,026,430

Aaa       AAA          1,000    Puerto Rico (FSA), Variable
                                Rate, 7/1/22/(1)/                     1,151,250
--------------------------------------------------------------------------------
                                                                   $  5,075,180
--------------------------------------------------------------------------------

Insured-Hospitals -- 13.0%
--------------------------------------------------------------------------------
Aaa       AAA        $ 2,000    Maricopa County, AZ, Hospital
                                District No. 1, (FGIC),
                                6.125%, 6/1/15                     $  2,169,360

Aaa       AAA          2,000    Maricopa County, AZ, Samaritan
                                Health, (MBIA), 7.00%, 12/1/16        2,538,440

Aaa       AAA          2,000    Mohave County, AZ, (Kingman
                                Regional Medical Center),
                                (FGIC), 6.50%, 6/1/15                 2,187,200

Aaa       AAA          1,000    Pima County, AZ, (Carondelet
                                Health Care Corp.), (MBIA),
                                5.25%, 7/1/12                         1,065,740

Aaa       AAA          1,000    Pima County, AZ, (Carondolet
                                Health Care Corp.), (MBIA),
                                5.25%, 7/1/11                         1,069,170

Aaa       AAA          1,500    Pima County, AZ, (Tucson
                                Medical Center), (MBIA), 5.00%,
                                4/1/15                                1,502,895

Aaa       AAA          1,500    Pima County, AZ, (Tucson
                                Medical Center), (MBIA),
                                6.375%, 4/1/12                        1,638,450

Aaa       AAA          1,500    Scottsdale, AZ, Industrial
                                Development Authority, (AMBAC),
                                6.125%, 9/1/17                        1,653,270
--------------------------------------------------------------------------------
                                                                   $ 13,824,525
--------------------------------------------------------------------------------

Insured-Housing -- 2.5%
--------------------------------------------------------------------------------
Aaa       AAA        $ 2,500    Maricopa County, AZ, IDA,
                                Multifamily, (National Health
                                Facilities II Project), (FSA),
                                5.50%, 1/1/24                      $  2,649,900
--------------------------------------------------------------------------------
                                                                   $  2,649,900
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 1.0%
--------------------------------------------------------------------------------
Aaa       AAA        $ 1,000    Chandler, AZ, Water and Sewer,
                                (FGIC), 6.25%, 7/1/13              $  1,095,530
--------------------------------------------------------------------------------
                                                                   $  1,095,530
--------------------------------------------------------------------------------

Special Tax Revenue -- 1.1%
--------------------------------------------------------------------------------
NR        NR         $ 1,000    Virgin Islands Public Finance
                                Authority, 7.25%, 10/1/18          $  1,125,850
--------------------------------------------------------------------------------
                                                                   $  1,125,850
--------------------------------------------------------------------------------

Transportation -- 3.1%
--------------------------------------------------------------------------------
NR        BBB        $ 3,000    Guam Airport Authority, (AMT),
                                6.70%, 10/1/23                     $  3,303,540
--------------------------------------------------------------------------------
                                                                   $  3,303,540
--------------------------------------------------------------------------------

                       See notes to financial statements

Arizona Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------  Principal
                     Amount
          Standard   (000's
Moody's   & Poor's   omitted)   Security                           Value
--------------------------------------------------------------------------------

Water and Sewer -- 5.5%
--------------------------------------------------------------------------------
Aa1       AA+        $ 2,000    Arizona Wastewater Management
                                Authority, 6.80%, 7/1/11           $  2,240,960

A1        AA-          1,000    Central Arizona Water
                                Conservation District, 5.50%,
                                11/1/09                               1,100,510

Aa3       A            1,500    Phoenix, AZ, (Civic Improvement
                                Corp.), 4.75%, 7/1/23                 1,417,455

A1        A+           1,000    Tuscon, AZ, Water Systems,
                                6.50%, 7/1/16                         1,083,520
--------------------------------------------------------------------------------
                                                                   $  5,842,445
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
     (identified cost $94,998,980)                                 $105,968,449
--------------------------------------------------------------------------------

AMT-Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio primarily invests in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1998, 26.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 1.0% to 9.4% of total investments.

/(1)/ Security has been issued as an inverse floater bond.
/(2)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Colorado Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
-------------------  Principal
                     Amount
          Standard   (000's
Moody's   & Poor's   omitted)   Security                           Value
--------------------------------------------------------------------------------

Electric Utilities -- 1.4%
--------------------------------------------------------------------------------
NR        BBB        $  500     Guam Power Authority,
                                6.625%, 10/1/14                    $   557,280
--------------------------------------------------------------------------------
                                                                   $   557,280
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 15.2%
--------------------------------------------------------------------------------
NR        AAA        $4,000     Colorado Health Facilities
                                Authority, (Liberty Heights),
                                (FSA), 0.00%, 7/15/24              $ 1,007,440

Aa2       NR          1,000     Colorado Housing and Finance
                                Authority, Retirement Housing,
                                (Liberty Heights Project),
                                (AMT), 7.55%, 11/1/27                1,134,690

Aaa       NR          3,000     Dawson Ridge, Metropolitan
                                District #1, Douglas
                                County, CO, 0.00%, 10/1/22             835,410

Aaa       NR          5,500     Dawson Ridge, Metropolitan
                                District Number 1, Douglas
                                County, CO, Escrowed to
                                Maturity, 0.00%, 10/1/22             1,531,585

Aaa       BBB           160     Denver, CO, City And County
                                Airport Revenue, (AMT),
                                Prerefunded to 11/15/01,
                                7.00%, 11/15/25                        176,571

Aaa       BBB            85     Denver, CO, City And County
                                Airport Revenue, (AMT),
                                Prerefunded to 11/15/04,
                                7.50%, 11/15/23                        102,503

Aaa       BBB         1,185     Denver, CO, City And County
                                Airport Revenue, Prerefunded
                                to 11/15/02, (AMT), 6.75%,
                                11/15/22                             1,289,399
--------------------------------------------------------------------------------
                                                                   $ 6,077,598
--------------------------------------------------------------------------------

General Obligations -- 2.6%
--------------------------------------------------------------------------------
Baa1      A          $1,000     Puerto Rico Highway and
                                Transportation Authority,
                                5.50%, 7/1/36                      $ 1,063,420
--------------------------------------------------------------------------------
                                                                   $ 1,063,420
--------------------------------------------------------------------------------

Hospitals -- 23.1%
--------------------------------------------------------------------------------
NR        NR         $  900     Colorado Health Facilities
                                Authority, (Cleo Wallace
                                Center), 7.00%, 8/1/15             $   946,035

NR        BBB-          650     Colorado Health Facilities
                                Authority, (National Jewish
                                Center For Immunology and
                                Respiratory Medicine),
                                6.875%, 2/15/12                        690,833

Baa1      NR         $2,000     Colorado Health Facilities
                                Authority, (Parkview Memorial
                                Hospital), 6.125%, 9/1/25          $ 2,130,400

Baa       BBB         2,050     Colorado Health Facilities
                                Authority, (Rocky Mountain
                                Adventist Healthcare),
                                6.625%, 2/1/13                       2,211,765

NR        NR            600     Colorado Health Facilities
                                Authority, (Steamboat Springs
                                Health), 5.00%, 9/15/03                606,264

NR        NR            500     Colorado Health Facilities
                                Authority, (Steamboat Springs
                                Health), 5.30%, 9/15/09                501,045

NR        BBB         2,000     Colorado Health Facilities
                                Authority, (Vail Valley Medical
                                Center), 6.60%, 1/15/20              2,154,440
--------------------------------------------------------------------------------
                                                                   $ 9,240,782
--------------------------------------------------------------------------------

Housing -- 14.8%
--------------------------------------------------------------------------------
NR        AAA        $1,000     City of Lakewood,
                                Multifamily Housing, FHA
                                Insured Mortgage Loan,
                                (AMT), 6.65%, 10/1/25              $ 1,076,710

Aa        AA            500     Colorado Housing and
                                Finance Authority,
                                Multifamily Mortgage
                                Revenue, MFMR, (AMT),
                                6.40%, 10/1/27                         534,650

Aa2       NR          1,350     Colorado Housing and
                                Finance Authority, Single
                                Family Access Program,
                                7.90%, 12/1/24                       1,516,860

Aa2       NR            710     Colorado Housing and
                                Finance Authority, Single
                                Family Access Program,
                                8.00%, 12/1/24                         807,767

Aa2       NR            530     Colorado Housing and
                                Finance Authority, Single
                                Family Housing, (AMT),
                                7.65%, 12/1/25                         600,140

NR        AAA         1,000     Denver, CO, Multifamily
                                Housing, (Lofts Project),
                                (AMT), 6.15%, 12/1/16                1,052,670

NR        NR            340     Lake Creek Affordable
                                Housing Corp., Multifamily,
                                8.00%, 12/1/23                         359,094
--------------------------------------------------------------------------------
                                                                   $ 5,947,891
--------------------------------------------------------------------------------

Industrial Development Revenue/Pollution
Control Revenue -- 6.5%
--------------------------------------------------------------------------------
A2        NR         $1,250     Puerto Rico Industrial,
                                Medical and Environmental
                                Pollution Control Facility
                                Finance Authority,
                                (American Home Products),
                                5.10%, 12/1/18                     $ 1,243,563



                       See notes to financial statements

Colorado Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                      Value
--------------------------------------------------------------------------

Industrial Development Revenue/
Pollution Control Revenue (continued)
--------------------------------------------------------------------------
 Baa3      BBB-     $1,250     Puerto Rico Port Authority,
                               (American Airlines), (AMT),
                               6.25%, 6/1/26                 $ 1,359,838
--------------------------------------------------------------------------
                                                             $ 2,603,401
--------------------------------------------------------------------------

Insured-Electric Utilities -- 2.2%
--------------------------------------------------------------------------
 Aaa       AAA      $  500     Commonwealth of Puerto
                               Rico, Telephone Authority,
                               (MBIA), Variable Rate,
                               1/16/15/(1)/                  $   541,875

 Aaa       AAA         300     Puerto Rico Electric Power
                               Authority, "STRIPES",
                               (FSA), Variable
                               Rate, 7/1/03/(1)/                 347,625
--------------------------------------------------------------------------
                                                             $   889,500
--------------------------------------------------------------------------

Insured-General Obligations -- 11.2%
--------------------------------------------------------------------------
 Aaa       AAA      $1,000     Douglas and Elbert
                               Counties, Douglas County
                               School District, (MBIA),
                               6.40%, 12/15/11               $ 1,141,190

 Aaa       AAA       1,750     Eagle, Garfield and Routt
                               Counties, School District
                               No. RE 50J, (FGIC), 6.30%,
                               12/1/12                         1,963,693

 Aaa       AAA       1,160     Highlands Ranch
                               Metropolitan District No.
                               2, (FSA), 6.50%, 6/15/10/(2)/   1,378,846
--------------------------------------------------------------------------
                                                             $ 4,483,729
--------------------------------------------------------------------------

Insured-Housing -- 2.7%
--------------------------------------------------------------------------
 Aaa       AAA      $1,000     City of Thornton, SCA
                               Realty MFMR, (FSA), 7.10%,
                               1/1/30                        $ 1,096,730
--------------------------------------------------------------------------
                                                             $ 1,096,730
--------------------------------------------------------------------------

Insured-Special Tax Revenue -- 2.7%
--------------------------------------------------------------------------
 Aaa       AAA      $1,000     City of Broomfield Sales
                               and Use Tax, (AMBAC),
                               6.30%, 12/1/14                $ 1,090,060
--------------------------------------------------------------------------
                                                             $ 1,090,060
--------------------------------------------------------------------------

Insured-Transportation -- 2.0%
--------------------------------------------------------------------------
 Aaa       AAA      $  750     Denver, CO, (Denver
                               International Airport),
                               (AMT), (MBIA),
                               5.75%, 11/15/15               $   794,805
--------------------------------------------------------------------------
                                                             $   794,805
--------------------------------------------------------------------------

Transportation -- 12.9%
--------------------------------------------------------------------------
 Baa3      BB+      $2,000     Denver, CO, (United
                               Airlines), (AMT), 6.875%,
                               10/1/32                       $ 2,193,499

 Aaa       BBB         315     Denver, CO, City and County
                               Airport Revenue, (AMT),
                               6.75%, 11/15/22                   356,659

 Baa1      BBB         590     Denver, CO, City And County
                               Airport Revenue, (AMT),
                               7.00%, 11/15/25                   637,849

 Baa1      BBB         415     Denver, CO, City and County
                               Airport Revenue, (AMT),
                               7.50%, 11/15/23                   480,275

 NR        NR          500     Eagle County, CO, (Eagle
                               County Airport Terminal
                               Project), (AMT), 7.50%,
                               5/1/21                            546,820

 NR        BBB         750     Guam Airport Authority,
                               (AMT), 6.60%, 10/1/10             825,353

 NR        BBB         100     Guam Airport Authority,
                               (AMT), 6.70%, 10/1/23             110,118
--------------------------------------------------------------------------
                                                             $ 5,150,573
--------------------------------------------------------------------------

Water and Sewer -- 2.7%
--------------------------------------------------------------------------
 NR        NR       $1,000     Cottonwood Water and
                               Sanitation District, 7.75%,
                               12/1/20                       $ 1,070,840
--------------------------------------------------------------------------
                                                             $ 1,070,840
--------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
    (identified cost $35,691,544)                            $40,066,609
--------------------------------------------------------------------------
AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1998, 23.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.7% to 9.6% of total investments.

/(1)/ Security has been issued as an inverse floater bond.

/(2)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Connecticut Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
--------------------  Principal
                      Amount
           Standard   (000's
Moody's    & Poor's   omitted)  Security                               Value
--------------------------------------------------------------------------------------
Education  -- 9.3%
--------------------------------------------------------------------------------------
 NR        BBB-       $4,775    Connecticut Health and Education
                                Facilities Authority, (Quinnipiac
                                College), 6.00%, 7/1/23                $   4,895,235

 Baa3      BBB-        1,000    Connecticut HEFA, (Sacred Heart
                                University), 5.80%, 7/1/23                 1,007,130

 Ba2       BBB-        5,500    Connecticut HEFA, (University of
                                Hartford), 6.80%, 7/1/22                   5,890,225

 Aaa       AAA         3,400    Connecticut HEFA, (Yale University),
                                Variable Rate, 6/10/30/(1)/                3,901,500
--------------------------------------------------------------------------------------
                                                                       $  15,694,090
--------------------------------------------------------------------------------------


Electric Utilities -- 5.2%
--------------------------------------------------------------------------------------
 NR        BBB        $1,100    Guam Power Authority,
                                6.625%, 10/1/14                        $   1,226,016

 NR        BBB         3,625    Guam Power Authority Revenue Bonds,
                                6.30%, 10/1/22                             3,868,528

 NR        NR          3,365    Virgin Islands Water and Power
                                Authority, 7.40%, 7/1/11                   3,696,049
--------------------------------------------------------------------------------------
                                                                       $   8,790,593
--------------------------------------------------------------------------------------

Escrowed/Prerefunded -- 1.5%
--------------------------------------------------------------------------------------
 NR        A          $1,000    Connecticut HEFA, (Sacred Heart
                                University), 6.80%, 7/1/12             $   1,125,710

 A1        AAA           645    Connecticut Special Tax Obligation
                                Bonds, (STOB), Transportation
                                Infrastructure Purposes,
                                6.50%, 7/1/09                                682,204

 NR        AA-           650    State of Connecticut, General
                                Obligations Bonds,
                                6.875%, 7/15/10                              707,285
--------------------------------------------------------------------------------------
                                                                       $   2,515,199
--------------------------------------------------------------------------------------

General Obligations -- 2.5%
--------------------------------------------------------------------------------------
 Aa2       AA         $1,270    City of Danbury, 4.50%, 2/1/14         $   1,237,475

 Baa1      A           1,065    Commonwealth of Puerto Rico, Public
                                Improvement, 0.00%, 7/1/15                   454,393

 NR        BBB           500    Government of Guam,
                                5.40%, 11/15/18                              507,255

 Aa3       AA-         1,000    State of Connecticut,
                                5.40%, 11/1/16                             1,045,630

 Aa3       AA-        $1,750    State of Connecticut, Capital
                                Appreciation Bonds,
                                0.00%, 11/1/09                         $   1,026,025
--------------------------------------------------------------------------------------
                                                                       $   4,270,778
--------------------------------------------------------------------------------------

Hospitals -- 9.0%
--------------------------------------------------------------------------------------
 Baa2      NR         $5,400    Connecticut HEFA, (Griffin Hospital),
                                5.75%, 7/1/23                          $   5,495,094

 NR        NR          2,000    Connecticut HEFA, (New Britan Memorial
                                Hospital), 7.75%, 7/1/22                   2,320,820

 NR        A+          1,100    Connecticut HEFA, (William W. Backus
                                Hospital), 6.00%, 7/1/12                   1,169,344

 NR        A+          5,780    Connecticut HEFA, (William W. Backus
                                Hospital), 6.375%, 7/1/22                  6,148,706
--------------------------------------------------------------------------------------
                                                                       $  15,133,964
--------------------------------------------------------------------------------------

Housing -- 12.5%
--------------------------------------------------------------------------------------
 Aa        AA         $3,000    Connecticut HFA, MRB,
                                6.20%, 5/15/14                         $   3,170,550

 Aa2       AA          1,695    Connecticut HFA, MRB,
                                6.35%, 5/15/17                             1,814,175

 Aa2       AA            210    Connecticut HFA, MRB,
                                6.55%, 11/15/13                              224,597

 Aa2       AA          2,515    Connecticut HFA, MRB,
                                6.60%, 11/15/23                            2,690,648

 Aa2       AA          5,315    Connecticut HFA, MRB,
                                6.70%, 11/15/12                            5,715,485

 Aa2       AA          1,705    Connecticut HFA, MRB,
                                6.75%, 11/15/23                            1,827,283

 Aa2       AA            200    Connecticut HFA, MRB,
                                7.00%, 11/15/09                              214,514

 Aa        AA             15    Connecticut HFA, MRB,
                                7.625%, 11/15/17                              15,343

 Aa2       AA          4,735    Connecticut HFA, MRB, (AMT), 6.20%,
                                11/15/22                                   5,030,653

 Aa2       AA            210    Connecticut HFA, MRB, (AMT), 6.90%,
                                5/15/20                                      224,916

 Aa        NR            100    Connecticut HFA, MRB, (AMT), 7.40%,
                                11/15/99                                     102,417
--------------------------------------------------------------------------------------
                                                                       $  21,030,581
--------------------------------------------------------------------------------------

                       See notes to financial statements

Connecticut Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000's
Moody's    & Poor's   omitted)  Security                               Value
--------------------------------------------------------------------------------------
Industrial Development Revenue/Pollution Control Revenue -- 3.3%
--------------------------------------------------------------------------------------
 Aaa       AAA        $1,000    Connecticut Development Authority PCR,
                                (Pfizer Inc.), 6.55%, 2/15/13          $   1,101,990

 NR        NR          3,065    Connecticut Development Authority,
                                Airport Facility, (Signature Flight),
                                (AMT), 6.625%, 12/1/14                     3,283,535

 A3        A-          1,100    Sprague, CT, Environmental Improvement
                                Revenue, (International Paper Co.),
                                (AMT), 5.70%, 10/1/21                      1,140,458
--------------------------------------------------------------------------------------
                                                                       $   5,525,983
--------------------------------------------------------------------------------------

Insured-Education -- 3.4%
--------------------------------------------------------------------------------------
 Aaa       AAA        $4,000    Connecticut HEFA, (Choate Rosemary
                                College), (MBIA),
                                5.00%, 7/1/27                          $   3,939,240

 Aaa       AAA         1,555    Connecticut HEFA, (Choate Rosemary
                                College), (MBIA),
                                6.80%, 7/1/15/(2)/                         1,792,371
--------------------------------------------------------------------------------------
                                                                       $   5,731,611
--------------------------------------------------------------------------------------

Insured-General Obligations -- 1.3%
--------------------------------------------------------------------------------------
 Aaa       AAA        $1,000    City of New Britain, (MBIA),
                                6.00%, 3/1/12                          $   1,139,450

 Aaa       AAA         1,000    Puerto Rico Commonwealth, (MBIA),
                                5.375%, 7/1/25                             1,024,830
--------------------------------------------------------------------------------------
                                                                       $   2,164,280
--------------------------------------------------------------------------------------

Insured-Hospitals -- 8.6%
--------------------------------------------------------------------------------------
 Aaa       AAA        $1,000    Connecticut HEFA, (Bridgeport
                                Hospital), (MBIA),
                                6.625%, 7/1/18                         $   1,100,270

 Aaa       AAA         1,000    Connecticut HEFA, (Danbury Hospital),
                                (AMBAC), 5.375%, 7/1/17                    1,019,600

 Aaa       AAA         1,000    Connecticut HEFA, (Hospital of St.
                                Raphael), (AMBAC),
                                6.50%, 7/1/11                              1,191,410

 Aaa       AAA         1,500    Connecticut HEFA, (Hospital of St.
                                Raphael), (AMBAC),
                                6.625%, 7/1/14                             1,627,665

 Aaa       AAA         2,350    Connecticut HEFA, (Lawrence and
                                Memorial Hospital), (MBIA),
                                5.00%, 7/1/22                              2,298,042

 Aaa       NR          2,900    Connecticut HEFA, (Middlesex Hospital),
                                (MBIA), 5.125%, 7/1/27                     2,884,601

 Aaa       AAA         2,000    Connecticut HEFA, (Veterans Memorial
                                Medical Center), (MBIA), 5.375%, 7/1/15    2,076,720

 Aaa       AAA        $2,000    Connecticut HEFA, (Yale-New Haven
                                Hospital), (MBIA), 6.50%, 7/1/12       $   2,190,620
--------------------------------------------------------------------------------------
                                                                       $  14,388,928
--------------------------------------------------------------------------------------

Insured-Housing -- 0.2%
--------------------------------------------------------------------------------------
 NR        AA     $      305    Puerto Rico Housing Finance Corp.,
                                (AMBAC), 7.50%, 10/1/11                $     317,850
--------------------------------------------------------------------------------------
                                                                       $     317,850
--------------------------------------------------------------------------------------

Insured-Transportation -- 5.8%
--------------------------------------------------------------------------------------
 Aaa       AAA        $8,200    State of Connecticut, Airport Revenue
                                Bonds, (Bradley International), (FGIC),
                                7.65%, 10/1/12                         $   9,719,951
--------------------------------------------------------------------------------------
                                                                       $   9,719,951
--------------------------------------------------------------------------------------

Nursing Homes -- 14.6%
--------------------------------------------------------------------------------------
 NR        NR         $1,240    Connecticut Development Authority,
                                (Baptist Homes), 9.00%, 9/1/22         $   1,410,202

 A2        NR          9,000    Connecticut Development Authority,
                                Health Care Bonds, (Duncaster), 6.75%,
                                9/1/15                                     9,785,249

 A1        AA-           720    Connecticut HEFA, (NHP), (Highland
                                View), (AMT), 7.00%, 11/1/07                 833,954

 A1        AA-         1,305    Connecticut HEFA, (NHP), (Sharon
                                Healthcare), 6.25%, 11/1/14                1,443,043

 A1        AA-           655    Connecticut HEFA, (NHP), (St.
                                Camillus), 6.25%, 11/1/18                    718,280

 A1        AA-         3,250    Connecticut HEFA, (NHP), (St. Joseph's
                                Manor), 6.25%, 11/1/16                     3,593,785

 A1        AA-           335    Connecticut HEFA, (NHP), (Wadsworth
                                Glen), (AMT), 7.00%, 11/1/07                 388,020

 A1        AA-         2,000    Connecticut HEFA, (NHP), (Wadsworth
                                Glen), (AMT), 7.50%, 11/1/16               2,361,340

 A1        AA-         3,000    Connecticut HEFA, (NHP), (Windsor),
                                7.125%, 11/1/14                            3,486,900

 A1        AA-           500    Connecticut HEFA, (NHP), (Windsor),
                                7.125%, 11/1/24                              579,565
--------------------------------------------------------------------------------------
                                                                       $  24,600,338
--------------------------------------------------------------------------------------

Solid Waste -- 10.6%
--------------------------------------------------------------------------------------
 A         NR         $2,500    Bristol Resource Recovery Facility
                                Operating Committee, (Ogden Martin
                                Systems), 6.50%, 7/1/14                $   2,758,550

                       See notes to financial statements

Connecticut Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
--------------------  Principal
                      Amount
           Standard   (000's
Moody's    & Poor's   omitted)  Security                               Value
-----------------------------------------------------------------------------------------
Solid Waste (continued)
-----------------------------------------------------------------------------------------
 A2        A          $ 4,250   Connecticut Resources Recovery
                                Authority, (American REF-FUEL Co.),
                                (AMT), 6.45%, 11/15/22                    $   4,564,713

 Baa1      AA-            450   Connecticut Resources Recovery
                                Authority, (American REF-FUEL Co.),
                                (AMT), 8.00%, 11/15/15                          475,452

 A2        A            1,000   Connecticut Resources Recovery
                                Authority, (American REF-FUEL Co.),
                                (AMT), 8.10%, 11/15/15                        1,059,250

 NR        A-           8,970   Eastern Connecticut Resource Recovery
                                Authority, (Wheelabrator Lisbon),
                                (AMT), 5.50%, 1/1/20                          8,924,342
-----------------------------------------------------------------------------------------
                                                                          $  17,782,307
-----------------------------------------------------------------------------------------

Special Tax Revenue -- 7.4%
-----------------------------------------------------------------------------------------
 Baa1      A          $   500   Puerto Rico Highway and Transportation
                                Authority, 5.50%, 7/1/15                  $     537,905

 Baa1      A            4,465   Puerto Rico Highway and Transportation
                                Authority, 5.50%, 7/1/15                      4,803,492

 A1        AA-          3,180   State of Connecticut, (STOB), 6.125%,
                                9/1/12                                        3,650,735

 A1        AA-          2,000   State of Connecticut, (STOB), 6.50%,
                                10/1/12                                       2,375,960

 NR        NR           1,000   Virgin Islands Public Finance
                                Authority, 7.25%, 10/1/18                     1,125,850
-----------------------------------------------------------------------------------------
                                                                          $  12,493,942
-----------------------------------------------------------------------------------------

Student Loans -- 2.6%
-----------------------------------------------------------------------------------------
 A1        NR         $ 1,220   Connecticut Higher Education
                                Supplemental Loan Authority Revenue
                                Bonds, (AMT), 6.20%, 11/15/09             $   1,306,876

 A1        NR             400   Connecticut Higher Education
                                Supplemental Loan Authority Revenue
                                Bonds, (AMT), 7.375%, 11/15/05                  415,156

 A1        NR           2,505   Connecticut Higher Education
                                Supplemental Loan Authority Revenue
                                Bonds, (AMT), 7.50%, 11/15/10                 2,604,323
-----------------------------------------------------------------------------------------
                                                                          $   4,326,355
-----------------------------------------------------------------------------------------

Transportation -- 1.3%
-----------------------------------------------------------------------------------------
 NR        BBB        $ 2,000   Guam Airport Authority, (AMT), 6.70%,
                                10/1/23                                   $   2,202,360
-----------------------------------------------------------------------------------------
                                                                          $   2,202,360
-----------------------------------------------------------------------------------------

Water and Sewer -- 0.9%
-----------------------------------------------------------------------------------------
 Aaa       AAA        $ 1,250   State of Connecticut Clean Water Fund
                                Revenue Bonds, 6.00%, 10/1/12             $   1,430,788
-----------------------------------------------------------------------------------------
                                                                          $   1,430,788
-----------------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
      (identified cost $156,324,927)                                      $ 168,119,898
-----------------------------------------------------------------------------------------

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1998, 19.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 2.3% to 11.1% of total investments.

/(1)/ Security has been issued as an inverse floater bond.
/(2)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.


                       See notes to financial statements

Michigan Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)  Principal
-------------------  Amount
           Standard  (000's
Moody's    & Poor's  omitted)   Security                      Value
--------------------------------------------------------------------------------

Education -- 0.7%
--------------------------------------------------------------------------------
Aa2        NR        $1,000     Oakland County, MI,
                                (Cranbrook Educational
                                Community Project), 5.00%,
                                11/1/17                       $     996,190
--------------------------------------------------------------------------------
                                                              $     996,190
--------------------------------------------------------------------------------

Electric Utilities -- 2.9%
--------------------------------------------------------------------------------
NR         BBB       $1,000     Guam Power Authority,
                                6.625%, 10/1/14               $   1,114,560

Baa1       BBB+         500     Michigan South Central
                                Power Agency Supply
                                System, 6.75%, 11/1/10              540,545

Baa1       BBB        1,780     Monroe County, MI, PCR,
                                (Detroit Edison Project),
                                (AMT), 7.75%, 12/1/19             1,928,078

Baa1       BBB+         365     Puerto Rico Electric Power
                                Authority, 7.125%, 7/1/14           385,955
--------------------------------------------------------------------------------
                                                              $   3,969,138
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 7.9%
--------------------------------------------------------------------------------
NR         NR        $2,550     Clintondale, MI, Community
                                Schools, 6.75%, 5/1/24        $   2,890,017

Aaa        AAA        1,000     Lake Orion, MI, School
                                District General
                                Obligations, (AMBAC),
                                7.00%, 5/1/20                     1,178,410

Aaa        AAA          450     Michigan HFA, (Detroit
                                Medical Center Obligated
                                Group), 7.50%, 8/15/11              509,580

Aaa        AAA        4,130     Michigan HFA, (MidMichigan
                                Obligated Group),
                                6.625%, 6/1/10                    4,382,012

NR         NR         1,770     Michigan Strategic
                                Environmental Research
                                Institute, 6.375%, 8/15/12        1,942,681
--------------------------------------------------------------------------------
                                                              $  10,902,700
--------------------------------------------------------------------------------

General Obligations -- 6.1%
--------------------------------------------------------------------------------
Aa2        AA+       $  500     Avondale School District,
                                MI, School Building and
                                Site, 6.75%, 5/1/14           $     541,600

Baa1       A            500     Commonwealth of Puerto
                                Rico, Public Improvement,
                                0.00%, 7/1/16                       201,335

Baa1       A            700     Commonwealth of Puerto
                                Rico, Public Improvement,
                                0.00%, 7/1/18                       251,818

Baa2       BBB+       5,295     Detroit, MI, 6.35%, 4/1/14        5,734,007

Aaa        BBB+      $  500     Detroit, MI, 6.70%, 4/1/10    $     577,515

Aa2        AA+        1,000     Mattawan, MI, Consolidated
                                Schools, 6.40%, 5/1/09            1,099,900
--------------------------------------------------------------------------------
                                                              $   8,406,175
--------------------------------------------------------------------------------

Hospitals -- 12.9%
--------------------------------------------------------------------------------
NR         BBB       $2,000     Michigan HFA, (Central
                                Michigan Community
                                Hospital), 6.25%, 10/1/27     $   2,123,820

A2         A          2,975     Michigan HFA, (Detroit
                                Medical Center Obligated
                                Group), 5.50%, 8/15/23            3,017,424

A2         A          4,000     Michigan HFA, (Detroit
                                Medical Center Obligated
                                Group), 6.25%, 8/15/13            4,294,120

Aa         AA           250     Michigan HFA, (Henry Ford
                                Continuing Care Corp.),
                                6.75%, 7/1/11                       272,510

A1         NR         9,000     Michigan HFA, (McLaren
                                Obligated Group), 4.50%,
                                10/15/21                          8,135,189
--------------------------------------------------------------------------------
                                                              $  17,843,063
--------------------------------------------------------------------------------

Housing -- 1.3%
--------------------------------------------------------------------------------
NR         AA-       $  740     Michigan HDA Rental
                                Housing, (AMT), 7.15%,
                                4/1/10                        $     793,628

NR         AA+        1,000     Michigan HDA, SFMR, (AMT),
                                6.20%, 12/1/27                    1,054,810
--------------------------------------------------------------------------------
                                                              $   1,848,438
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 12.4%
--------------------------------------------------------------------------------
Baa1       BBB       $2,000     Dickinson, MI, PCR,
                                (Champion International),
                                5.85%, 10/1/18                $   2,104,980

NR         BB-        1,000     Michigan State Strategic
                                Fund, (Credon Paper),
                                (AMT), 6.50%, 8/1/21              1,029,140

A3         A          5,970     Michigan Strategic Fund,
                                (General Motors Corp.),
                                6.20%, 9/1/20                     6,448,256

NR         BB-          110     Michigan Strategic Fund,
                                (KMart Corp.), 6.80%,
                                12/15/07                            116,410

NR         NR         3,000     Michigan Strategic Fund,
                                (S.D. Warren Co.), (AMT),
                                7.375%, 1/15/22                   3,338,550

Baa3       BBB-       2,750     Puerto Rico Port
                                Authority, (American
                                Airlines), (AMT), 6.25%,
                                6/1/26                            2,991,643

Baa3       BBB-         490     Puerto Rico Port
                                Authority, (American
                                Airlines), (AMT), 6.30%,
                                6/1/23                              524,261

                       See notes to financial statements

Michigan Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited) Principal
-------------------  Amount
          Standard   (000's
Moody's   & Poor's   omitted)   Security                           Value
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue (continued)
--------------------------------------------------------------------------------
NR        BB-        $  530     Richmond, MI, EDC, (Kmart
                                Corp.), 6.625%, 1/1/07             $    565,309
--------------------------------------------------------------------------------
                                                                   $ 17,118,549
--------------------------------------------------------------------------------

Insured-Colleges and Universities -- 5.3%
--------------------------------------------------------------------------------
Aaa       AAA        $2,870     Eastern Michigan University,
                                (FGIC), 5.50%, 6/1/27              $  2,993,611

Aaa       AAA         2,750     Ferris State University,
                                MI, (MBIA), 5.25%, 10/1/20            2,770,735

Aaa       AAA         1,000     Michigan State University-Grand
                                Valley, (MBIA), 5.25%, 10/1/17        1,016,270

Aaa       AAA           500     Western Michigan University,
                                (AMBAC), 6.50%, 7/15/21                 544,295
--------------------------------------------------------------------------------
                                                                   $  7,324,911
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 3.9%
--------------------------------------------------------------------------------
Aaa       AAA        $  300     Michigan Strategic Fund,
                                (Detroit Edison Co.),
                                (FGIC), 6.95%, 5/1/11              $    369,651

Aaa       AAA         4,000     Michigan Strategic Fund,
                                (Detroit Edison Co.),
                                (FGIC), 6.95%, 9/1/21                 4,394,799

Aaa       AAA           550     Monroe County, MI, PCR,
                                (Detroit Edison Co.), (FGIC),
                                (AMT), 7.65%, 9/1/20                    602,899
--------------------------------------------------------------------------------
                                                                   $  5,367,349
--------------------------------------------------------------------------------

Insured-General Obligations -- 14.3%
--------------------------------------------------------------------------------
Aaa       AAA        $  500     Detroit, MI, (FGIC),
                                5.50%, 4/1/16                      $    518,490

Aaa       AAA         1,000     Grand Ledge, MI, School District,
                                (MBIA), 5.375%, 5/1/24                1,021,480

Aaa       AAA         2,000     Holland, MI, School District,
                                (AMBAC), 0.00%, 5/1/17                  764,200

Aaa       AAA         2,000     Kalamazoo, MI, Public Library,
                                (MBIA), 5.40%, 5/1/14                 2,143,560

Aaa       AAA         2,000     Lincoln Park, MI, School District,
                                (FGIC), 5.00%, 5/1/20                 1,970,800

Aaa       AAA         1,500     Lincoln Park, MI, School District,
                                (FGIC), 5.90%, 5/1/26                 1,612,860

Aaa       AAA         1,750     Livonia, MI, School District,
                                (FGIC), 5.125%, 5/1/22                1,746,238

Aaa       AAA         2,610     Okemos, MI, Public Schools,
                                (MBIA), 0.00%, 5/1/16                 1,057,755

Aaa       AAA         4,740     South Redford, MI, School District,
                                (FGIC), 5.50%, 5/1/22                 4,920,593

Aaa       AAA         2,750     Ypsilanti, MI, School District,
                                (FGIC), 5.375%, 5/1/26                2,811,105

Aaa       AAA         1,150     Zeeland, MI, Public Schools,
                                (MBIA), 5.25%, 5/1/24                 1,159,971
--------------------------------------------------------------------------------
                                                                   $ 19,727,052
--------------------------------------------------------------------------------

Insured-Hospitals -- 4.6%
--------------------------------------------------------------------------------
Aaa       AAA        $2,500     Jackson, MI, HFA, (W.A.
                                Foote Memorial), (FGIC),
                                4.75%, 6/1/15                      $  2,413,875

Aaa       AAA         3,500     Kent, MI, HFA,
                                (Butterworth Health
                                System), (MBIA),
                                6.125%, 1/15/16                       3,852,170
--------------------------------------------------------------------------------
                                                                   $  6,266,045
--------------------------------------------------------------------------------

Insured-Housing -- 2.0%
--------------------------------------------------------------------------------
Aaa       AAA        $  500     Michigan HDA, (Parkway
                                Meadows Project), (FSA),
                                6.85%, 10/15/18                    $    537,710

Aaa       AAA         2,075     Michigan HDA, SFMR, (AMBAC),
                                (AMT), 6.05%, 12/1/27                 2,180,867
--------------------------------------------------------------------------------
                                                                   $  2,718,577
--------------------------------------------------------------------------------

Insured-Life Care -- 1.7%
--------------------------------------------------------------------------------
Aaa       AAA        $2,250     Michigan State HFA,
                                (Midmichigan Obligation
                                Group-Series A), (FSA),
                                5.375%, 6/1/27                     $  2,292,278
--------------------------------------------------------------------------------
                                                                   $  2,292,278
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 8.6%
--------------------------------------------------------------------------------
Aaa       AAA        $  400     Clinton Township, MI, Water
                                and Sewage System, (AMBAC),
                                4.75%, 7/1/11                      $    401,292

Aaa       AAA           400     Clinton Township, MI, Water
                                and Sewage System, (AMBAC),
                                4.75%, 7/1/12                           398,332

Aaa       AAA         7,680     Detroit City, MI, Water
                                Supply System, (FGIC),
                                4.75%, 7/1/19                         7,322,265

Aaa       AAA         3,425     Detroit City, MI, Water
                                Supply System, (FGIC),
                                6.25%, 7/1/12                         3,746,368
--------------------------------------------------------------------------------
                                                                   $ 11,868,257
--------------------------------------------------------------------------------

Life Care -- 1.9%
--------------------------------------------------------------------------------
NR        BBB        $1,500     Kalamazoo Michigan Economic
                                Development, 6.25%, 5/15/27        $  1,596,795




                       See notes to financial statements

Michigan Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                     Value
--------------------------------------------------------------------------

Life Care (continued)
--------------------------------------------------------------------------
 NR        NR       $1,000     Michigan HFA,(Presbyterian
                               Village), 6.50%, 1/1/25      $   1,079,580
--------------------------------------------------------------------------
                                                            $   2,676,375
--------------------------------------------------------------------------

Miscellaneous -- 1.2%
--------------------------------------------------------------------------
 NR        NR       $1,500     Pittsfield Township, MI,
                               EDC, (Arbor Hospice
                               Project), 7.875%, 8/15/27    $   1,583,640
--------------------------------------------------------------------------
                                                            $   1,583,640
--------------------------------------------------------------------------

Pooled Loans -- 4.6%
--------------------------------------------------------------------------
 NR        A        $1,825     Michigan Muni Bond
                               Authority Local Government
                               Loan, 6.75%, 5/1/12          $   2,042,504

 NR        A           590     Michigan Municipal Bond
                               Authority Local Government
                               Loan, 6.90%, 5/1/21                650,918

 Aa2       AA+       2,550     Michigan Municipal Bond
                               Authority Local Government
                               Loan-Qualified School,
                               6.50%, 5/1/07                    2,850,186

 Aa2       AA+         760     Michigan Municipal Parking
                               Bond Authority, 6.50%,
                               11/1/08                            845,971
--------------------------------------------------------------------------
                                                            $   6,389,579
--------------------------------------------------------------------------

Solid Waste -- 0.8%
--------------------------------------------------------------------------
 Ba1       BBB-     $1,000     Central Wayne County, MI,
                               Sanitation Authority,
                               6.50%, 7/1/07                $   1,083,400
--------------------------------------------------------------------------
                                                            $   1,083,400
--------------------------------------------------------------------------

Special Tax Revenue -- 6.9%
--------------------------------------------------------------------------
 NR        BBB+     $  250     Battle Creek, MI, Downtown
                               Development Authority Tax
                               Increment, 7.60%, 5/1/16     $     299,003

 NR        BBB+      1,315     Battle Creek, MI, Downtown
                               Development Authority Tax
                               Increment, 7.65%, 5/1/22         1,576,330

 NR        A         4,300     Detroit, MI, (Convention
                               Facility Cobo Hall
                               Expansion Project), 5.25%,
                               9/30/12/(1)/                     4,349,708

 NR        A-        3,050     Detroit, MI, Downtown Tax
                               Increment, 0.00%, 7/1/16         1,118,710

 NR        A-        2,000     Detroit, MI, Downtown Tax
                               Increment, 0.00%, 7/1/20           583,600

 A3        A         1,500     Detroit, MI, Local
                               Development Finance
                               Authority, 5.375%, 5/1/21        1,523,295
--------------------------------------------------------------------------
                                                            $   9,450,646
--------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
    (identified cost $124,442,329)                          $ 137,832,362
--------------------------------------------------------------------------
AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1998, 41.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 2.1% to 26.0%.

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Minnesota Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)



Tax-Exempt Investments -- 100.0%



Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                     Value
--------------------------------------------------------------------------

Assisted Living -- 1.7%
--------------------------------------------------------------------------
NR        NR        $ 1,000     St. Paul, MN, Housing and
                                Redevelopment, (Elder Care
                                Institute, Inc.), 8.75%,
                                11/1/24                      $ 1,171,910
--------------------------------------------------------------------------
                                                             $ 1,171,910
--------------------------------------------------------------------------

Education -- 6.3%
--------------------------------------------------------------------------
A2        NR        $ 1,000     Hopkins, MN, (Blake
                                School), 5.50%, 9/1/24       $ 1,023,890

Baa2      NR            500     Minnesota Higher Education
                                Facilities Authority, (St.
                                Mary's College), 6.15%,
                                10/1/23                          523,000

A3        NR            100     Minnesota State Higher
                                Education Facilities
                                Authority, (St. Olaf
                                College), 6.25%, 4/1/10          100,244

A3        NR            500     Minnesota State Higher
                                Education Facilities, (St.
                                John's University), 5.40%,
                                10/1/22                          511,300

A2        NR          1,100     Minnesota State Higher
                                Education Facilities,
                                (University of St.
                                Thomas), 5.40%, 4/1/22         1,123,848

A2        NR          1,000     Minnesota State Higher
                                Education Facilities,
                                (University of St.
                                Thomas), 5.40%, 4/1/23         1,020,320
--------------------------------------------------------------------------

                                                             $ 4,302,602
--------------------------------------------------------------------------

Electric Utilities -- 2.5%
--------------------------------------------------------------------------
Baa1      A         $ 1,130     Bass Brook, MN, Pollution
                                Control Revenue,
                                (Minnesota Power and
                                Light), 6.00%, 7/1/22        $ 1,182,443

A2        A             500     Northern Municipal Power
                                Agency, Minnesota Electric,
                                7.25%, 1/1/16                    523,960
--------------------------------------------------------------------------
                                                             $ 1,706,403
--------------------------------------------------------------------------

Escrowed / Prerefunded -- 3.3%
--------------------------------------------------------------------------
Aaa       AAA       $   150     Minnesota Public
                                Facilities Authority,
                                Pollution Control,
                                Prerefunded to 3/1/01,
                                6.70%, 3/1/13                $   164,504

Aaa       AAA           100     Minnesota Public
                                Facilities Authority,
                                Pollution Control,
                                Prerefunded to 3/1/99,
                                7.00%, 3/1/09                    105,504

Aaa       AAA         1,700     State of Minnesota,
                                Prerefunded to 8/1/02,
                                Variable
                                Rate, 8/1/11/(1)/              1,995,375
--------------------------------------------------------------------------
                                                             $ 2,265,383
--------------------------------------------------------------------------

General Obligations -- 7.9%
--------------------------------------------------------------------------
Aa2       NR        $ 2,500     Lakeville, MN, Independent
                                School District, 5.125%,
                                2/1/22                       $ 2,504,850

Aaa       AAA           200     Minneapolis and St. Paul,
                                MN, Airports Commission,
                                (AMT),
                                6.60%, 1/1/09                    215,972

Aaa       AAA           300     Minneapolis and St. Paul,
                                MN, Airports Commission,
                                (AMT),
                                6.60%, 1/1/10                    323,958

A1        AA-           200     St. Cloud, MN, Variable
                                Rate, 8/1/13/(1)/                227,750

Aaa       AAA         1,000     State of Minnesota,
                                5.40%, 8/1/13                  1,034,570

Aaa       AAA         1,000     State of Minnesota,
                                (Duluth Airport), (AMT),
                                6.25%, 8/1/14                  1,095,070
--------------------------------------------------------------------------
                                                             $ 5,402,170
--------------------------------------------------------------------------

Hospitals -- 15.0%
--------------------------------------------------------------------------
A         A-        $ 1,250     Minneapolis and St. Paul,
                                MN, Housing and
                                Redevelopment Authority,
                                (Group Health Plan, Inc.),
                                6.75%, 12/1/13               $ 1,380,713

A         A-            250     Minneapolis and St. Paul,
                                MN, Housing and
                                Redevelopment Authority,
                                (Group Health Plan, Inc.),
                                6.90%, 10/15/22                  276,715

NR        BBB+        2,120     Red Wing, MN, Health Care
                                Facilities, (River Region
                                Obligation Group), 6.50%,
                                9/1/22                         2,294,582

NR        AA+         2,200     Rochester, MN, Health Care
                                Facilities, (Mayo Clinic),
                                (AMT), Variable
                                Rate, 11/15/15/(1)/            2,579,500

Baa3      BBB         1,000     St. Paul, MN, Housing and
                                Redevelopment Authority,
                                (Healtheast), 6.625%,
                                11/1/17                        1,078,630

Baa3      BBB         2,500     St. Paul, MN, Housing and
                                Redevelopment Authority,
                                (Healtheast), 6.625%,
                                11/1/17                        2,696,574
--------------------------------------------------------------------------
                                                             $10,306,714
--------------------------------------------------------------------------

Housing -- 23.9%
--------------------------------------------------------------------------
NR        AAA       $   300     Coon Rapids, MN,
                                Multifamily Housing,
                                (Browns Meadow), (FHA),
                                (AMT), 6.85%, 8/1/33         $   317,757

NR        AAA         1,395     Dakota County, MN, Housing
                                and Redevelopment
                                Authority, (GNMA), 7.375%,
                                12/1/29/(2)/                   1,537,095



                      See notes to financial statements

Minnesota Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                     Value
---------------------------------------------------------------------------

Housing (continued)
---------------------------------------------------------------------------
 Aaa       NR       $   500     Eagan, MN, Multifamily
                                Revenue, (Woodridge
                                Apartments), (GNMA),
                                5.95%, 2/1/32                $   519,225

 NR        AAA          500     Eden Prairie, MN,
                                Multifamily Housing,
                                (Edendale
                                Apartments-Series A),
                                5.60%, 12/1/32                   512,140

 Aaa       NR           500     Little Canada, MN,
                                Facilities Revenue,
                                (Cedars Lakeside) (GNMA),
                                5.90%, 8/1/20                    522,645

 Aaa       NR           500     Little Canada, MN,
                                Facilities Revenue,
                                (Cedars Lakeside) (GNMA),
                                5.95%, 2/1/32                    520,485

 Aa        NR         1,200     Maplewood, MN, Multifamily
                                Housing, (Beaver Creek),
                                (FHA), 6.50%, 9/1/24           1,273,596

 NR        AAA           85     Minneapolis and St. Paul,
                                MN, Housing Finance Board,
                                SFM, (GNMA), (AMT), 7.30%,
                                8/1/31                            89,992

 Aa2       AA+          400     Minnesota State Housing
                                Finance Agency, SFM,
                                6.95%, 7/1/16                    430,312

 Aa2       AA+        3,975     Minnesota State Housing
                                Finance Agency, SFM,
                                (AMT), 6.50%, 1/1/26/(3)/      4,203,323

 Aa2       AA+        1,000     Minnesota State Housing
                                Finance Agency, SFM,
                                (AMT), 6.75%, 7/1/12           1,060,080

 Aa2       AA+          650     Minnesota State Housing
                                Finance Agency, SFM,
                                (AMT), 6.75%, 1/1/26             690,183

 Aa2       AA+        1,235     Minnesota State Housing
                                Finance Agency, SFM,
                                (AMT), 6.85%, 1/1/24           1,311,484

 Aa2       AA+          380     Minnesota State Housing
                                Finance Agency, SFM,
                                (AMT), 7.05%, 7/1/22             399,099

 Aa        NR         1,250     St. Louis Park, MN,
                                Multifamily Revenue,
                                (Knollwood Apartments),
                                (FHA), 6.25%, 12/1/28          1,310,700

 Aaa       NR         1,685     St. Paul, MN, Housing and
                                Redevelopment Authority,
                                Multifamily Housing,
                                (Cliffe Apartments),
                                (GNMA), 6.00%, 1/1/31          1,747,362
---------------------------------------------------------------------------
                                                             $16,445,478
---------------------------------------------------------------------------

Industrial Development Revenue/Pollution
Control Revenue -- 7.7%
---------------------------------------------------------------------------
 NR        A-       $ 1,000     Cloquet, MN, Pollution
                                Control Revenue, (Potlach
                                Corp.), 5.90%, 10/1/26       $ 1,062,500

 NR        A-       $   750     Minneapolis, MN, Community
                                Development Agency,
                                6.00%, 6/1/11                $   778,800

 NR        A-           100     Minneapolis, MN, Community
                                Development Agency,
                                7.35%, 12/1/09                   106,395

 NR        A-         1,250     Minneapolis, MN, Community
                                Development Agency,
                                7.40%, 12/1/21                 1,328,513

 NR        A-         1,605     Minneapolis, MN, Community
                                Development Agency, (AMT),
                                6.80%, 12/1/24                 1,743,672

 NR        A-           300     Minneapolis, MN, Community
                                Development Agency,
                                (Firemans Ins.), 6.40%,
                                12/1/04                          310,899
---------------------------------------------------------------------------
                                                             $ 5,330,779
---------------------------------------------------------------------------

Insured-Electric Utilities -- 15.1%
---------------------------------------------------------------------------
 Aaa       AAA      $ 1,050     Northern Municipal Power
                                Agency, (AMBAC), 5.30%,
                                1/1/21                       $ 1,070,423

 Aaa       AAA          300     Northern Municipal Power
                                Agency, (AMBAC), 6.00%,
                                1/1/19                           305,379

 Aaa       AAA          700     Northern Municipal Power
                                Agency, (FSA), 5.40%,
                                1/1/16/(4)/                      719,110

 Aaa       AAA        3,000     Southern Minnesota
                                Municipal Power Agency,
                                (MBIA), 0.00%, 10/1/21           945,900

 Aaa       AAA       10,000     Southern Minnesota
                                Municipal Power Agency,
                                (MBIA), 0.00%, 1/1/25          2,572,300

 Aaa       AAA        9,880     Southern Minnesota
                                Municipal Power Agency,
                                (MBIA), 0.00%, 1/1/26          2,408,546

 Aaa       AAA        4,800     Southern Minnesota
                                Municipal Power Agency,
                                (MBIA), 0.00%, 1/1/27          1,112,160

 Aaa       AAA          450     Southern Minnesota
                                Municipal Power Agency,
                                (MBIA), 5.00%, 1/1/12            454,698

 Aaa       AAA          300     Southern Minnesota
                                Municipal Power Agency,
                                (MBIA), (AMT), Variable
                                Rate, 1/1/18/(1)/                323,250

 Aaa       AAA          510     Western Minnesota
                                Municipal Power Agency,
                                (MBIA), 5.50%, 1/1/15            510,209
---------------------------------------------------------------------------
                                                             $10,421,975
---------------------------------------------------------------------------

                       See notes to financial statements

Minnesota Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                     Value
---------------------------------------------------------------------------

Insured-General Obligations -- 2.2%
---------------------------------------------------------------------------
 Aaa       AAA      $ 1,330     St. Francis, MN,
                                Independent School
                                District No. 15, (FGIC),
                                6.35%, 2/1/12                $ 1,510,268
---------------------------------------------------------------------------
                                                             $ 1,510,268
---------------------------------------------------------------------------

Insured-Hospitals -- 3.5%
---------------------------------------------------------------------------
 Aaa       AAA      $   100     Minneapolis and St. Paul,
                                MN, Health Care Systems,
                                (Health One), (MBIA),
                                7.40%, 8/15/11               $   109,461

 Aaa       AAA          250     Minneapolis, MN, Hospital
                                Revenue, (Fairview
                                Hospital), (MBIA),
                                6.50%, 1/1/11                    272,823

 Aaa       AAA          450     Minnesota Agricultural and
                                Economic Development,
                                (Fairview Hospital),
                                (MBIA), 5.75%, 11/15/26          481,829

 Aaa       AAA          450     Plymouth, MN, Health
                                Facilities, (Westhealth),
                                (CGIC), 6.25%, 6/1/16            497,646

 Aaa       AAA        1,000     St. Louis Park, MN, Health
                                Care Facilities, (AMBAC),
                                Variable Rate, 7/1/13/(1)/     1,036,250
---------------------------------------------------------------------------
                                                             $ 2,398,009
---------------------------------------------------------------------------

Insured-Housing -- 2.4%
---------------------------------------------------------------------------
 Aaa       AAA      $ 1,500     SCA MFMR Receipts,
                                Burnsville, MN, (FSA),
                                7.10%, 1/1/30                $ 1,645,095
---------------------------------------------------------------------------
                                                             $ 1,645,095
---------------------------------------------------------------------------

Insured-Special Tax Revenue -- 4.5%
---------------------------------------------------------------------------
 Aaa       AAA      $ 3,000     St. Paul, MN, Housing and
                                Redevelopment Authority,
                                (Civic Center), (MBIA),
                                5.45%, 11/1/13               $ 3,116,129
---------------------------------------------------------------------------
                                                             $ 3,116,129
---------------------------------------------------------------------------

Lease Revenue/
Certificates of Participation -- 3.3%
---------------------------------------------------------------------------
 Baa1      NR       $   350     Cambridge, MN, Economic
                                Development Authority,
                                6.25%, 2/1/14                $   364,151

 Aa2       AA         1,770     Hennepin County, MN,
                                6.80%, 5/1/17/(2)/             1,925,087
---------------------------------------------------------------------------
                                                             $ 2,289,238
---------------------------------------------------------------------------

Solid Waste -- 0.7%
---------------------------------------------------------------------------
 Aa3       A-1+     $   450     Anoka County, MN, Solid
                                Waste Disposal, National
                                Rural Utility, (AMT),
                                6.95%, 12/1/08               $   484,038
---------------------------------------------------------------------------
                                                             $   484,038
---------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $62,345,476)                            $68,796,191
---------------------------------------------------------------------------
AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1998, 27.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 2.0% to 18.0% of total investments.

/(1)/ Security has been issued as an inverse floater bond.
/(2)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
/(3)/ Security has been segregated to cover when-issued securities.
/(4)/ When-issued security.

                       See notes to financial statements

New Jersey Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------

Assisted Living -- 2.9%
--------------------------------------------------------------------------
 A2        A+       $ 1,455     New Jersey EDA, 7.05%,
                                3/1/16                      $  1,488,130

 NR        NR         3,750     New Jersey EDA, (Chelsea
                                at East Brunswick
                                Project), (AMT),
                                8.25%, 10/1/20                 4,181,213

 NR        NR         3,630     New Jersey EDA, (Forsgate
                                Project), (AMT),
                                8.625%, 6/1/25                 4,176,678
--------------------------------------------------------------------------
                                                            $  9,846,021
--------------------------------------------------------------------------

Cogeneration -- 4.2%
--------------------------------------------------------------------------
 NR        BB+      $12,750     New Jersey EDA, (Vineland
                                Cogeneration), (AMT),
                                7.875%, 6/1/19              $ 14,078,294
--------------------------------------------------------------------------
                                                            $ 14,078,294
--------------------------------------------------------------------------

Education -- 2.9%
--------------------------------------------------------------------------
 Baa1      BBB+     $ 2,480     New Jersey Education
                                Facilities Authority,
                                (Seton Hall Univ.),
                                7.00%, 7/1/21               $  2,677,507

 NR        NR         8,800     New Jersey Higher
                                Educational Student Loan
                                Bonds, (AMT), 0.00%,
                                7/1/10                         3,416,512

 Aaa       AAA        1,000     New Jersey State
                                Educational Facilities
                                Authority, (Princeton
                                Theological), 5.00%,
                                7/1/22                         1,002,550

 A1        AAA        2,500     Rutgers, The State
                                University of New Jersey,
                                6.85%, 5/1/21                  2,758,800
--------------------------------------------------------------------------
                                                            $  9,855,369
--------------------------------------------------------------------------

Electric Utilities -- 3.8%
--------------------------------------------------------------------------
 NR        BBB      $   100     Guam Power Authority,
                                5.25%, 10/1/13              $    100,494

 NR        BBB          750     Guam Power Authority,
                                5.25%, 10/1/23                   747,848

 NR        BBB        3,000     Guam Power Authority,
                                6.75%, 10/1/24                 3,364,830

 Baa1      BBB+       6,500     Puerto Rico Electric
                                Power Authority, 0.00%,
                                7/1/17                         2,463,045

 Baa1      BBB+       2,000     Puerto Rico Electric
                                Power Authority, 0.00%,
                                7/1/17                           752,140

 NR        NR         4,905     Virgin Islands Water and
                                Power Authority, 7.40%,
                                7/1/11                         5,387,554
--------------------------------------------------------------------------
                                                            $ 12,815,911
--------------------------------------------------------------------------

Escrowed/Prerefunded -- 3.0%
--------------------------------------------------------------------------
 Aaa       A+       $ 1,000     New Jersey EDA,
                                Performing Arts Center,
                                Prerefunded to 6/15/01,
                                6.75%, 6/15/12              $  1,104,630

 Aaa       AAA        1,155     New Jersey Educational
                                Facilities Authority,
                                (Seton Hall University),
                                Prerefunded to 7/1/99,
                                6.85%, 7/1/19                  1,226,864

 Aa2       AAA        1,205     New Jersey Health Care
                                Facilities Financing
                                Authority, (Barnert
                                Hospital), Prerefunded to
                                8/1/01, 6.80%, 8/1/19          1,321,005

 Aaa       AA         1,040     New Jersey Wastewater
                                Treatment Trust,
                                Prerefunded to 5/15/98,
                                7.25%, 5/15/08                 1,071,470

 NR        AA           920     New Jersey Wastewater
                                Treatment Trust,
                                Prerefunded to 6/15/00,
                                6.875%, 6/15/09                  998,789

 NR        AA           230     New Jersey Wastewater
                                Treatment Trust,
                                Prerefunded to 6/15/00,
                                7.00%, 6/15/10                   250,288

 Aaa       AAA          870     Newark, NJ, (AMBAC),
                                Prerefunded to 10/1/99,
                                7.375%, 10/1/07                  937,164

 NR        NR         2,000     Passaic County, NJ,
                                Prerefunded to 9/1/99,
                                6.70%, 9/1/13                  2,126,320

 A3        AA-        1,000     University of Medicine
                                and Dentistry,
                                Prerefunded to 12/1/99,
                                7.20%, 12/1/19                 1,078,770
--------------------------------------------------------------------------
                                                            $ 10,115,300
--------------------------------------------------------------------------

General Obligations -- 4.2%
--------------------------------------------------------------------------
 Baa1      A        $ 1,400     Commonwealth of Puerto
                                Rico, Public Improvement,
                                0.00%, 7/1/18               $    503,636

 NR        BBB        9,745     Government of Guam,
                                5.40%, 11/15/18                9,886,399

 Aa2       NR         3,000     Mercer County Improvement
                                Authority, 0.00%, 4/1/10       1,710,570

 NR        BBB          400     Puerto Rico (Guaynabo
                                Municipal Government
                                Center Lease), 5.625%,
                                7/1/22                           410,608

 NR        A+         1,500     The Hudson County
                                Improvement Authority,
                                6.625%, 8/1/25                 1,634,550
--------------------------------------------------------------------------
                                                            $ 14,145,763
--------------------------------------------------------------------------

Hospitals -- 12.7%
--------------------------------------------------------------------------
 Baa2      NR       $ 5,250     Camden County, NJ,
                                Improvement Authority
                                Revenue, (Cooper Health
                                System), 6.00%, 2/15/27     $  5,502,578


                       See notes to financial statements

New Jersey Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------------

Hospitals (continued)
--------------------------------------------------------------------------------
A3        A-        $ 2,300     New Jersey Health Care
                                Facilities Financing
                                Authority, (Atlantic City
                                Medical Center), 6.80%,
                                7/1/11                      $  2,543,639

Baa2      NR          5,875     New Jersey Health Care
                                Facilities Financing
                                Authority, (Deborah Heart
                                and Lung Center),
                                6.30%, 7/1/23                  6,259,695

Baa1      NR          4,000     New Jersey Health Care
                                Facilities Financing
                                Authority, (Southern
                                Ocean County Hospital),
                                6.25%, 7/1/23                  4,266,320

Aa2       AAA         9,585     New Jersey Health Care
                                Facilities Financing
                                Authority, (St.
                                Elizabeth's Hospital),
                                6.80%, 8/1/19                 10,326,111

Baa1      A-         2,500      New Jersey Health Care
                                Facilities, (Capital
                                Health Systems),
                                5.25%, 7/1/17                  2,493,850

Baa1      A-         1,250      New Jersey Health Care
                                Facilities, (Capital
                                Health Systems), 5.125%,
                                7/1/12                         1,244,900

Baa2      BBB        5,400      New Jersey Health Care
                                Facilities, (Capital
                                Health Systems),
                                6.00%, 7/1/27                  5,684,958

Baa1      A-         1,750      New Jersey Health Care
                                Facilities, (Capital
                                Health Systems),
                                5.25%, 7/1/27                  1,734,373

NR        BBB+       2,720      New Jersey Health Care
                                Facilities, (Holy Name
                                Hospital), 6.00%, 7/1/25       2,863,534
--------------------------------------------------------------------------------
                                                            $ 42,919,958
--------------------------------------------------------------------------------

Housing -- 2.6%
--------------------------------------------------------------------------------
NR        AAA      $ 2,000      New Jersey Housing and
                                Mortgage Finance Agency,
                                (Presidential Plaza),
                                (FHA), 6.95%, 5/1/13        $  2,175,020

NR        AAA        3,700      New Jersey Housing and
                                Mortgage Finance Agency,
                                (Presidential Plaza),
                                (FHA), 7.00%, 5/1/30           4,030,077

NR        A+         1,000      New Jersey Housing and
                                Mortgage Finance Agency,
                                Rental Housing, (AMT),
                                7.10%, 5/1/22                  1,066,670

NR        A+         1,250      New Jersey Housing
                                Finance Agency, 7.25%,
                                11/1/22                        1,321,338

Aaa       AAA          190      Puerto Rico Housing
                                Finance Corp., Single
                                Family Mortgage Revenue,
                                (GNMA), 6.85%, 10/15/23          202,284
--------------------------------------------------------------------------------
                                                            $  8,795,389
--------------------------------------------------------------------------------

Industrial Development Revenue/Pollution
Control Revenue -- 7.6%
--------------------------------------------------------------------------------
NR        NR       $ 4,000      Middlesex County
                                Pollution Control
                                Financing Authority,
                                (Amerada Hess Corp.),
                                6.875%, 12/1/22             $  4,389,840

NR        NR         2,000      Middlesex County
                                Pollution Control
                                Financing Authority,
                                (Amerada Hess Corp.),
                                7.875%, 6/1/22                 2,321,180

NR        NR         5,640      New Jersey EDA, (777
                                Pattison Ave., Inc.),
                                8.95%, 12/15/18                6,323,681

Aa1       NR         3,000      New Jersey EDA, (Garden
                                State Paper Co.), 7.125%,
                                4/1/22                         3,325,350

Baa1      BBB+       2,135      New Jersey EDA, (GATX
                                Terminals Corp.), 7.30%,
                                9/1/19                         2,444,831

NR        NR         1,500      New Jersey EDA, (Holt
                                Hauling and Warehousing
                                System, Inc.), 7.90%,
                                3/1/27                         1,701,960

NR        NR         1,160      New Jersey EDA, (National
                                Association of Accountants),
                                7.65%, 7/1/09                  1,247,731

NR        NR         2,000      New Jersey EDA, (The
                                Seeing Eye, Inc.), 7.30%,
                                4/1/11                         2,137,420

NR        BBB-       1,725      New Jersey EDA, (Trigen
                                Trenton), (AMT), 6.20%,
                                12/1/07                        1,830,501
--------------------------------------------------------------------------------
                                                            $ 25,722,494
--------------------------------------------------------------------------------

Insured-Education -- 0.3%
--------------------------------------------------------------------------------
Aaa       AAA      $   845      New Jersey Educational
                                Facilities Authority,
                                (Seton Hall University),
                                (BIGI), 6.85%, 7/1/19       $    894,821
--------------------------------------------------------------------------------
                                                            $    894,821
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 0.4%
--------------------------------------------------------------------------------
Aaa       AAA      $ 1,150      New Jersey EDA, New
                                Jersey American Water
                                Co., (AMT) (FGIC),
                                6.875%, 11/1/34             $  1,312,150
--------------------------------------------------------------------------------
                                                            $  1,312,150
--------------------------------------------------------------------------------

Insured-General Obligations -- 1.2%
--------------------------------------------------------------------------------
Aaa       AAA      $ 3,815      Middletown Township, NJ,
                                Board of Education,
                                (MBIA), 5.80%, 8/1/23       $  4,047,486
--------------------------------------------------------------------------------
                                                            $  4,047,486
--------------------------------------------------------------------------------

                       See notes to financial statements

New Jersey Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------

Insured-Hospitals -- 3.7%
--------------------------------------------------------------------------
 Aaa       AAA      $ 3,750     New Jersey EDA, (Clara
                                Mass Health Systems),
                                (FSA), 5.00%, 7/1/25        $  3,683,925

 Aaa       NR         4,250     New Jersey EDA,
                                (Hillcrest Health
                                Services), (AMBAC),
                                0.00%, 1/1/19                  1,497,190

 Aaa       NR         3,000     New Jersey EDA,
                                (Hillcrest Health
                                Services), (AMBAC),
                                0.00%, 1/1/21                    956,520

 Aaa       NR        10,620     New Jersey EDA, (St.
                                Barnabas Project),
                                (MBIA), 0.00%, 7/1/26          2,558,889

 Aaa       AAA        1,570     New Jersey Health Care
                                Facilities Financing
                                Authority, (Cathedral
                                Health Services) (MBIA),
                                7.25%, 2/15/21                 1,727,330

 Aaa       AAA        2,000     New Jersey Health Care
                                Facilities Financing
                                Authority, (Hackensack
                                Medical Center) (FGIC),
                                6.25%, 7/1/21                  2,121,400
--------------------------------------------------------------------------
                                                            $ 12,545,254
--------------------------------------------------------------------------

Insured-Housing -- 0.8%
--------------------------------------------------------------------------
 Aaa       AAA      $ 1,070     New Jersey Housing and
                                Mortgage Finance Agency,
                                (AMT) (MBIA), 7.70%,
                                10/1/29                     $  1,122,120

 Aaa       AAA        1,620     Pennsauken Township,
                                Housing Finance Corp.,
                                (MBIA), 8.00%, 4/1/11          1,689,692
--------------------------------------------------------------------------
                                                            $  2,811,812
--------------------------------------------------------------------------

Insured-Lease Revenue/Certificates of
Participation -- 4.0%
--------------------------------------------------------------------------
 Aaa       AAA      $ 3,900     County of Atlantic, NJ,
                                Public Facilities Lease
                                Agreement, (FGIC), 6.00%,
                                3/1/13                      $  4,447,872

 Aaa       AAA        1,750     Hudson County, NJ,
                                Correctional Facility,
                                (MBIA), 6.50%, 12/1/11         1,917,423

 Aaa       AAA        2,500     Hudson County, NJ,
                                Improvement Authority,
                                Secondary Yield Curve
                                Notes, (FGIC) Variable
                                Rate, 12/1/25/(1)/             2,915,625

 Aaa       AAA        1,800     Middlesex County, NJ,
                                Certificates of
                                Participation, (MBIA),
                                6.125%, 2/15/19                1,961,262

 Aaa       AAA        2,020     University of Medicine
                                and Dentistry,
                                Certificates of
                                Participation, (MBIA),
                                6.75%, 12/1/09                 2,150,654
--------------------------------------------------------------------------
                                                            $ 13,392,836
--------------------------------------------------------------------------

Insured-Transportation -- 5.0%
--------------------------------------------------------------------------
 NR        AAA      $ 5,000     New Jersey Turnpike
                                Authority, "RITES"
                                (MBIA), Variable
                                Rate, 1/1/16/(1)/           $  6,931,250

 Aaa       AAA        7,450     New Jersey Turnpike
                                Authority, (MBIA), 6.50%,
                                1/1/16                         8,915,266

 Aaa       AAA        1,000     New Jersey Turnpike
                                Authority, (MBIA), 6.50%,
                                1/1/16                         1,196,680
--------------------------------------------------------------------------
                                                            $ 17,043,196
--------------------------------------------------------------------------

Insured-Water and Sewer -- 1.2%
--------------------------------------------------------------------------
 Aaa       NR       $ 1,000     Bayonne, NJ, Municipal
                                Utilities Authority Water
                                System, (MBIA), 5.00%,
                                1/1/17                      $    993,910

 Aaa       AAA        2,500     Middlesex County
                                Utilities Authority,
                                (MBIA), Variable
                                Rate, 8/15/10/(1)/             2,924,950
--------------------------------------------------------------------------
                                                            $  3,918,860
--------------------------------------------------------------------------

Lease Revenue/
Certificates of Participation -- 3.9%
--------------------------------------------------------------------------
 Baa1      A-       $   720     County of Atlantic, NJ,
                                Public Facilities Lease
                                Agreement, 8.875%, 1/15/14  $  1,008,922

 Baa1      A-           785     County of Atlantic, NJ,
                                Public Facilities Lease
                                Agreement, 8.875%, 1/15/15     1,106,897

 Aa        AA-        2,000     Mercer County Improvement
                                Authority, (Richard J.
                                Hughes Justice), 6.05%,
                                1/1/15                         2,002,980

 Aa        AA-        1,500     Mercer County Improvement
                                Authority, (Richard J.
                                Hughes Justice), 6.05%,
                                1/1/16                         1,502,235

 Aa        AA-        1,500     Mercer County Improvement
                                Authority, (Richard J.
                                Hughes Justice), 6.05%,
                                1/1/17                         1,502,235

 Aa2       AA-        2,591     New Jersey Building
                                Authority, (Garden State
                                Savings Bonds), 0.00%,
                                6/15/10                        1,463,423

 A1        A+         5,500     New Jersey EDA, Economic
                                Recovery Fund, 0.00%,
                                3/15/13                        2,602,105

 A1        A+         1,650     New Jersey EDA, State
                                Contract, 0.00%, 9/15/09         965,861


                       See notes to financial statements

New Jersey Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------

Lease Revenue/
Certificates of Participation (continued)
--------------------------------------------------------------------------
 A1        NR       $ 1,000     Township of Bedminster,
                                NJ, Board of Education,
                                7.125%, 9/1/10              $  1,104,140
--------------------------------------------------------------------------
                                                            $ 13,258,798
--------------------------------------------------------------------------

Life Care -- 2.3%
--------------------------------------------------------------------------
 NR        NR       $   615     New Jersey EDA, (Cadbury
                                Corp.), 7.50%, 7/1/21       $    656,685

 NR        NR         2,000     New Jersey EDA, (Cadbury
                                Corp.), 8.00%, 7/1/15          2,169,260

 NR        NR           300     New Jersey EDA, (Cadbury
                                Corp.), 8.70%, 7/1/07            329,340

 NR        NR         4,000     New Jersey EDA, (Keswick
                                Pines Project), 8.75%,
                                1/1/24                         4,632,120
--------------------------------------------------------------------------
                                                            $  7,787,405
--------------------------------------------------------------------------

Nursing Homes -- 1.3%
--------------------------------------------------------------------------
 NR        NR       $ 1,400     New Jersey EDA,
                                (Claremont Health System,
                                Inc.), 9.10%, 9/1/22        $  1,603,364

 NR        NR         2,500     New Jersey EDA, (Victoria
                                Health Corp.), 7.65%,
                                1/1/14                         2,741,825
--------------------------------------------------------------------------
                                                            $  4,345,189
--------------------------------------------------------------------------

Solid Waste -- 0.5%
--------------------------------------------------------------------------
 NR        BB       $ 1,750     Union County, NJ,
                                Utilities Authority,
                                (AMT), 7.20%, 6/15/14       $  1,761,848
--------------------------------------------------------------------------
                                                            $  1,761,848
--------------------------------------------------------------------------

Special Tax Revenue -- 11.3%
--------------------------------------------------------------------------
 NR        NR       $ 7,600     New Jersey Sports and
                                Exposition Authority,
                                (Monmouth Park Project),
                                8.00%, 1/1/25/(2)/          $  8,699,948

 Baa1      A          6,100     Puerto Rico Highway and
                                Transportation Authority,
                                5.00%, 7/1/36                  6,079,077

 Baa1      A          7,825     Puerto Rico Highway and
                                Transportation Authority,
                                5.50%, 7/1/36                  8,321,262

 NR        NR        13,350     Virgin Islands Public
                                Finance Authority, 7.25%,
                                10/1/18                       15,030,097
--------------------------------------------------------------------------
                                                            $ 38,130,384
--------------------------------------------------------------------------

Transportation -- 18.0%
--------------------------------------------------------------------------
 NR        BBB      $ 1,400     Guam Airport Authority,
                                6.50%, 10/1/23              $  1,537,452

 NR        BBB        2,000     Guam Airport Authority,
                                (AMT), 6.70%, 10/1/23          2,202,360

 Aa3       A+         3,500     New Jersey Turnpike
                                Authority, 5.00%, 6/15/17      3,491,180

 A1        AA-       19,000     Port Authority of New
                                York and New Jersey,
                                6.125%, 6/1/24                22,108,969

 A1        AA-        4,750     Port Authority of New
                                York and New Jersey,
                                (AMT), 6.25%, 1/15/27          5,033,100

 Baa3      BBB-       5,100     Port Authority of New
                                York and New Jersey,
                                (Delta Airlines), 6.95%,
                                6/1/08                         5,611,479

 NR        NR         5,000     Port Authority of New
                                York and New Jersey,
                                (KIAC), 6.75%, 10/1/19         5,585,550

 Baa3      BBB-       2,250     Puerto Rico Port
                                Authority, (American
                                Airlines), (AMT), 6.25%,
                                6/1/26                         2,447,708

 Baa3      BBB-       5,550     Puerto Rico Port
                                Authority, (American
                                Airlines), (AMT), 6.30%,
                                6/1/23                         5,938,056

 NR        BBB        1,520     South Jersey
                                Transportation Authority,
                                6.15%, 1/1/22                  1,628,209

 A1        AA-        5,000     The Port Authority of New
                                York and New Jersey,
                                5.375%, 3/1/28                 5,314,200
--------------------------------------------------------------------------
                                                            $ 60,898,263
--------------------------------------------------------------------------

Water and Sewer -- 2.2%
--------------------------------------------------------------------------
 A1        AA-      $ 2,000     Gloucester County
                                Utilities Authority,
                                6.50%, 1/1/21               $  2,154,500

 A3        A          4,500     New Jersey EDA,
                                Elizabethtown Water
                                Revenue, (AMT),
                                6.70%, 8/1/21                  4,841,325

 Aa2       AA            80     New Jersey Wastewater
                                Treatment Trust, 6.875%,
                                6/15/09                           87,167

 Aa2       AA            20     New Jersey Wastewater
                                Treatment Trust, 7.00%,
                                6/15/10                           21,848

 Aa3       AA           360     New Jersey Wastewater
                                Treatment Trust, 7.25%,
                                5/15/08                          370,742
--------------------------------------------------------------------------
                                                            $  7,475,582
--------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $302,127,280)                          $337,918,383
--------------------------------------------------------------------------

                       See notes to financial statements

New Jersey Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1998, 16.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 0.6% to 11.1% of total investments.

/(1)/ Security has been issued as an inverse floater bond.
/(2)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Pennsylvania Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------

Assisted Living -- 3.8%
--------------------------------------------------------------------------
 NR        NR       $ 2,680     Chester, PA, IDA, (Senior
                                Life Choice of Paoli, L.P.),
                                8.05%, 1/1/24               $  2,977,748

 NR        NR         5,000     Chester, PA, Industrial
                                Development Authority, IDA,
                                (Senior Life Choice
                                of Kimberton) (AMT),
                                8.50%, 9/1/25                  5,724,000

 NR        NR         5,000     Delaware, PA, IDA,
                                (Senior Quarters Project)
                                (AMT), 8.625%, 9/1/25          5,744,750
--------------------------------------------------------------------------
                                                            $ 14,446,498
--------------------------------------------------------------------------

Cogeneration -- 3.3%
--------------------------------------------------------------------------
 NR        NR       $12,000     Pennsylvania Economic
                                Development Authority,
                                EDA, (Northampton
                                Generation Project)
                                (AMT), 6.50%, 1/1/13        $ 12,680,159
--------------------------------------------------------------------------
                                                            $ 12,680,159
--------------------------------------------------------------------------

Colleges and Universities -- 3.4%
--------------------------------------------------------------------------
 NR        AAA      $ 2,000     Lehigh, PA, (Allentown
                                College of St. Francis),
                                6.75%, 12/15/12             $  2,180,080

 NR        BBB-       1,100     Lehigh, PA, (Cedar Crest
                                College), 6.70%, 4/1/26        1,201,464

 NR        BBB-       3,000     Pennsylvania HEFA,
                                (Gwynedd-Mercy College),
                                5.60%, 11/1/22/(1)/            3,014,160

 NR        BBB+       2,000     Pennsylvania Higher
                                Educational Facilities
                                Authority, HEFA,
                                5.90%, 1/1/27                  2,089,980

 NR        A-         4,225     Scranton-Lackawanna, PA,
                                (University of Scranton),
                                6.40%, 3/1/07                  4,553,959
--------------------------------------------------------------------------
                                                            $ 13,039,643
--------------------------------------------------------------------------

Electric Utilities -- 2.6%
--------------------------------------------------------------------------
 Baa3      BB-      $   500     Beaver, PA, IDA, (Ohio
                                Edison Co.), 7.75%, 9/1/24  $    528,460

 Baa1      BBB+       3,250     Delaware, PA, IDA,
                                (Philadelphia Electric
                                Co.), 7.375%, 4/1/21           3,552,803

 Baa2      BBB+       4,070     Montgomery, PA, IDA,
                                (Philadelphia Electric
                                Co.) (AMT), 7.60%, 4/1/21      4,442,690

 NR        NR         1,445     Virgin Islands Water and
                                Power Authority, 7.40%,
                                7/1/11                         1,587,159
--------------------------------------------------------------------------
                                                            $ 10,111,112
--------------------------------------------------------------------------

Escrowed/Prerefunded -- 8.0%
--------------------------------------------------------------------------
 Aaa       AAA      $ 5,600     Berks, PA, General
                                Obligations, (FGIC),
                                Variable
                                Rate, 11/10/20/(2)/         $  6,846,000

 NR        A          2,000     Chester Upland, PA,
                                School District, 6.375%,
                                9/1/21                         2,187,940

 Aaa       NR         1,750     Chester, PA, HEFA, (Bryn
                                Mar Hospitals), 6.75%,
                                7/1/14                         1,968,313

 NR        NR         4,475     Hazelton Luzerne, PA
                                (Saint Joseph Medical
                                Center), 8.375%, 7/1/12        5,367,002

 NR        A-         1,000     Pennsylvania HEFA,
                                (Elizabeth College),
                                7.25%, 6/15/11                 1,117,570

 Baa2      NR         4,115     Somerset, PA, (Community
                                Hospital Project), 6.75%,
                                3/1/11                         4,523,661

 Aaa       AAA        4,845     Westmoreland, PA,
                                Municipal Authority,
                                (FGIC), 0.00%, 8/15/19         1,616,873

 Aaa       AAA        5,400     Westmoreland, PA,
                                Municipal Authority,
                                (FGIC), 0.00%, 8/15/20         1,666,170

 Aaa       AAA        5,880     Westmoreland, PA,
                                Municipal Authority,
                                (FGIC), 0.00%, 8/15/20         1,864,783

 NR        NR         2,750     Wilkins Area, PA, IDA,
                                (Fairview Extended Care),
                                10.25%, 1/1/21                 3,285,700

 Aaa       AAA          500     York, PA, Hospital
                                Authority, (AMBAC),
                                7.00%, 7/1/21                    549,615
--------------------------------------------------------------------------
                                                            $ 30,993,627
--------------------------------------------------------------------------

General Obligations -- 1.9%
--------------------------------------------------------------------------
 Baa1      A        $ 1,000     Commonwealth of Puerto
                                Rico, 4.50%, 7/1/23         $    916,350

 NR        A          3,000     Dauphin, PA, 6.90%, 6/1/26     3,198,060

 A1        A+         2,050     Lower Providence
                                Township, PA, Sewer
                                Authority, 6.75%, 5/1/22       2,261,130

 Aa3       AAA          465     Pennsylvania, 6.75%, 1/1/07      506,571

 Aa3       AAA          500     Pennsylvania, 6.75%, 1/1/08      544,700
--------------------------------------------------------------------------
                                                            $  7,426,811
--------------------------------------------------------------------------

                       See notes to financial statements

Pennsylvania Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  ommitted)   Security                          Value
--------------------------------------------------------------------------------

Hospitals -- 15.2%
--------------------------------------------------------------------------------
A3        NR       $ 5,330      Allegheny County, PA,
                                Hospital Development
                                Authority, HDA,
                                5.75%, 5/15/27                    $  5,535,951

NR        AAA        2,330      Allegheny, PA, Industrial
                                Development Authority,
                                (Presbyterian Medical Center),
                                6.75%, 2/1/26                        2,570,293

Baa       BBB        2,000      Dauphin, PA, (Community General
                                Osteopathic Hospital),
                                7.375%, 6/1/16                       2,198,760

NR        BBB        1,150      Horizon Hospital Systems
                                Authority, PA, 6.35%, 5/15/26        1,237,630

A         NR         2,670      Indiana, PA, (Indiana Hospital),
                                7.125%, 7/1/23                       2,953,207

A3        A          3,250      Lehigh, PA, (Muhlenberg Hospital),
                                6.60%, 7/15/22                       3,511,658

NR        BBB-       3,500      McKean, PA, (Bradford Hospital),
                                6.00%, 10/1/13                       3,626,385

A3        A-         2,550      Monroeville, PA, (Forbes Health
                                System), 6.25%, 10/1/15              2,741,199

Baa2      NR         1,375      Montgomery, PA, (Montgomery
                                Hospital Medical Center),
                                6.60%, 7/1/10                        1,491,724

NR        BBB+       2,615      Montgomery, PA, (Pottstown
                                Medical Center),
                                6.875%, 11/15/20                     2,825,560

A         BBB+       8,500      Pennsylvania Hospital and Higher
                                Education, (Albert Einstein Medical
                                Center), 7.625%, 4/1/11              8,966,395

A3        A            500      Pennsylvania Hospital and Higher
                                Education, (Allegheny General
                                Hospital), 7.25%, 9/1/17               554,445

B2        BB         7,115      Pennsylvania Hospital and Higher
                                Education, (Graduate Health
                                System), 7.25%, 7/1/18               7,239,584

B2        BB         5,625      Philadelphia, PA, (Graduate Health
                                System), 6.625%, 7/1/21              5,575,050

A3        NR         7,000      Washington, PA, (Monongahela
                                Valley Hospital),
                                6.75%, 12/1/08                       7,658,630
--------------------------------------------------------------------------------
                                                                  $ 58,686,471
--------------------------------------------------------------------------------

Housing -- 6.1%
--------------------------------------------------------------------------------
Aaa       NR       $ 1,950      Allegheny, PA, SFMR, (GNMA),
                                7.15%, 6/1/17                     $  2,046,272

NR        AAA        2,885      Allegheny, PA, SFMR, (Ladies
                                Grand Army) (FHA),
                                6.35%, 10/1/36                       3,115,079

Aa2       AA+        2,000      Pennsylvania HFA, SFMR, (AMT),
                                6.15%, 10/1/27                       2,103,820

Aa        AA+        8,350      Pennsylvania HFA, SFMR, (AMT),
                                7.50%, 10/1/25                       9,127,217

Aa2       AA         1,000      Pennsylvania Housing and Finance
                                Authority, HFA, (AMT), Variable
                                Rate, 10/1/23/(2)/                   1,147,500

A1        AAA        1,000      Urban Redevelopment Authority
                                of Pittsburgh Mortgage,
                                7.125%, 4/1/15                       1,053,540

Aa2       AAA          265      Urban Redevelopment Authority
                                of Pittsburgh Mortgage,
                                7.45%, 4/1/10                          281,173

Aa2       AAA        3,385      Urban Redevelopment Authority
                                of Pittsburgh Mortgage, (AMT),
                                7.10%, 4/1/24                        3,665,041

A1        AAA        1,055      Urban Redevelopment Authority
                                of Pittsburgh Mortgage, (AMT),
                                7.40%, 4/1/24                        1,116,306
--------------------------------------------------------------------------------
                                                                  $ 23,655,948
--------------------------------------------------------------------------------

Industrial Development Revenue/Pollution
Control Revenue -- 17.9%
--------------------------------------------------------------------------------
A3        BBB+     $ 6,450      Butler, PA, (Witco Corp.),
                                5.85%, 12/1/23                    $  6,724,899

NR        BB-        1,005      Clearfield, PA, (Kmart Corp.),
                                6.80%, 5/15/07                       1,073,320

NR        A          4,000      Franklin, PA, (Corning Inc.),
                                6.25%, 8/1/05                        4,515,640

A2        A         12,000      New Morgan, PA, (New Morgan
                                Landfill) (AMT),
                                6.50%, 4/1/19/(3)/                  13,094,639

NR        BBB-       9,000      Pennsylvania EDA, (Colver) (AMT),
                                7.125%, 12/1/15                     10,073,249

NR        BBB-       5,000      Pennsylvania EDA, (Colver) (AMT),
                                7.15%, 12/1/18                       5,603,300

Baa2      BBB-       5,000      Pennsylvania, IDA, (MacMillan
                                Bloedel Project) (AMT),
                                7.60%, 12/1/20                       5,546,700

Baa3      BBB        4,450      Pennsylvania, IDA, (Sun Company
                                Project), (AMT),
                                7.60%, 12/1/24                       5,225,680

NR        NR         6,500      Philadelphia, PA, (Refrigerated
                                Enterprises), (AMT),
                                9.05%, 12/1/19                       7,367,100

Baa3      BBB-       5,000      Puerto Rico Port Authority,
                                (American Airlines), (AMT),
                                6.25%, 6/1/26                        5,439,350

Baa3      BBB-       2,800      Puerto Rico Port Authority,
                                (American Airlines), (AMT),
                                6.30%, 6/1/23                        2,995,776


                       See notes to financial statements

Pennsylvania Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------

Industrial Development Revenue/
Pollution Control Revenue (continued)
--------------------------------------------------------------------------
 NR        BB-      $ 1,105     Shamokin, PA, (Kmart
                                Corp.), 6.70%, 7/1/07       $  1,177,256
--------------------------------------------------------------------------
                                                            $ 68,836,909
--------------------------------------------------------------------------

Insured-Education -- 2.5%
--------------------------------------------------------------------------
 Aaa       AAA      $   250     Pennsylvania HEFA,
                                (AMBAC), 5.625%, 6/15/19    $    260,148

 Aaa       AAA        2,000     Pennsylvania HEFA,
                                (MBIA), 5.75%, 5/1/22          2,140,180

 Aaa       AAA        2,500     Pennsylvania Higher
                                Education Student Loan,
                                (AMBAC), (AMT), 7.15%,
                                9/1/21                         2,670,475

 Aaa       AAA        1,500     Pennsylvania Higher
                                Education Student Loan,
                                (AMBAC), (AMT), Variable
                                Rate, 3/1/22/(2)/              1,689,375

 Aaa       AAA          700     Pennsylvania Higher
                                Education Student Loan,
                                (AMBAC), (AMT), Variable
                                Rate, 9/1/26/(2)/                817,250

 Aaa       AAA        2,000     University of Pittsburg,
                                (FGIC), 5.125%, 6/1/22         1,995,720
--------------------------------------------------------------------------
                                                            $  9,573,148
--------------------------------------------------------------------------

Insured-Electric Utilities -- 5.3%
--------------------------------------------------------------------------
 Aaa       AAA      $ 4,000     Beaver, PA, IDA, (Ohio
                                Edison Co.) (FGIC),
                                7.00%, 6/1/21               $  4,380,440

 Aaa       AAA       10,000     Beaver, PA, IDA, (Ohio
                                Edison Co.) (FGIC),
                                7.05%, 10/1/20                11,630,799

 Aaa       AAA        3,800     Puerto Rico Electric
                                Power Authority,
                                "STRIPES", (FSA),
                                Variable Rate, 7/1/02/(2)/     4,298,750
--------------------------------------------------------------------------
                                                            $ 20,309,989
--------------------------------------------------------------------------

Insured-General Obligations -- 7.7%
--------------------------------------------------------------------------
 Aaa       AAA      $ 2,170     Elizabeth Forward, PA,
                                School District, (MBIA),
                                0.00%, 9/1/20               $    686,653

 Aaa       AAA        2,170     Elizabeth Forward, PA,
                                School District, (MBIA),
                                0.00%, 9/1/21                    652,389

 Aaa       AAA        2,170     Elizabeth Forward, PA,
                                School District, (MBIA),
                                0.00%, 9/1/22                    619,687

 Aaa       AAA        2,170     Elizabeth Forward, PA,
                                School District, (MBIA),
                                0.00%, 9/1/23                    588,591

 Aaa       AAA        2,500     Erie, PA, School
                                District, (MBIA), 0.00%,
                                5/1/19                           846,675

 Aaa       AAA        2,625     Erie, PA, School
                                District, (MBIA), 0.00%,
                                5/1/20                           844,856

 Aaa       AAA        2,625     Erie, PA, School
                                District, (MBIA), 0.00%,
                                5/1/21                           802,699

 Aaa       AAA        3,625     Erie, PA, School
                                District, (MBIA), 0.00%,
                                5/1/22                         1,052,918

 Aaa       AAA        5,000     Hampton Township, PA,
                                School District, (FGIC),
                                5.00%, 9/1/27                  4,916,350

 Aaa       NR         2,365     Harrisburg, PA, (AMBAC),
                                0.00%, 3/15/17                   899,339

 Aaa       AAA        5,175     Hazelton, PA, School
                                District, (FGIC), 0.00%,
                                3/1/21                         1,596,332

 Aaa       NR         1,000     Hopewell, PA, School
                                District, (FSA), 0.00%,
                                9/1/22                           285,570

 Aaa       AAA        7,500     Keystone Oaks, PA, School
                                District, (AMBAC),
                                Variable Rate, 9/1/16/(2)/     8,812,500

 Aaa       AAA        1,430     Mars Area, PA, School
                                District, (MBIA), 0.00%,
                                3/1/14                           649,191

 Aaa       AAA        1,900     Philadelphia, PA, (MBIA),
                                5.00%, 5/15/15                 1,899,867

 Aaa       AAA        3,200     Philadelphia, PA, (MBIA),
                                5.00%, 5/15/20                 3,153,248

 Aaa       AAA          655     Rochester Area, PA,
                                School District, (AMBAC),
                                0.00%, 5/1/10                    371,595

 Aaa       AAA        1,000     Venango, PA, (AMBAC),
                                6.30%, 12/1/19                 1,085,970
--------------------------------------------------------------------------
                                                            $ 29,764,430
--------------------------------------------------------------------------

Insured-Hospitals -- 5.9%
--------------------------------------------------------------------------
 Aaa       AAA      $ 2,000     Allegheny County, PA,
                                HDA, (MBIA), 5.625%,
                                4/1/27                      $  2,098,840

 Aaa       AAA        3,750     Allegheny, PA,
                                (Magee-Womens Hospital),
                                (FGIC), 0.00%, 10/1/15         1,561,575

 Aaa       AAA        1,170     Allegheny, PA,
                                (Children's Hospital of
                                Pittsburgh), (MBIA),
                                6.75%, 7/1/08                  1,242,610

 Aaa       AAA        1,400     Armstrong, PA, (Saint
                                Francis Health Care),
                                (AMBAC), 6.25%, 6/1/13         1,523,732

 Aaa       AAA        2,500     Armstrong, PA, (Saint
                                Francis Health Care),
                                (AMBAC), 6.00%, 8/15/08        2,695,775

 Aaa       AAA          775     Carbon, PA, (Gnaden
                                Memorial Hospital),
                                (AMBAC), 7.00%, 11/15/14         842,975


                       See notes to financial statements

Pennsylvania Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------

Insured-Hospitals (continued)
--------------------------------------------------------------------------
 Aaa       AAA      $   750     Erie County, PA, Hospital
                                Authority, (Hamot Health
                                System), (AMBAC), 7.10%,
                                2/15/10                     $    819,960

 Aaa       AAA        1,000     Montgomery, PA, (Abington
                                Memorial Hospital),
                                (AMBAC), Variable Rate,
                                6/1/11/(2)/                    1,176,250

 Aaa       AAA        1,000     Northeastern, PA,
                                Hospital And Education
                                Authority, (Wyoming
                                Valley Health Care),
                                (AMBAC), 5.25%, 1/1/26         1,004,080

 Aaa       AAA        5,000     Philadelphia, PA,
                                Hospital and Higher
                                Education Authority,
                                (FGIC), Variable Rate,
                                2/15/12/(2)/                   5,337,500

 Aaa       AAA        2,550     Washington, PA,
                                (Shadyside Hospital),
                                (AMBAC), 5.75%, 12/15/14       2,739,516

 Aaa       AAA        1,500     Wayne County, PA,
                                Hospital And Health
                                Facilities Authority,
                                (MBIA), 5.25%, 7/1/24          1,505,685
--------------------------------------------------------------------------
                                                            $ 22,548,498
--------------------------------------------------------------------------

Insured-Industrial Development
Revenue -- 0.3%
--------------------------------------------------------------------------
 Aaa       AAA      $ 1,000     Delaware, PA,
                                (Philadelphia Water),
                                (AMT), (FGIC),
                                6.35%, 8/15/25              $  1,108,380
--------------------------------------------------------------------------
                                                            $  1,108,380
--------------------------------------------------------------------------

Insured-Lease Revenue/Certificates of
Participation -- 2.6%
--------------------------------------------------------------------------
 Aaa       AAA      $10,000     Commonwealth of
                                Pennsylvania, (AMBAC),
                                5.00%, 7/1/15/(4)/          $  9,936,399
--------------------------------------------------------------------------
                                                            $  9,936,399
--------------------------------------------------------------------------

Insured-Life Care -- 0.4%
--------------------------------------------------------------------------
 Aaa       AAA      $ 1,500     Montgomery County, PA,
                                Higher Education And
                                Health Authority, (Holy
                                Redeemer Health),
                                (AMBAC), 5.25%, 10/1/27     $  1,506,390
--------------------------------------------------------------------------
                                                            $  1,506,390
--------------------------------------------------------------------------

Insured-Transportation -- 1.3%
--------------------------------------------------------------------------
 Aaa       AAA      $ 3,000     Allegheny County Port
                                Authority, Airport
                                Revenue, (Pittsburgh
                                International Airport),
                                (MBIA), 5.00%, 1/1/19       $  2,965,350

 Aaa       AAA        2,000     Allegheny County Port
                                Authority, Airport
                                Revenue, (Pittsburgh
                                International Airport),
                                (MBIA), (AMT), 5.25%,
                                1/1/16                         2,021,460
--------------------------------------------------------------------------
                                                            $  4,986,810
--------------------------------------------------------------------------

Insured-Water and Sewer -- 1.6%
--------------------------------------------------------------------------
 Aaa       AAA      $ 2,500     Philadelphia, PA, Water
                                and Wastewater, (CGIC),
                                Variable Rate, 6/15/12/(2)/ $  2,765,625

 Aaa       AAA        3,490     Pittsburgh, PA, Water and
                                Sewer Authority, (FGIC),
                                4.75%, 9/1/16                  3,380,938
--------------------------------------------------------------------------
                                                            $  6,146,563
--------------------------------------------------------------------------

Life Care -- 3.0%
--------------------------------------------------------------------------
 NR        NR       $ 4,050     Delaware, PA, (White
                                Horse Village), 7.50%,
                                7/1/18                      $  4,376,673

 NR        BBB+       3,620     Delaware, PA, HFA,
                                5.75%, 12/15/22                4,023,666

 Baa2      BBB+       3,060     Hazleton, PA, HFA,
                                (Hazelton General
                                Hospital), 5.50%, 7/1/27       3,066,273
--------------------------------------------------------------------------
                                                            $ 11,466,612
--------------------------------------------------------------------------

Nursing Homes -- 2.1%
--------------------------------------------------------------------------
 NR        NR       $ 3,500     Montgomery, PA, IDA,
                                (Advancement of Geriatric
                                Health Care Institute),
                                8.375%, 7/1/23              $  3,798,375

 NR        NR         1,100     Philadelphia, PA, (The
                                Philadelphia Protestant
                                Home Project),
                                6.50%, 7/1/27                  1,146,299

 NR        NR         1,190     Philadelphia, PA, (The
                                Philadelphia Protestant
                                Home Project), 8.625%,
                                7/1/21                         1,380,210

 NR        NR         1,460     Westmoreland, PA,
                                (Highland Health Systems,
                                Inc.), 9.25%, 6/1/22           1,679,482
--------------------------------------------------------------------------
                                                            $  8,004,366
--------------------------------------------------------------------------

                       See notes to financial statements

Pennsylvania Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------

Pooled Loans -- 5.1%
--------------------------------------------------------------------------
 NR        AA-      $16,950     Pennsylvania Finance
                                Authority, Beaver County,
                                6.60%, 11/1/09/(3)/         $ 18,860,264

 NR        AA+          870     Pennsylvania
                                Infrastructure Investment
                                Authority, (Pennvest),
                                6.80%, 9/1/10                    965,848
--------------------------------------------------------------------------
                                                            $ 19,826,112
--------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $347,367,015)                          $385,054,875
--------------------------------------------------------------------------
AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1998, 30.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 1.2% to 13.4%.

/(1)/ When-issued security.
/(2)/ Security has been issued as an inverse floater bond.
/(3)/ Security has been segregated to cover when-issued securities.
/(4)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Texas Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                      Value
--------------------------------------------------------------------------------

Assisted Living -- 2.8%
--------------------------------------------------------------------------------
 NR        NR       $  500     Bell County, TX, Health
                               Facilities, (Care
                               Institute, Inc.),
                               9.00%, 11/1/24                $   582,355
--------------------------------------------------------------------------------
                                                             $   582,355
--------------------------------------------------------------------------------

Education -- 1.2%
--------------------------------------------------------------------------------
 A         NR       $  240     Brazos, TX, Higher
                               Education Authority, (AMT),
                               6.50%, 6/1/04                 $   255,638
--------------------------------------------------------------------------------
                                                             $   255,638
--------------------------------------------------------------------------------

Electric Utilities -- 2.4%
--------------------------------------------------------------------------------
 NR        BBB      $  500     Guam Power Authority,
                               5.25%, 10/1/23                $   498,565
--------------------------------------------------------------------------------
                                                             $   498,565
--------------------------------------------------------------------------------

Escrowed/Prerefunded -- 3.7%
--------------------------------------------------------------------------------
 NR        NR       $  200     Bexar County, TX, Health
                               Facilities, (St. Luke's
                               Lutheran), 7.00%, 5/1/21      $   252,474
 Aaa       NR          100     Ector County, TX, Hospital
                               District, 7.30%, 4/15/12          114,036
 Aaa       AAA         200     Montgomery County, TX,
                               Hospital District, (FSA),
                               6.625%, 4/1/17                    222,904
 Aaa       AAA         150     Texas National Research Lab
                               Super Collider, 6.95%,
                               12/1/12                           180,405
--------------------------------------------------------------------------------
                                                             $   769,819
--------------------------------------------------------------------------------

General Obligations -- 12.5%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Bastrop, TX, Independent
                               School District U.T.G.O.,
                               (PSF), 0.00%, 2/15/13         $   479,970
 Aaa       AAA       1,000     Cypress-Fairbanks, TX,
                               Independent School
                               District, 0.00%, 2/15/15          428,160
 NR        NR          500     Leander, TX, 6.75%, 8/15/16       544,370
 Aa2       AA          690     Texas Veterans' Housing
                               Assistance U.T., (AMT),
                               6.70%, 12/1/24                    739,673
 Aa2       AA          360     Texas Veterans' Housing
                               Assistance U.T., (AMT),
                               6.80%, 12/1/23                    388,490
--------------------------------------------------------------------------------
                                                             $ 2,580,663
--------------------------------------------------------------------------------

Hospitals -- 11.1%
--------------------------------------------------------------------------------
 NR        BBB+     $  500     Denison, TX, Hospital
                               Authority, (Texoma Medical
                               Center), 7.10%, 8/15/24       $   561,615
 A3        NR          100     Harris County, TX, Hospital
                               District, (Memorial),
                               7.125%, 6/1/15                    114,498
 Aa        NR          975     Port Arthur, TX, Health
                               Facilities, (FHA), 6.50%,
                               8/1/24                          1,055,321
 A2        NR          500     Tarrant County, TX,
                               Methodist Health System,
                               6.00%, 9/1/24                     550,560
--------------------------------------------------------------------------------
                                                             $ 2,281,994
--------------------------------------------------------------------------------

Housing -- 18.8%
--------------------------------------------------------------------------------
 NR        AAA      $   80     Bexar County, TX, HFC,
                               8.10%, 3/1/24                 $    85,207
 NR        AAA         500     Dallas, TX, HFC, (GNMA),
                               7.95%, 12/1/23                    531,925
 NR        AAA         150     North Central, TX, HFC,
                               (GNMA), 7.875%, 10/1/22           159,081
 NR        AAA       1,000     Texas Department of Housing
                               And Community Affairs,
                               Multifamily, (Meadow Ridge
                               Apartments Project), (AMT),
                               5.55%, 8/1/30                   1,010,790
 NR        A           500     Texas Department of Housing
                               and Community Affairs, NHP
                               Foundation-Asmara Project,
                               6.40%, 1/1/27                     537,355
 NR        A           750     Travis County, TX, HFC
                               Multifamily, (Travis
                               Station Apartments),
                               6.75%, 4/1/19                     796,260
 NR        AAA         695     Travis County, TX, HFC,
                               (GNMA) (FNMA), 7.05%,
                               12/1/25                           745,151
--------------------------------------------------------------------------------
                                                             $ 3,865,769
--------------------------------------------------------------------------------

Industrial Development Revenue Pollution
Control Revenue -- 12.9%
--------------------------------------------------------------------------------
 Baa1      BBB      $  450     Gulf Coast, TX, Waste
                               Disposal Authority,
                               (Champion International),
                               (AMT), 7.25%, 4/1/17          $   494,429
 A2        A+        1,000     Port Corpus Christi, TX,
                               (Hoechst Celanese Corp.),
                               (AMT), 6.875%, 4/1/17           1,089,720
 NR        A         1,000     Trinity River Authority,
                               TX, (PCR), (AMT), 6.20%,
                               3/1/20                          1,072,790
--------------------------------------------------------------------------------
                                                             $ 2,656,939
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 12.4%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Austin, TX, Combined
                               Utility, (AMBAC), 6.75%,
                               11/15/12/(1)/                 $ 1,184,759

                       See notes to financial statements

Texas Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------  Principal
                     Amount
          Standard   (000's
Moody's   & Poor's   omitted)   Security                           Value
--------------------------------------------------------------------------------

Insured-Electric Utilities (continued)
--------------------------------------------------------------------------------
Aaa       AAA        $1,000     Austin, TX, Utility System,
                                (FGIC), 6.25%, 5/15/16/(2)/        $ 1,111,160

Aaa       AAA           500     Lower Colorado River
                                Authority Junior Lien, TX,
                                (FGIC), 0.00%, 1/1/12                  255,915
--------------------------------------------------------------------------------
                                                                   $ 2,551,834
--------------------------------------------------------------------------------

Insured-Hospitals -- 10.9%
--------------------------------------------------------------------------------
Aaa       AAA        $  500     Harris County, TX, HFC,
                                (Hermann Hospital), (MBIA),
                                6.375%, 10/1/24                    $   555,255

Aaa       AAA           600     Tarrant County, TX, HFC,
                                (Health Resources
                                Systems-Series A), (MBIA),
                                5.25%, 2/15/22                         602,646

Aaa       AAA         1,000     Tyler County, TX, HFC,
                                (Mother Frances Hospital),
                                (FGIC), 6.50%, 7/1/22                1,097,420
--------------------------------------------------------------------------------
                                                                   $ 2,255,321
--------------------------------------------------------------------------------

Lease Revenue/Certificates of Participation -- 1.3%
--------------------------------------------------------------------------------
NR        BBB-       $  250     Rio Grande, TX, Independent
                                School District Lease,
                                6.75%, 7/15/10                     $   274,820
--------------------------------------------------------------------------------
                                                                   $   274,820
--------------------------------------------------------------------------------

Transportation -- 10.0%
--------------------------------------------------------------------------------
NR        NR         $  250     Abia Dev. Corp., TX,
                                (Austin Cargoport), 9.25%,
                                10/1/21                            $   286,423

                        505     Alliance Airport Authority,
                                (American Airlines), (AMT),
                                7.50%, 12/1/29                         551,935

Baa2      BBB-          225     Dallas-Fort Worth, TX,
                                Airport, (American
                                Airlines), (AMT),
                                7.50%, 11/1/25                         245,455

Baa3      BB+           100     Dallas-Fort Worth, TX,
                                Airport, (Delta Airlines),
                                (AMT), 7.125%, 11/1/26                 107,959

NR        BBB           755     Guam Airport Authority,
                                (AMT), 6.70%, 10/1/23                  831,391

Aa2       AA             25     Harris County, TX, Toll
                                Road Subordinate Lien,
                                6.75%, 8/1/14                           27,532
--------------------------------------------------------------------------------
                                                                   $ 2,050,695
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $18,794,709)                                  $20,624,412
--------------------------------------------------------------------------------



AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

HFC - Housing Finance Corporation

The Portfolio invests primarily in debt securities issued by Texas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1998, 24.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 1.1% to 12.0% of total investments.

/(1)/ When-issued security.
/(2)/ Security has been segregated to cover when-issued securities.


                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of January 31, 1998


                                                       Arizona           Colorado        Connecticut          Michigan
                                                      Portfolio         Portfolio         Portfolio          Portfolio
-------------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------------
Investments --
    Identified cost                                  $ 94,998,980      $ 35,691,544      $ 156,324,927      $ 124,442,329
    Unrealized appreciation                            10,969,469         4,375,065         11,794,971         13,390,033
-------------------------------------------------------------------------------------------------------------------------
Investments, at value (Note 1A)                      $105,968,449      $ 40,066,609      $ 168,119,898      $ 137,832,362
-------------------------------------------------------------------------------------------------------------------------
Cash                                                 $  1,168,292      $        839      $     508,016      $         143
Receivable for investments sold                                --            65,857            493,052          2,860,103
Interest receivable                                     1,066,587           521,300          2,002,975          1,985,246
Deferred organization expenses (Note 1D)                       --                --                260                258
-------------------------------------------------------------------------------------------------------------------------
Total assets                                         $108,203,328      $ 40,654,605      $ 171,124,201      $ 142,678,112
-------------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------------
Demand note payable (Note 5)                         $         --      $     43,000      $          --      $   1,934,000
Payable for daily variation margin on open
    financial futures contracts (Note 1E and 6)            23,640             8,344             35,044             33,571
Payable to affiliate for Trustees' fees (Note 2)              700               173              1,200                696
Accrued expenses                                            8,707             6,192             22,033             14,352
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    $     33,047      $     57,709      $      58,277      $   1,982,619
-------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                        $108,170,281      $ 40,596,896      $ 171,065,924      $ 140,695,493
-------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                      $ 97,285,800      $ 36,247,077      $ 159,376,987      $ 127,413,738
Net unrealized appreciation of investments
    (computed on the basis of identified cost)         10,884,481         4,349,819         11,688,937         13,281,755
-------------------------------------------------------------------------------------------------------------------------
Total                                                $108,170,281      $ 40,596,896      $ 171,065,924      $ 140,695,493
-------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of January 31, 1998

                                                      Minnesota         New Jersey       Pennsylvania         Texas
                                                      Portfolio         Portfolio          Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------------------------

Assets
---------------------------------------------------------------------------------------------------------------------------
Investments --
    Identified cost                                  $62,345,476      $ 302,127,280      $ 347,367,015     $ 18,794,709
    Unrealized appreciation                            6,450,715         35,791,103         37,687,860        1,829,703
---------------------------------------------------------------------------------------------------------------------------
Investment at value (Note 1A)                        $68,796,191      $ 337,918,383      $ 385,054,875     $ 20,624,412
---------------------------------------------------------------------------------------------------------------------------
Cash                                                 $   265,805      $     190,248      $         220     $     20,386
Receivable for investments sold                            5,000                 --          2,031,671            5,059
Interest receivable                                      824,232          4,201,651          4,862,744          312,954
Deferred organization expenses (Note 1D)                      --                 94                342               --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                         $69,891,228      $ 342,310,376      $ 391,949,852     $ 20,962,811
---------------------------------------------------------------------------------------------------------------------------


Liabilities
---------------------------------------------------------------------------------------------------------------------------
Payable for when-issued securities (Note 1G)         $   688,793      $          --      $   3,015,867     $  1,046,570
Demand note payable (Note 5)                                  --                 --          3,174,000               --
Payable for daily variation margin on open
    financial futures contracts (Note 1E and 6)           12,187             60,937             94,788               --
Payable to affiliate for Trustees' fees (Note 2)             713              1,826              1,384               14
Accrued expenses                                           7,759             21,001                 45            1,125
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    $   709,452      $      83,764      $   6,286,084     $  1,047,709
---------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                        $69,181,776      $ 342,226,612      $ 385,663,768     $ 19,915,102
---------------------------------------------------------------------------------------------------------------------------


Sources of Net Assets
---------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                      $62,777,179      $ 306,666,097      $ 348,277,096     $ 18,085,399
Net unrealized appreciation of investments
    (computed on the basis of identified cost)         6,404,597         35,560,515         37,386,672        1,829,703
---------------------------------------------------------------------------------------------------------------------------
Total                                                $69,181,776      $ 342,226,612      $ 385,663,768     $ 19,915,102
---------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations


For the Six Months Ended January 31, 1998



                                                   Arizona Portfolio  Colorado Portfolio  Connecticut Portfolio  Michigan Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
------------------------------------------------------------------------------------------------------------------------------------
Interest income                                       $3,163,520          $1,216,849            $4,964,851            $4,166,524
------------------------------------------------------------------------------------------------------------------------------------
Total income                                          $3,163,520          $1,216,849            $4,964,851            $4,166,524
------------------------------------------------------------------------------------------------------------------------------------


Expenses
------------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                       $  208,913          $   49,739            $  358,484            $  293,955
Compensation of Trustees not members of the
   Investment Adviser's organization (Note 2)              5,767                 909                 6,664                 4,827
Custodian fee (Note 1I)                                   32,210              14,458                43,516                43,142
Legal and accounting services                             22,209              17,554                23,029                21,981
Amortization of organization expenses (Note 1D)              887                 229                 1,314                 1,250
Miscellaneous                                              3,840               2,878                10,513                11,334
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                        $  273,826          $   85,767            $  443,520            $  376,489
------------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee (Note 1I)               $    9,748          $       --            $       --            $   13,204
------------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                              $    9,748          $       --            $       --            $   13,204
------------------------------------------------------------------------------------------------------------------------------------

Net expenses                                          $  264,078          $   85,767            $  443,520            $  363,285
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                                 $2,899,442          $1,131,082            $4,521,331            $3,803,239
------------------------------------------------------------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)    $2,250,315          $  274,318            $  429,388            $1,934,999
   Financial futures contracts                          (746,662)           (359,805)             (801,288)           (1,119,453)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions   $1,503,653          $  (85,487)           $ (371,900)           $  815,546
------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                $  268,054          $  464,800            $2,224,565            $  343,050
   Financial futures contracts                           543,285             197,690               454,683               894,687
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments                                     $  811,339          $  662,490            $2,679,248            $1,237,737
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments       $2,314,992          $  577,003            $2,307,348            $2,053,283
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations            $5,214,434          $1,708,085            $6,828,679            $5,856,522
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended January 31, 1998


                                                 Minnesota Portfolio  New Jersey Portfolio  Pennsylvania Portfolio  Texas Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
------------------------------------------------------------------------------------------------------------------------------------
Interest income                                       $2,035,076           $10,487,608            $12,036,112           $609,322
------------------------------------------------------------------------------------------------------------------------------------
Total income                                          $2,035,076           $10,487,608            $12,036,112           $609,322
------------------------------------------------------------------------------------------------------------------------------------


Expenses
------------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                       $  116,762           $   780,245            $   896,650           $ 16,686
Compensation of Trustees not members of the
   Investment Adviser's organization (Note 2)              3,811                 9,789                  8,647                125
Custodian fee (Note 1I)                                   19,882                53,949                 67,209              6,944
Legal and accounting services                             20,654                35,609                 34,137             15,100
Amortization of organization expenses (Note 1D)              309                 2,236                  2,646                209
Miscellaneous                                              5,918                19,917                 44,919              3,334
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                        $  167,336           $   901,745            $ 1,054,208           $ 42,398
------------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee (Note 1I)               $    3,690           $        --            $    67,209           $  2,290
------------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                              $    3,690           $        --            $    67,209           $  2,290
------------------------------------------------------------------------------------------------------------------------------------

Net expenses                                          $  163,646           $   901,745            $   986,999           $ 40,108
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                                 $1,871,430           $ 9,585,863            $11,049,113           $569,214
------------------------------------------------------------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)    $1,185,730           $ 2,879,125            $ 2,825,095           $285,123
   Financial futures contracts                          (654,921)           (1,542,911)            (2,824,759)           (91,792)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investment transactions          $  530,809           $ 1,336,214            $       336           $193,331
------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                $  (86,668)          $ 2,924,910            $ 2,616,205           $    323
   Financial futures contracts                           423,538               817,002              2,277,866             81,068
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments                                     $  336,870           $ 3,741,912            $ 4,894,071           $ 81,391
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments       $  867,679           $ 5,078,126            $ 4,894,407           $274,722
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations            $2,739,109           $14,663,989            $15,943,520           $843,936
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended January 31, 1998


Increase (Decrease) in Net Assets              Arizona Portfolio    Colorado Portfolio   Connecticut Portfolio   Michigan Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                        $   2,899,442         $   1,131,082         $   4,521,331          $   3,803,239
   Net realized gain (loss) on                      1,503,653               (85,487)             (371,900)               815,546
      investment transactions
   Net change in unrealized
      appreciation (depreciation)                     811,339               662,490             2,679,248              1,237,737
      of investments
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations      $   5,214,434         $   1,708,085         $   6,828,679          $   5,856,522
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                $   3,625,822         $   2,024,449         $   3,499,677          $   2,168,583
   Withdrawals                                    (13,141,768)           (5,760,082)          (14,240,022)           (17,553,258)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital
 transactions                                   $  (9,515,946)        $  (3,735,633)        $ (10,740,345)         $ (15,384,675)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                      $  (4,301,512)        $  (2,027,548)        $  (3,911,666)         $  (9,528,153)
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of period                          $ 112,471,793         $  42,624,444         $ 174,977,590          $ 150,223,646
------------------------------------------------------------------------------------------------------------------------------------
At end of period                                $ 108,170,281         $  40,596,896         $ 171,065,924          $ 140,695,493
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended January 31, 1998


Increase (Decrease) in Net Assets              Minnesota Portfolio   New Jersey Portfolio   Pennsylvania Portfolio   Texas Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                          $  1,871,430          $  9,585,863              $ 11,049,113         $    569,214
   Net realized gain on investment transactions        530,809             1,336,214                       336              193,331
   Net change in unrealized appreciation
      (depreciation) of investments                    336,870             3,741,912                 4,894,071               81,391
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations        $  2,739,109          $ 14,663,989              $ 15,943,520         $    843,936
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                  $  2,231,474          $ 11,118,150              $ 10,389,079         $    487,593
   Withdrawals                                      (6,462,481)          (36,327,597)              (42,889,571)          (3,092,568)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from
   capital transactions                           $ (4,231,007)         $(25,209,447)             $(32,500,492)        $ (2,604,975)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                        $ (1,491,898)         $(10,545,458)             $(16,556,972)        $ (1,761,039)
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of period                            $ 70,673,674          $352,772,070              $402,220,740         $ 21,676,141
------------------------------------------------------------------------------------------------------------------------------------
At end of period                                  $ 69,181,776          $342,226,612              $385,663,768         $ 19,915,102
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


For the Year Ended July 31, 1997


                                                             Arizona             Colorado          Connecticut          Michigan
Increase (Decrease) in Net Assets                           Portfolio           Portfolio           Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                 $   6,682,773       $   2,539,687       $   9,925,507       $   8,798,336
    Net realized gain on investment transactions                799,157             446,628             472,294              36,033
    Net change in unrealized appreciation
        (depreciation) of investments                         4,938,530           2,095,673           7,068,431           6,476,859
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                $  12,420,460       $   5,081,988       $  17,466,232       $  15,311,228
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                         $   7,001,783       $   4,009,912       $   9,762,822       $   3,699,109
    Withdrawals                                             (36,811,997)        (11,883,030)        (39,868,349)        (42,251,299)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital
    transactions                                          $ (29,810,214)      $  (7,873,118)      $ (30,105,527)      $ (38,552,190)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                $ (17,389,754)      $  (2,791,130)      $ (12,639,295)      $ (23,240,962)
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                      $ 129,861,547       $  45,415,574       $ 187,616,885       $ 173,464,608
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                            $ 112,471,793       $  42,624,444       $ 174,977,590       $ 150,223,646
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


For the Year Ended July 31, 1997

Increase (Decrease) in Net Assets            Minnesota Portfolio   New Jersey Portfolio   Pennsylvania Portfolio   Texas Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                        $  4,112,897         $  21,484,047            $  25,120,444         $  1,316,730
    Net realized gain (loss) on investment
        transactions                                   28,621             1,984,468               (1,113,620)             (11,999)
    Net change in unrealized appreciation
        (depreciation) of investments               2,786,157            14,203,930               18,755,709            1,114,403
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations       $  6,927,675         $  37,672,445            $  42,762,533         $  2,419,134
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                $  4,877,845         $  20,443,481            $  19,109,521         $  1,759,693
    Withdrawals                                   (17,221,919)          (91,588,197)            (107,833,175)          (6,869,522)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital
    transactions                                 $(12,344,074)        $ (71,144,716)           $ (88,723,654)        $ (5,109,829)
------------------------------------------------------------------------------------------------------------------------------------


Net decrease in net assets                       $ (5,416,399)        $ (33,472,271)           $ (45,961,121)        $ (2,690,695)
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                             $ 76,090,073         $ 386,244,341            $ 448,181,861         $ 24,366,836
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                   $ 70,673,674         $ 352,772,070            $ 402,220,740         $ 21,676,141
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                     Arizona Portfolio
                                                     -------------------------------------------------------------------------------
                                                                                         Year Ended
                                                                       -------------------------------------------------------------
                                                     Six Months Ended                      July 31,                       Sept. 30,
                                                     January 31, 1998  ------------------------------------------------ ------------
                                                     (Unaudited)          1997        1996         1995        1994*        1993**
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:
------------------------------------------------------------------------------------------------------------------------------------
Expenses /(1)/                                             0.50%+          0.50%       0.51%        0.52%       0.46%+       0.42%+
Expenses after custodian fee reduction                     0.49%+          0.49%       0.50%          --          --           --
Net investment income                                      5.34%+          5.56%       5.53%        5.81%       5.43%+       5.46%+
Portfolio Turnover                                           14%             10%         18%          22%         23%         107%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)              $108,170        $112,472    $129,862     $144,521    $154,068     $133,539
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
*     For the ten months ended July 31, 1994.
** For the period from the start of business, February 1, 1993 to September 30, 1993.
/(1)/ The expense ratios for the year ended July 31, 1996 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended July 31, 1995 have not been adjusted to reflect this change.


                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                    Colorado Portfolio
                                                       -----------------------------------------------------------------------------
                                                                                       Year Ended
                                                                        ------------------------------------------------------------
                                                       Six Months Ended                  July 31,                      Sept. 30,
                                                       January 31, 1998 -------------------------------------------   --------------
                                                       (Unaudited)         1997      1996      1995       1994*         1993**
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:++
------------------------------------------------------------------------------------------------------------------------------------
Net expenses/(1)/                                             0.42%+       0.40%      0.40%     0.25%      0.02%+          0.06%+
Net expenses after custodian fee reduction                    0.42%+       0.36%      0.36%       --         --              --
Net investment income                                         5.51%+       5.86%      5.75%     6.05%      5.73%+          5.60%+
Portfolio Turnover                                               9%          14%        53%       52%        23%             10%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                  $40,597      $42,624    $45,416   $46,077    $44,399         $24,346
------------------------------------------------------------------------------------------------------------------------------------

++ The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:

Expenses /(1)/                                                                        0.42%     0.40%      0.35%+          0.35%+
Expenses after custodian fee reduction                                                0.38%       --         --              --
Net investment income                                                                 5.73%     5.90%      5.40%+          5.31%+
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

*     For the ten months ended July 31, 1994.

** For the period from the start of business, February 1, 1993 to September 30, 1993.

/(1)/ The expense ratios for the year ended July 31, 1996 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended July 31, 1995 have not been adjusted to reflect this change.

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                                Connecticut Portfolio
                                                  ----------------------------------------------------------------------------------
                                                                                      Year Ended
                                                                    ----------------------------------------------------------------
                                                  Six Months Ended                     July 31,                        Sept. 30,
                                                  January 31, 1998  ------------------------------------------------  --------------
                                                  (Unaudited)         1997       1996         1995         1994*         1993**
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:
------------------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                           0.51%+          0.53%      0.52%         0.53%        0.47%+       0.46%+
Expenses after custodian fee reduction                  0.51%+          0.53%      0.50%           --           --           --
Net investment income                                   5.24%+          5.50%      5.49%         5.77%        5.40%+       5.45%+
Portfolio Turnover                                         4%             11%        23%           29%          10%          10%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)           $171,066        $174,978   $187,617      $195,276     $192,038     $159,848
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

*     For the ten months ended July 31, 1994.

** For the period from the start of business, February 1, 1993 to September 30, 1993.

/(1)/ The expense ratios for the year ended July 31, 1996 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended July 31, 1995 have not been adjusted to reflect this change.


                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                      Michigan Portfolio
                                                    --------------------------------------------------------------------------------
                                                                                          Year Ended
                                                                      --------------------------------------------------------------
                                                    Six Months Ended                        July 31,                     Sept. 30,
                                                    January 31, 1998  ----------------------------------------------  --------------
                                                    (Unaudited)         1997        1996        1995        1994*          1993**
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:
------------------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                              0.52%+          0.52%       0.54%        0.48%       0.47%+       0.44%+
Expenses after custodian fee reduction                    0.50%+          0.50%       0.52%          --          --           --
Net investment income                                     5.23%+          5.45%       5.50%        5.85%       5.48%+       5.46%+
Portfolio Turnover                                          13%             16%         49%          54%         45%          20%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)             $140,695        $150,224    $173,465     $191,263    $204,032     $187,665
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
*     For the ten months ended July 31, 1994.
** For the period from the start of business, February 1, 1993 to September 30, 1993.
/(1)/ The expense ratios for the year ended July 31, 1996 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended July 31, 1995 have not been adjusted to reflect this change.


                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                Minnesota Portfolio
                                                -----------------------------------------------------------------------------------
                                                                                    Year Ended
                                                                 ------------------------------------------------------------------
                                                Six Months Ended                     July 31,                           Sept. 30,
                                                January 31, 1998 ----------------------------------------------------   -----------
                                                (Unaudited)           1997       1996           1995         1994*         1993**
----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:
----------------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                          0.48%+         0.47%       0.48%          0.47%        0.45%+       0.40%+
Expenses after custodian fee reduction                 0.47%+         0.44%       0.46%            --           --           --
Net investment income                                  5.39%+         5.71%       5.69%          5.83%        5.50%+       5.58%+
Portfolio Turnover                                       12%            22%         45%            76%          20%          10%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)           $69,182        $70,674     $76,090        $82,968      $84,005      $67,019
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
*     For the ten months ended July 31, 1994.
** For the period from the start of business, February 1, 1993 to September 30, 1993.
/(1)/ The expense ratios for the year ended July 31, 1996 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended July 31, 1995 have not been adjusted to reflect this change.


                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                  New Jersey Portfolio
                                                   ---------------------------------------------------------------------------------
                                                                                       Year Ended
                                                                    ----------------------------------------------------------------
                                                   Six Months Ended                      July 31,                          Sept. 30,
                                                   January 31, 1998 -------------------------------------------------  -------------
                                                   (Unaudited)       1997        1996        1995            1994*         1993**
------------------------------------------------------------------------------------------------------------------------------------


Ratios to average daily net assets:
------------------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                            0.52%+        0.54%       0.53%        0.52%           0.50%+       0.50%+
Expenses after custodian fee reduction                   0.52%+        0.52%       0.52%          --              --           --
Net investment income                                    5.55%+        5.84%       5.82%        5.96%           5.62%+       5.67%+
Portfolio Turnover                                          9%           24%         39%          54%             25%          12%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)            $342,227      $352,772    $386,244     $411,038        $423,854     $393,677
------------------------------------------------------------------------------------------------------------------------------------

 +     Annualized.
 *     For the ten months ended July 31, 1994.
 ** For the period from the start of business, February 1, 1993 to September 30, 1993.
/(1)/ The expense ratios for the year ended July 31, 1996 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended July 31, 1995 have not been adjusted to reflect this change.


                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                  Pennsylvania Portfolio
                                                  ---------------------------------------------------------------------------------
                                                                                        Year Ended
                                                                    ---------------------------------------------------------------
                                                  Six Months Ended                       July 31,                       Sept. 30,
                                                  January 31, 1998  -------------------------------------------------  ------------
                                                  (Unaudited)           1997         1996         1995        1994*        1993**
-----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                           0.53%+          0.55%        0.54%        0.49%        0.48%+       0.50%+
Expenses after custodian fee reduction                  0.50%+          0.51%        0.50%          --           --           --
Net investment income                                   5.63%+          5.96%        5.90%        6.02%        5.66%+       5.71%+
Portfolio Turnover                                         8%             17%          30%          44%          21%          17%
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)           $385,664        $402,221     $448,182     $502,250     $536,786     $497,001
-----------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

*     For the ten months ended July 31, 1994.

** For the period from the start of business, February 1, 1993 to September 30, 1993.

/(1)/ The expense ratios for the year ended July 31, 1996 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended July 31, 1995 have not been adjusted to reflect this change.


                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                                Texas Portfolio
                                               -----------------------------------------------------------------------
                                                                                  Year Ended
                                                                  ----------------------------------------------------
                                               Six Months Ended                     July 31,                Sept. 30,
                                               January 31, 1998   ---------------------------------------   ----------
                                               (Unaudited)        1997        1996       1995       1994*     1993**
----------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:++
----------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                          0.41%+      0.37%      0.32%      0.08%      0.00%+      0.03%+
Net expenses, after custodian fee reduction            0.39%+      0.35%      0.27%        --         --          --
Net investment income                                  5.54%+      5.79%      5.81%      6.20%      5.69%+      5.82%+
Portfolio Turnover                                       12%         17%        39%        49%        27%          8%
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)           $19,915     $21,676    $24,367    $28,227    $27,589     $16,029
----------------------------------------------------------------------------------------------------------------------

++ The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:

Expenses/(1)/                                                                  0.42%       0.35%      0.37%+     0.42%+
Expenses, after custodian fee reduction                                        0.37%         --         --         --
Net investment income                                                          5.71%       5.93%      5.32%+     5.43%+
----------------------------------------------------------------------------------------------------------------------

+     Annualized.
*     For the ten months ended July 31, 1994.
** For the period from the start of business, February 1, 1993 to September 30, 1993.
/(1)/ The expense ratios for the year ended July 31, 1996 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended July 31, 1995 have not been adjusted to reflect this change.


                       See notes to financial statements

EV Municipals Portfolio as of January 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio), Pennsylvania Municipals Portfolio (Pennsylvania Portfolio) and Texas Municipals Portfolio (Texas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

    C Income Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

    D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

    G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

EV Municipals Portfolio as of January 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    H Other -- Investment transactions are accounted for on a trade date basis.

    I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce each Portfolio's custodian fees are reported as a reduction of operating expenses in the Statement of Operations.

    J Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    K Interim Financial Information -- The interim financial statements relating to January 31, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six-months ended January 31, 1998, each Portfolio paid advisory fees as follows:

      Portfolio                                 Amount        Effective Rate*
    ----------------------------------------------------------------------------
      Arizona                              $   208,913             0.38%
      Colorado                                  49,739             0.24%
      Connecticut                              358,484             0.42%
      Michigan                                 293,955             0.40%
      Minnesota                                116,762             0.34%
      New Jersey                               780,245             0.45%
      Pennsylvania                             896,650             0.45%
      Texas                                     16,686             0.16%

      * Advisory fees paid as a percentage of average daily net assets.


    Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

    Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six-months ended January 31, 1998, no significant amounts have been deferred.

    Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

3   Investments
    ----------------------------------------------------------------------------
    Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six-months ended January 31, 1998 were as follows:

     Arizona Portfolio
    ----------------------------------------------------------------------------
      Purchases                                                 $15,331,699
      Sales                                                      23,039,900

     Colorado Portfolio
    ----------------------------------------------------------------------------
      Purchases                                                 $ 3,800,814
      Sales                                                       6,649,944

     Connecticut Portfolio
    ----------------------------------------------------------------------------
      Purchases                                                 $ 6,245,786
      Sales                                                      12,263,136

     Michigan Portfolio
    ----------------------------------------------------------------------------
      Purchases                                                 $18,914,301
      Sales                                                      29,911,810

     Minnesota Portfolio
    ----------------------------------------------------------------------------
      Purchases                                                 $ 8,163,983
      Sales                                                      10,242,400

     New Jersey Portfolio
    ----------------------------------------------------------------------------
      Purchases                                                 $30,873,234
      Sales                                                      48,228,544

     Pennsylvania Portfolio
    ----------------------------------------------------------------------------
      Purchases                                                 $32,871,204
      Sales                                                      48,427,852

     Texas Portfolio
    ----------------------------------------------------------------------------
      Purchases                                                 $ 2,510,105
      Sales                                                       4,215,121

EV Municipals Portfolio as of January 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 1998, as computed on a federal income tax basis, are as follows:

  Arizona Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                  $  94,998,980
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                   $  10,985,391
  Gross unrealized depreciation                                         (15,902)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                     $  10,969,469
  ------------------------------------------------------------------------------

  Colorado Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                  $  35,691,544
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                   $   4,375,065
  Gross unrealized depreciation                                              --
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                     $   4,375,065
  ------------------------------------------------------------------------------

  Connecticut Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                  $ 156,324,927
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                   $  11,801,349
  Gross unrealized depreciation                                          (6,378)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                     $  11,794,971
  ------------------------------------------------------------------------------

  Michigan Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                  $ 124,442,329
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                   $  13,409,371
  Gross unrealized depreciation                                         (19,338)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                     $  13,390,033
  ------------------------------------------------------------------------------

  Minnesota Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                  $  62,345,476
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                   $   6,450,715
  Gross unrealized depreciation                                              --
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                     $   6,450,715
  ------------------------------------------------------------------------------

  New Jersey Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                  $ 302,127,280
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                   $  35,839,533
  Gross unrealized depreciation                                         (48,430)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                     $  35,791,103
  ------------------------------------------------------------------------------

  Pennsylvania Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                  $ 347,367,015
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                   $  37,700,567
  Gross unrealized depreciation                                         (12,707)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                     $  37,687,860
  ------------------------------------------------------------------------------

  Texas Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                  $  18,794,709
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                   $   1,830,832
  Gross unrealized depreciation                                         (10,345)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                     $   1,829,703
  ------------------------------------------------------------------------------
5 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $100 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 1998, the Colorado Portfolio, Michigan Portfolio and Pennsylvania Portfolio had balances outstanding pursuant to this line of credit of $43,000, $1,934,000, and $3,174,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six-months ended January 31, 1998.

EV Municipals Portfolio as of January 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  A summary of obligations under these financial instruments at January 31, 1998, is as follows:


                Futures
                Contracts
                Expiration                                        Net Unrealized
  Portfolio     Date           Contracts             Position     Depreciation
  ------------------------------------------------------------------------------
  Arizona       3/98      53 U.S. Treasury Bonds     Short          $  84,988
  ------------------------------------------------------------------------------
  Colorado      3/98      15 U.S. Treasury Bonds     Short             25,246
  ------------------------------------------------------------------------------
  Connecticut   3/98      63 U.S. Treasury Bonds     Short            106,034
  ------------------------------------------------------------------------------
  Michigan      3/98      68 U.S. Treasury Bonds     Short            108,278
  ------------------------------------------------------------------------------
  Minnesota     3/98      30 U.S. Treasury Bonds     Short             46,118
  ------------------------------------------------------------------------------
  New Jersey    3/98      150 U.S. Treasury Bonds    Short            230,588
  ------------------------------------------------------------------------------
  Pennsylvania  3/98      192 U.S. Treasury Bonds    Short            301,188
  ------------------------------------------------------------------------------


  At January 31, 1998, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

Eaton Vance Municipals Funds as of January 31, 1998

INVESTMENT MANAGEMENT


Eaton Vance Municipals Funds

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant



Municipals Portfolios

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President of Arizona, Colorado, Connecticut, Michigan, Minnesota, New Jersey, Pennsylvania and Texas Municipals Portfolios and Portfolio Manager of Minnesota and New Jersey Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager of Arizona Municipals Portfolio

William H. Ahearn, Jr.
Vice President and Portfolio Manager of Colorado and Connecticut Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio Manager of Texas Municipals Portfolio

Timothy T. Browse
Vice President and Portfolio Manager of Michigan and Pennsylvania Municipals Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

                      This Page Intentionally Left Blank

Investment Adviser of the Portfolios
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of the Funds
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617)482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer Agent
First Data Investor Services Group, Inc.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123




Eaton Vance Municipals Trust
24 Federal Street
Boston, MA 02110


--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------